UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5002

DWS Variable Series II

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Balanced VIP

(formerly SVS II Scudder Total Return Portfolio)

	Shares	Value ($)

Common Stocks 59.3%
Consumer Discretionary 4.6%
Auto Components 0.1%
Aftermarket Technology Corp.*	7,200	162,793
American Axle & Manufacturing Holdings, Inc.	11,000	188,430
ArvinMeritor, Inc.	18,700	278,817
Modine Manufacturing Co.	4,700	138,650
Sauer-Danfoss, Inc.	9,600	220,320

		989,010
Automobiles 0.3%
Fleetwood Enterprises, Inc.*	21,900	244,623
Harley-Davidson, Inc.	31,800	1,649,784

		1,894,407
Distributors 0.1%
Audiovox Corp. "A"*	16,100	192,234
Building Materials Holding Corp.	8,400	299,376

		491,610
Diversified Consumer Services 0.1%
Alderwoods Group, Inc.*	22,500	402,750
Escala Group, Inc.*	7,900	206,901

		609,651
Hotels Restaurants & Leisure 0.4%
Ambassadors Group, Inc.	1,000	25,400
Bally Technologies, Inc.*	19,100	324,509
Luby's, Inc.*	4,300	53,707
Multimedia Games, Inc.*	20,500	305,040
Papa John's International, Inc.*	12,200	400,282
Starbucks Corp.*	45,800	1,723,912

		2,832,850
Household Durables 0.2%
Fortune Brands, Inc.	15,900	1,282,017
Internet & Catalog Retail 0.0%
Stamps.com, Inc.*	5,100	179,826
Media 0.8%
McGraw-Hill Companies, Inc.	48,700	2,806,094
Mediacom Communications Corp. "A"*	50,000	287,500
Omnicom Group, Inc.	26,900	2,239,425
ProQuest Co.*	4,500	96,255
Sinclair Broadcast Group, Inc. "A"	7,800	63,570

		5,492,844
Multiline Retail 0.7%
Kohl's Corp.*	30,500	1,616,805
Target Corp.	56,400	2,933,364
The Bon-Ton Stores, Inc.	6,500	210,275

		4,760,444

Specialty Retail 1.7%
Aeropostale, Inc.*	5,700	171,912
Bed Bath & Beyond, Inc.*	19,700	756,480
Cache, Inc.*	13,700	251,258
CSK Auto Corp.*	23,200	321,784
Gymboree Corp.*	13,200	343,728
Hibbett Sporting Goods, Inc.*	4,200	138,558
Home Depot, Inc.	11,400	482,220
Limited Brands, Inc.	67,800	1,658,388
Lithia Motors, Inc. "A"	9,400	326,180
Lowe's Companies, Inc.	16,600	1,069,704
New York & Co., Inc.*	17,400	259,956
Payless ShoeSource, Inc.*	16,800	384,552
Select Comfort Corp.*	7,900	312,445
Shoe Carnival, Inc.*	6,500	162,370
Staples, Inc.	73,500	1,875,720
TJX Companies, Inc.	114,500	2,841,890

		11,357,145
Textiles, Apparel & Luxury Goods 0.2%
Brown Shoe Co., Inc.	6,100	320,128
K-Swiss, Inc. "A"	9,000	271,260
Phillips-Van Heusen Corp.	7,900	301,859
Steven Madden Ltd.*	12,500	443,750

		1,336,997
Consumer Staples 4.6%
Beverages 0.7%
Diageo PLC	50,394	793,681
PepsiCo, Inc.	72,080	4,165,503

		4,959,184
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	15,700	359,059
Wal-Mart Stores, Inc.	47,700	2,253,348
Walgreen Co.	66,600	2,872,458

		5,484,865
Food Products 1.5%
Dean Foods Co.*	37,800	1,467,774
General Mills, Inc.	41,400	2,098,152
Gold Kist, Inc.*	27,100	342,544
Groupe Danone	6,523	799,185
Kellogg Co.	36,700	1,616,268
Seaboard Corp.	200	318,800
The Hershey Co.	21,600	1,128,168
Unilever NV (NY Shares)	28,500	1,972,770

		9,743,661
Household Products 1.5%
Colgate-Palmolive Co.	72,300	4,128,330
Kimberly-Clark Corp.	41,500	2,398,700
Procter & Gamble Co.	65,800	3,791,396

		10,318,426
Personal Products 0.1%
Chattem, Inc.*	8,400	316,260
Playtex Products, Inc.*	23,300	243,951

		560,211

Energy 8.7%
Energy Equipment & Services 3.0%
Baker Hughes, Inc.	60,600	4,145,040
BJ Services Co.	67,600	2,338,960
Halliburton Co.	51,900	3,789,738
Helix Energy Solutions Group, Inc.*	11,700	443,430
Noble Corp.	20,900	1,694,990
NS Group, Inc.*	6,700	308,401
Pioneer Drilling Co.*	15,100	248,093
Schlumberger Ltd.	30,800	3,898,356
Superior Energy Services, Inc.*	2,900	77,691
Transocean, Inc.*	40,030	3,214,409

		20,159,108
Oil, Gas & Consumable Fuels 5.7%
ATP Oil & Gas Corp.*	6,000	263,460
BP PLC (ADR)	32,200	2,219,868
Cabot Oil & Gas Corp.	10,400	498,472
Callon Petroleum Co.*	14,700	308,994
Chevron Corp.	94,600	5,483,962
Clayton Williams Energy, Inc.*	2,600	106,392
Comstock Resources, Inc.*	11,700	347,373
ConocoPhillips	114,240	7,214,256
Devon Energy Corp.	45,400	2,777,118
Edge Petroleum Corp.*	9,600	239,808
Encore Aquisition Co.*	11,900	368,900
EOG Resources, Inc.	38,200	2,750,400
ExxonMobil Corp.	124,500	7,577,070
Foundation Coal Holdings, Inc.	6,200	255,068
Harvest Natural Resources, Inc.*	28,300	275,076
James River Coal Co.*	8,700	295,539
KCS Energy, Inc.*	12,200	317,200
Marathon Oil Corp.	38,000	2,894,460
Swift Energy Co.*	8,700	325,902
USEC, Inc.	26,200	315,710
Valero Energy Corp.	45,500	2,719,990
XTO Energy, Inc.	35,366	1,540,897

		39,095,915
Financials 11.3%
Banks 4.5%
AmSouth Bancorp.	76,900	2,080,145
BancFirst Corp.	1,200	52,320
Bank of America Corp.	163,000	7,423,020
Banner Corp.	500	17,000
Center Financial Corp.	11,800	285,914
City Holding Co.	2,600	95,654
Corus Bankshares, Inc.	8,200	487,408
CVB Financial Corp.	21,619	369,681
First Community Bancorp.	4,200	242,172
First Niagara Financial Group, Inc.	4,400	64,504
First Place Financial Corp.	1,100	27,280
FirstFed Financial Corp.*	8,300	496,423
Fremont General Corp.	16,100	347,116
Frontier Financial Corp.	850	28,084

Hanmi Financial Corp.	1,000	18,060
Oriental Financial Group, Inc.	10,700	154,615
Pacific Capital Bancorp.	5,900	199,656
PFF Bancorp., Inc.	2,950	99,444
PNC Financial Services Group, Inc.	28,200	1,898,142
Santander BanCorp.	3,000	76,200
Sterling Bancshares, Inc.	19,600	353,780
SunTrust Banks, Inc.	31,200	2,270,112
TierOne Corp.	7,600	258,020
Umpqua Holdings Corp.	9,000	256,500
US Bancorp.	88,000	2,684,000
Virginia Financial Group, Inc.	900	36,018
Wachovia Corp.	60,500	3,391,025
Washington Mutual, Inc.	48,300	2,058,546
Wells Fargo & Co.	65,700	4,196,259
West Coast Bancorp.	1,700	47,515
WSFS Financial Corp.	3,500	219,905

		30,234,518
Capital Markets 2.0%
Apollo Investment Corp.	6,208	110,565
Bear Stearns Companies, Inc.	13,400	1,858,580
Investment Technology Group, Inc.*	1,400	69,720
Lehman Brothers Holdings, Inc.	11,500	1,662,095
Merrill Lynch & Co., Inc.	50,600	3,985,256
Morgan Stanley	49,000	3,078,180
optionsXpress Holdings, Inc.	7,800	226,824
Piper Jaffray Companies, Inc.*	8,800	484,000
The Goldman Sachs Group, Inc.	14,100	2,213,136

		13,688,356
Consumer Finance 0.3%
American Express Co.	30,300	1,592,265
Cash America International, Inc.	7,500	225,150
CompuCredit Corp.*	7,100	261,351

		2,078,766
Diversified Financial Services 2.0%
Accredited Home Lenders Holding Co.*	6,100	312,198
Citigroup, Inc.	131,232	6,198,087
Freddie Mac	42,100	2,568,100
JPMorgan Chase & Co.	91,400	3,805,896
Partners Trust Financial Group, Inc.	14,800	176,416

		13,060,697
Insurance 1.9%
AFLAC, Inc.	87,600	3,953,388
Allstate Corp.	37,200	1,938,492
American International Group, Inc.	75,200	4,969,968
Bristol West Holdings, Inc.	9,600	184,800
EMC Insurance Group, Inc.	3,100	86,397
Genworth Financial, Inc. "A"	31,700	1,059,731
National Financial Partners Corp.	1,800	101,736
Navigators Group, Inc.*	1,500	74,400
Odyssey Re Holdings Corp.	4,400	95,480
Seabright Insurance Holdings*	4,700	81,874
Tower Group, Inc.	20,700	478,170

		13,024,436

Real Estate 0.6%
Brandywine Realty Trust (REIT)	7,000	222,320
Colonial Properties Trust (REIT)	4,700	235,611
Commercial Net Lease Realty (REIT)	9,100	212,030
Corporate Office Properties Trust (REIT)	3,300	150,942
Cousins Properties, Inc. (REIT)	5,700	190,551
EastGroup Properties, Inc. (REIT)	1,500	71,160
FelCor Lodging Trust, Inc. (REIT)	8,200	173,020
First Industrial Realty Trust, Inc. (REIT)	3,100	132,339
Glenborough Realty Trust, Inc. (REIT)	4,000	87,000
Glimcher Realty Trust (REIT)	3,800	107,920
Heritage Property Investment Trust (REIT)	4,900	193,991
Highwoods Properties, Inc. (REIT)	7,500	252,975
Home Properties, Inc. (REIT)	4,500	229,950
Jones Lang LaSalle, Inc.	2,700	206,658
Lexington Corporate Properties Trust (REIT)	10,100	210,585
LTC Properties, Inc. (REIT)	1,300	30,238
Maguire Properties, Inc. (REIT)	200	7,300
Nationwide Health Properties, Inc. (REIT)	10,300	221,450
Newcastle Investment Corp. (REIT)	6,300	150,696
OMEGA Healthcare Investors, Inc. (REIT)	2,500	35,050
Parkway Properties, Inc. (REIT)	3,600	157,248
Pennsylvania Real Estate Investment Trust (REIT)	2,900	127,600
Senior Housing Properties Trust (REIT)	11,700	211,770
Sun Communities, Inc. (REIT)	1,600	56,560
Taubman Centers, Inc. (REIT)	4,100	170,847
Urstadt Biddle Properties "A" (REIT)	1,200	21,600
Washington Real Estate Investment Trust (REIT)	7,500	272,400

		4,139,811
Health Care 8.4%
Biotechnology 1.8%
Albany Molecular Research, Inc.*	21,500	218,440
Alkermes, Inc.*	13,800	304,290
Amgen, Inc.*	28,400	2,066,100
Cubist Pharmaceuticals, Inc.*	11,400	261,858
Digene Corp.*	5,700	222,870
Genentech, Inc.*	52,700	4,453,677
Gilead Sciences, Inc.*	62,500	3,888,750
Nektar Therapeutics*	12,400	252,712
NPS Pharmaceuticals, Inc.*	21,700	185,318
United Therapeutics Corp.*	5,200	344,656

		12,198,671
Health Care Equipment & Supplies 1.8%
American Medical Systems Holdings, Inc.*	13,300	299,250
ArthroCare Corp.*	7,200	344,304
Baxter International, Inc.	89,300	3,465,733
Biosite, Inc.*	5,200	270,036
Boston Scientific Corp.*	43,700	1,007,285
C.R. Bard, Inc.	17,500	1,186,675
Integra LifeSciences Holdings*	9,200	377,016
Kyphon, Inc.*	7,800	290,160
Medtronic, Inc.	44,000	2,233,000
Zimmer Holdings, Inc.*	36,200	2,447,120

		11,920,579

Health Care Providers & Services 1.2%
Alliance Imaging, Inc.*	35,600	229,264
Chemed Corp.	5,200	308,568
CorVel Corp.*	10,300	226,806
eResearch Technology, Inc.*	15,500	223,045
Healthways, Inc.*	3,000	152,820
LCA-Vision, Inc.	5,900	295,649
Magellan Health Services, Inc.*	7,600	307,572
MedCath Corp.*	7,300	139,576
Odyssey HealthCare, Inc.*	14,200	244,382
Pediatrix Medical Group, Inc.*	4,500	461,880
Sunrise Senior Living, Inc.*	7,300	284,481
UnitedHealth Group, Inc.	93,700	5,234,082
WellCare Health Plans, Inc.*	8,100	368,064

		8,476,189
Pharmaceuticals 3.6%
Abbott Laboratories	150,200	6,378,994
Alpharma, Inc. "A"	10,000	268,200
Bentley Pharmaceuticals, Inc.*	14,800	194,620
Cypress Bioscience, Inc.*	19,200	120,960
Durect Corp.*	28,400	180,624
Eli Lilly & Co.	20,600	1,139,180
Hi-Tech Pharmacal Co., Inc.*	1,550	43,710
Johnson & Johnson	130,182	7,709,378
K-V Pharmaceutical Co. "A"*	12,300	296,676
Mylan Laboratories, Inc.	46,500	1,088,100
Nastech Pharmaceutical Co., Inc.*	12,300	221,400
Pfizer, Inc.	133,100	3,316,852
Salix Pharmaceuticals Ltd.*	16,000	264,160
Teva Pharmaceutical Industries Ltd. (ADR)	21,300	877,134
Wyeth	41,700	2,023,284

		24,123,272
Industrials 5.9%
Aerospace & Defense 1.5%
Hexcel Corp.*	14,600	320,762
Honeywell International, Inc.	36,500	1,561,105
L-3 Communications Holdings, Inc.	20,300	1,741,537
United Technologies Corp.	109,300	6,336,121

		9,959,525
Air Freight & Logistics 0.4%
EGL, Inc.*	8,900	400,500
FedEx Corp.	22,300	2,518,562
Hub Group, Inc. "A"*	5,400	246,132

		3,165,194
Airlines 0.0%
ExpressJet Holdings, Inc.*	32,500	241,800
Building Products 0.3%
Masco Corp.	38,900	1,263,861
NCI Building Systems, Inc.*	6,700	400,459
Universal Forest Products, Inc.	6,700	425,383

		2,089,703
Commercial Services & Supplies 0.2%
Coinstar, Inc.*	12,200	316,102

Consolidated Graphics, Inc.*	4,400	229,328
McGrath Rentcorp.	7,200	216,432
PHH Corp.*	2,200	58,740
Standard Register Co.	20,800	322,400
TeleTech Holdings, Inc.*	23,100	256,641

		1,399,643
Construction & Engineering 0.1%
Granite Construction, Inc.	8,100	394,308
Electrical Equipment 0.6%
A.O. Smith Corp.	8,000	422,400
Acuity Brands, Inc.	11,900	476,000
Emerson Electric Co.	28,900	2,416,907
Genlyte Group, Inc.*	4,100	279,374
LSI Industries, Inc.	17,700	301,608
Vicor Corp.	3,300	65,109

		3,961,398
Industrial Conglomerates 1.2%
General Electric Co.	231,100	8,037,658
Machinery 1.4%
Accuride Corp.*	13,900	159,850
Cascade Corp.	6,200	327,670
Caterpillar, Inc.	25,700	1,845,517
Dover Corp.	48,100	2,335,736
ESCO Technologies, Inc.*	7,400	374,810
Flowserve Corp.*	2,400	140,016
Ingersoll-Rand Co., Ltd. "A"	71,400	2,983,806
JLG Industries, Inc.	13,200	406,428
Middleby Corp.*	2,000	167,440
Titan International, Inc.	9,900	170,874
Valmont Industries, Inc.	3,000	126,120
Wabtec Corp.	12,200	397,720

		9,435,987
Road & Rail 0.1%
Dollar Thrifty Automotive Group, Inc.*	7,600	345,040
Marten Transport Ltd.*	12,200	220,698

		565,738
Trading Companies & Distributors 0.1%
Electro Rent Corp.*	14,800	251,600
GATX Corp.	9,900	408,771

		660,371
Information Technology 12.2%
Communications Equipment 1.9%
ADTRAN, Inc.	10,300	269,654
Avocent Corp.*	5,600	177,744
Ciena Corp.*	24,900	129,729
Cisco Systems, Inc.*	221,300	4,795,571
InterDigital Communications Corp.*	9,900	242,748
MasTec, Inc.*	13,400	189,878
Nokia Oyj (ADR)	215,300	4,461,016
QUALCOMM, Inc.	54,100	2,738,001

		13,004,341
Computers & Peripherals 2.4%
Advanced Digital Information Corp.*	23,600	207,208

Apple Computer, Inc.*	39,800	2,496,256
Dell, Inc.*	37,900	1,127,904
EMC Corp.*	206,700	2,817,321
Hewlett-Packard Co.	109,400	3,599,260
Imation Corp.	2,700	115,857
International Business Machines Corp.	64,300	5,302,821
Komag, Inc.*	5,500	261,800
Synaptics, Inc.*	7,500	164,925

		16,093,352
Electronic Equipment & Instruments 0.2%
Brightpoint, Inc.*	1,700	52,802
Checkpoint Systems, Inc.*	13,000	349,440
Coherent, Inc.*	1,900	66,709
Fargo Electronics*	4,900	82,859
Itron, Inc.*	5,100	305,235
Plexus Corp.*	8,200	308,074
Technitrol, Inc.	14,200	340,516

		1,505,635
Internet Software & Services 0.8%
aQuantive, Inc.*	5,100	120,054
CNET Networks, Inc.*	15,100	214,571
EarthLink, Inc.*	17,200	164,260
eBay, Inc.*	39,100	1,527,246
Google, Inc. "A"*	3,050	1,189,500
j2 Global Communications, Inc.*	1,900	89,300
Online Resources Corp.*	9,900	128,700
Websense, Inc.*	5,600	154,448
Yahoo!, Inc.*	48,500	1,564,610

		5,152,689
IT Consulting & Services 1.1%
Accenture Ltd. "A"	73,200	2,201,124
Automatic Data Processing, Inc.	37,300	1,703,864
CSG Systems International, Inc.*	13,500	314,010
Fiserv, Inc.*	31,800	1,353,090
iGATE Corp.*	6,900	40,710
Paychex, Inc.	36,000	1,499,760
Sapient Corp.*	22,100	168,623
StarTek, Inc.	12,300	289,788

		7,570,969
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.*	14,300	202,059
Analog Devices, Inc.	74,800	2,864,092
Applied Materials, Inc.	119,600	2,094,196
Broadcom Corp. "A"*	80,400	3,470,064
Credence Systems Corp.*	26,200	192,308
Cymer, Inc.*	9,700	440,768
Diodes, Inc.*	6,550	271,825
Fairchild Semiconductor International, Inc.*	19,700	375,679
Integrated Device Technology, Inc.*	23,400	347,724
Intel Corp.	286,000	5,534,100
IXYS Corp.*	22,900	211,138
Kulicke & Soffa Industries, Inc.*	21,400	204,156
Linear Technology Corp.	48,100	1,687,348
Mattson Technology, Inc.*	15,100	181,200

Maxim Integrated Products, Inc.	46,100	1,712,615
Microsemi Corp.*	10,200	296,922
Photronics, Inc.*	13,900	260,764
Standard Microsystems Corp.*	2,200	57,156
Texas Instruments, Inc.	105,500	3,425,585
Trident Microsystems, Inc.*	9,800	284,788

		24,114,487
Software 2.2%
Adobe Systems, Inc.	48,200	1,683,144
Advent Software, Inc.*	10,400	295,568
Ansoft Corp.*	7,700	321,013
Blackbaud, Inc.	13,400	283,946
Electronic Arts, Inc.*	33,200	1,816,704
Internet Security Systems, Inc.*	7,600	182,248
Lawson Software, Inc.*	33,400	256,178
Microsoft Corp.	307,600	8,369,796
MicroStrategy, Inc., "A"*	2,922	307,657
Oracle Corp.*	77,500	1,060,975
Parametric Technology Corp.*	16,160	263,893
SPSS, Inc.*	6,100	193,126
Wind River Systems, Inc.*	18,300	227,835

		15,262,083
Materials 1.6%
Chemicals 1.1%
Air Products & Chemicals, Inc.	31,700	2,129,923
E.I. du Pont de Nemours & Co.	70,200	2,963,142
Ecolab, Inc.	44,800	1,711,360
Pioneer Companies, Inc.*	11,200	341,600
Terra Industries, Inc.*	8,500	59,925

		7,205,950
Construction Materials 0.0%
Texas Industries, Inc.	3,400	205,666
Containers & Packaging 0.3%
Sonoco Products Co.	61,900	2,096,553
Metals & Mining 0.2%
AK Steel Holding Corp.*	19,300	289,500
Aleris International, Inc.*	8,000	384,560
Century Aluminum Co.*	7,800	331,110
Commercial Metals Co.	6,400	342,336
Intermet Corp.	1,269	14,819
Quanex Corp.	1,600	106,608

		1,468,933
Telecommunication Services 1.2%
Diversified Telecommunication Services 1.1%
Alaska Communications Systems Group, Inc.	25,300	306,889
AT&T, Inc.	106,800	2,887,872
CT Communications, Inc.	9,400	127,746
North Pittsburgh Systems, Inc.	4,200	98,028
Premiere Global Services, Inc.*	21,900	176,295
Shenandoah Telecommunications Co.	2,000	89,980
TALK America Holdings, Inc.*	23,200	197,896
Verizon Communications, Inc.	111,800	3,807,908

		7,692,614

Wireless Telecommunication Services 0.1%
Centennial Communications Corp.	24,200	177,386
Syniverse Holdings, Inc.*	17,600	278,080
UbiquiTel, Inc.*	18,900	190,890

		646,356
Utilities 0.8%
Electric Utilities 0.7%
ALLETE, Inc.	900	41,940
FPL Group, Inc.	50,800	2,039,112
Otter Tail Corp.	4,700	134,843
Sierra Pacific Resources*	26,400	364,584
Southern Co.	71,900	2,356,163

		4,936,642
Gas Utilities 0.1%
New Jersey Resources Corp.	2,100	95,025
South Jersey Industries, Inc.	10,200	278,154

		373,179
Independent Power Producers & Energy Traders 0.0%
Black Hills Corp.	2,100	71,400

Total Common Stocks (Cost $317,358,903)		401,805,640
	Principal Amount ($)(b)	Value ($)

Corporate Bonds 11.8%
Consumer Discretionary 2.8%
155 East Tropicana LLC, 8.75%, 4/1/2012	150,000	148,125
Adelphia Communications Corp.:
Series B, 7.75%, 1/15/2009 *	50,000	29,500
Series B, 9.25%, 10/1/2002 *	75,000	43,500
Affinia Group, Inc., 9.0%, 11/30/2014	130,000	111,800
AMC Entertainment, Inc.:
8.0%, 3/1/2014	265,000	236,513
144A, 11.0%, 2/1/2016	30,000	30,975
AMFM, Inc., 8.0%, 11/1/2008	750,000	787,303
AutoNation, Inc., 9.0%, 8/1/2008	190,000	205,200
Aztar Corp., 7.875%, 6/15/2014	250,000	270,625
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009	50,000	52,438
Caesars Entertainment, Inc., 8.875%, 9/15/2008	80,000	85,600
Charter Communications Holdings LLC:
9.625%, 11/15/2009	80,000	53,600
10.25%, 9/15/2010	465,000	456,862
144A, 10.25%, 9/15/2010	115,000	112,700
11.0%, 10/1/2015	506,000	420,612
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	220,000	277,530
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	150,000	161,159
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	165,000	128,700
CSC Holdings, Inc.:
7.25%, 7/15/2008	80,000	80,800
7.875%, 12/15/2007	285,000	290,700
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	750,000	739,490
Series E, 5.21% **, 10/31/2008	389,000	390,480
Dex Media East LLC/Financial, 12.125%, 11/15/2012	723,000	826,027

Dura Operating Corp., Series B, 8.625%, 4/15/2012	260,000	213,850
EchoStar DBS Corp.:
6.625%, 10/1/2014	75,000	72,469
144A, 7.125%, 2/1/2016	90,000	88,538
Foot Locker, Inc., 8.5%, 1/15/2022	135,000	143,100
Ford Motor Co., 7.45%, 7/16/2031	80,000	59,400
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	480,000	480,000
General Motors Corp.:
8.25%, 7/15/2023	205,000	147,600
8.375%, 7/15/2033 (a)	385,000	282,012
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	350,000	391,125
Gregg Appliances, Inc., 9.0%, 2/1/2013	50,000	46,375
GSC Holdings Corp., 144A, 8.0%, 10/1/2012	130,000	129,025
Harrah's Operating Co., Inc.:
5.625%, 6/1/2015	668,000	640,060
5.75%, 10/1/2017	393,000	372,132
Hertz Corp., 144A, 8.875%, 1/1/2014	220,000	228,250
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	560,000	593,600
JC Penney Corp., Inc., 8.0%, 3/1/2010	500,000	538,290
Lear Corp.:
Series B, 5.75%, 8/1/2014	85,000	68,850
Series B, 8.11%, 5/15/2009	235,000	218,550
Levi Strauss & Co.:
9.28% **, 4/1/2012	65,000	67,275
12.25%, 12/15/2012	55,000	62,494
Liberty Media Corp.:
5.7%, 5/15/2013	65,000	60,444
7.875%, 7/15/2009	10,000	10,523
8.25%, 2/1/2030	85,000	82,139
8.5%, 7/15/2029	55,000	54,048
Mandalay Resort Group, Series B, 10.25%, 8/1/2007	45,000	47,363
Mediacom Broadband LLC, 8.5%, 10/15/2015	80,000	76,800
Mediacom LLC, 9.5%, 1/15/2013	15,000	14,850
MGM MIRAGE:
8.375%, 2/1/2011	135,000	142,425
9.75%, 6/1/2007	145,000	150,981
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	200,000	212,750
NCL Corp., 10.625%, 7/15/2014	115,000	119,025
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	215,000	169,850
Paxson Communications Corp., 144A, 10.777% **, 1/15/2013	55,000	54,450
Petro Stopping Centers, 9.0%, 2/15/2012	55,000	55,275
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	265,000	285,537
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	320,000	305,600
PRIMEDIA, Inc.:
8.875%, 5/15/2011	100,000	97,500
10.124% **, 5/15/2010	250,000	253,750
Renaissance Media Group LLC, 10%, 4/15/2008	145,000	145,000
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	420,000	460,950
Rexnord Corp., 10.125%, 12/15/2012	65,000	71,338
Simmons Bedding Co., 7.875%, 1/15/2014	85,000	82,238
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011	450,000	473,062
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	300,000	292,500
Six Flags, Inc., 9.75%, 4/15/2013	200,000	201,500
Steinway Musical Instruments, Inc., 144A, 7.0%, 3/1/2014	80,000	80,000
TCI Communications, Inc., 8.75%, 8/1/2015	135,000	157,963
Tele-Communications, Inc.:
9.875%, 6/15/2022	670,000	869,470

10.125%, 4/15/2022	28,000	36,706
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014	70,000	67,340
Time Warner, Inc., 6.75%, 4/15/2011	800,000	829,687
Toys "R" Us, Inc., 7.375%, 10/15/2018	85,000	62,475
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	530,000	515,425
TRW Automotive, Inc.:
11.0%, 2/15/2013	400,000	447,000
11.75%, 2/15/2013 EUR	75,000	105,204
United Auto Group, Inc., 9.625%, 3/15/2012	250,000	264,688
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	75,000	78,469
XM Satellite Radio, Inc.:
12.0%, 6/15/2010	110,000	122,788
14.0%, 12/31/2009	445,000	477,262
Young Broadcasting, Inc., 8.75%, 1/15/2014	510,000	436,050

		19,253,659
Consumer Staples 0.8%
Alliance One International, Inc., 11.0%, 5/15/2012	120,000	115,200
Altria Group, Inc., 7.0%, 11/4/2013	250,000	268,778
Anheuser-Busch Companies, Inc., 5.75%, 4/1/2036	400,000	389,375
Archer-Daniels-Midland Co., 5.375%, 9/15/2035	400,000	364,602
Birds Eye Foods, Inc., 11.875%, 11/1/2008	100,000	102,000
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022	500,000	623,778
Del Laboratories, Inc., 8.0%, 2/1/2012	95,000	76,950
Delhaize America, Inc.:
8.05%, 4/15/2027	30,000	30,919
9.0%, 4/15/2031	380,000	439,540
Fortune Brands, Inc., 5.375%, 1/15/2016	250,000	239,969
Fred Meyer, Inc., 7.45%, 3/1/2008	750,000	775,080
Kraft Foods, Inc., 6.25%, 6/1/2012	500,000	515,063
North Atlantic Trading Co., 9.25%, 3/1/2012	615,000	393,600
Swift & Co.:
10.125%, 10/1/2009	75,000	78,000
12.5%, 1/1/2010	25,000	25,188
Viskase Co., Inc., 11.5%, 6/15/2011	475,000	496,375
Wal-Mart Stores, Inc., 5.25%, 9/1/2035	250,000	226,780

		5,161,197
Energy 0.7%
Belden & Blake Corp., 8.75%, 7/15/2012	315,000	324,450
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015	190,000	197,600
Chesapeake Energy Corp.:
6.25%, 1/15/2018	30,000	29,325
6.5%, 8/15/2017	60,000	59,250
144A, 6.5%, 8/15/2017	30,000	29,625
6.875%, 1/15/2016	200,000	201,500
7.75%, 1/15/2015	35,000	36,575
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	220,000	201,300
144A, 8.375%, 5/1/2016	205,000	203,975
144A, 9.875%, 7/15/2010	420,000	461,929
144A, 10.125%, 7/15/2013	105,000	120,299
El Paso Production Holding Corp., 7.75%, 6/1/2013	160,000	165,800
Frontier Oil Corp., 6.625%, 10/1/2011	235,000	234,412
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	250,000	250,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	200,000	176,000
Sonat, Inc., 7.0%, 2/1/2018	30,000	29,100

Southern Natural Gas, 8.875%, 3/15/2010	315,000	335,081
Stone Energy Corp.:
6.75%, 12/15/2014	450,000	420,750
8.25%, 12/15/2011	140,000	140,700
Transmeridian Exploration, Inc., 144A, 12.0%, 12/15/2010	105,000	105,000
Williams Companies, Inc.:
8.125%, 3/15/2012	525,000	563,719
8.75%, 3/15/2032	175,000	204,750

		4,491,140
Financials 2.7%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	30,000	32,325
11.0%, 7/31/2010	135,000	150,188
Allstate Corp., 6.125%, 2/15/2012	1,000,000	1,031,412
American General Finance Corp., Series I, 4.875%, 5/15/2010	480,000	467,642
American General Institutional Capital, 144A, 8.125%, 3/15/2046	230,000	282,940
American International Group, Inc., 144A, 5.05%, 10/1/2015	700,000	667,466
AmeriCredit Corp., 9.25%, 5/1/2009	315,000	329,569
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	230,000	212,750
Bear Stearns Companies, Inc., 5.3%, 10/30/2015	465,000	449,549
Citigroup, Inc., 6.0%, 10/31/2033	500,000	493,998
E*TRADE Financial Corp.:
7.375%, 9/15/2013	75,000	76,500
7.875%, 12/1/2015	225,000	237,375
8.0%, 6/15/2011	95,000	98,681
Erac USA Finance Co., 144A, 5.9%, 11/15/2015	493,000	490,948
ERP Operating LP:
5.375%, 8/1/2016	333,000	321,729
6.95%, 3/2/2011	211,000	223,030
Ford Motor Credit Co.:
6.5%, 1/25/2007	319,000	317,779
7.25%, 10/25/2011	790,000	719,872
7.375%, 10/28/2009	960,000	902,528
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	750,000	835,184
General Motors Acceptance Corp.:
4.375%, 12/10/2007	134,000	124,276
6.125%, 9/15/2006	184,000	183,151
6.125%, 2/1/2007	1,377,000	1,355,743
6.125%, 8/28/2007	622,000	603,294
6.875%, 9/15/2011	1,245,000	1,160,438
8.0%, 11/1/2031	664,000	627,548
H&E Equipment/Finance, 11.125%, 6/15/2012	235,000	260,263
HSBC Bank USA, 5.625%, 8/15/2035	374,000	347,433
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	585,000	546,771
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010	626,000	608,674
Ohio Casualty Corp., 7.3%, 6/15/2014	155,000	161,563
Poster Financial Group, Inc., 8.75%, 12/1/2011	280,000	294,700
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	330,000	365,888
Radnor Holdings Corp., 11.0%, 3/15/2010	135,000	105,300
Sprint Capital Corp., 7.625%, 1/30/2011	1,000,000	1,081,496
The Goldman Sachs Group, Inc., 5.35%, 1/15/2016	1,250,000	1,207,326
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	245,000	183,750
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	125,000	123,750
Universal City Development, 11.75%, 4/1/2010	355,000	380,061
Verizon Global Funding Corp., 7.75%, 12/1/2030	170,000	187,807

		18,250,697

Health Care 0.3%
Genentech, Inc., 4.4%, 7/15/2010	1,250,000	1,204,575
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	450,000	451,125
Wyeth, 6.5%, 2/1/2034	400,000	417,951

		2,073,651
Industrials 1.2%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	348,000	356,700
Allied Security Escrow Corp., 11.375%, 7/15/2011	190,000	180,500
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	275,000	296,656
American Color Graphics, 10.0%, 6/15/2010	165,000	117,356
Avondale Mills, Inc., 144A, 11.5% **, 7/1/2012	95,000	91,675
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	348,697	360,460
Beazer Homes USA, Inc., 8.375%, 4/15/2012	90,000	93,488
Browning-Ferris Industries:
7.4%, 9/15/2035	310,000	288,300
9.25%, 5/1/2021	135,000	140,738
Case New Holland, Inc., 9.25%, 8/1/2011	355,000	378,962
Cenveo Corp., 7.875%, 12/1/2013	150,000	146,625
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	215,000	203,175
Columbus McKinnon Corp., 10.0%, 8/1/2010	150,000	165,000
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	265,000	270,300
144A, 11.44% **, 7/1/2012	95,000	96,900
Congoleum Corp., 8.625%, 8/1/2008 *	190,000	177,650
D.R. Horton, Inc., 5.375%, 6/15/2012	1,355,000	1,287,667
Honeywell International, Inc., 5.7%, 3/15/2036	257,500	248,663
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2015	370,000	338,992
6.25%, 1/15/2016	200,000	181,295
8.875%, 4/1/2012	265,000	276,925
Kansas City Southern, 9.5%, 10/1/2008	425,000	453,687
Kinetek, Inc., Series D, 10.75%, 11/15/2006	265,000	259,700
Millennium America, Inc., 9.25%, 6/15/2008	300,000	304,875
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	115,000	128,800
Securus Technologies, Inc., 11.0%, 9/1/2011	85,000	73,100
Ship Finance International Ltd., 8.5%, 12/15/2013	215,000	202,100
Standard Pacific Corp., 6.5%, 8/15/2010	150,000	143,250
Technical Olympic USA, Inc., 7.5%, 1/15/2015	135,000	116,438
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	195,000	211,819
United Rentals North America, Inc., 7.0%, 2/15/2014	45,000	43,313
United Technologies Corp., 7.5%, 9/15/2029	350,000	422,135
Xerox Capital Trust I, 8.0%, 2/1/2027	65,000	67,275
Xerox Corp., 6.4%, 3/15/2016	80,000	79,400

		8,203,919
Information Technology 0.3%
Activant Solutions, Inc.:
10.5%, 6/15/2011	165,000	182,737
144A, 10.53% **, 4/1/2010	20,000	20,400
Advanced Micro Devices, Inc., 7.75%, 11/1/2012	60,000	62,775
Cisco Systems, Inc., 5.5%, 2/22/2016	308,000	303,374
Eschelon Operating Co., 8.375%, 3/15/2010	45,000	42,750
International Business Machines Corp., 8.375%, 11/1/2019	250,000	310,696
L-3 Communications Corp.:
5.875%, 1/15/2015	135,000	128,588

Series B, 6.375%, 10/15/2015	35,000	34,475
Lucent Technologies, Inc., 6.45%, 3/15/2029	470,000	424,175
Sanmina-SCI Corp., 8.125%, 3/1/2016 (a)	265,000	267,650
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	230,000	242,075
UGS Corp., 10.0%, 6/1/2012	205,000	225,500
Unisys Corp., 7.875%, 4/1/2008	130,000	129,837

		2,375,032
Materials 1.1%
ARCO Chemical Co., 9.8%, 2/1/2020	570,000	621,300
Associated Materials, Inc.:
Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	55,000	31,625
9.75%, 4/15/2012	60,000	62,250
Caraustar Industries, Inc., 9.875%, 4/1/2011	340,000	357,425
Constar International, Inc., 11.0%, 12/1/2012	35,000	27,300
Crown Cork & Seal Co., Inc., 7.5%, 12/15/2096	40,000	32,400
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	70,000	54,600
Dayton Superior Corp.:
10.75%, 9/15/2008	130,000	132,438
13.0%, 6/15/2009	160,000	133,600
Equistar Chemical Funding, 10.625%, 5/1/2011	105,000	113,663
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	235,000	240,287
GEO Specialty Chemicals, Inc., 144A, 13.03% **, 12/31/2009	471,000	409,770
Georgia-Pacific Corp., 8.0%, 1/15/2024	80,000	80,700
Greif, Inc., 8.875%, 8/1/2012	35,000	37,275
Hexcel Corp., 6.75%, 2/1/2015	80,000	79,200
Huntsman LLC, 11.625%, 10/15/2010	267,000	302,377
IMC Global, Inc., 10.875%, 8/1/2013	445,000	509,525
International Steel Group, Inc., 6.5%, 4/15/2014	80,000	79,600
Massey Energy Co.:
6.625%, 11/15/2010	185,000	188,237
144A, 6.875%, 12/15/2013	45,000	44,100
MMI Products, Inc., Series B, 11.25%, 4/15/2007	270,000	265,950
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	160,000	130,400
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	530,000	588,300
144A, 13.0%, 9/30/2013	40,000	40,500
Newmont Mining Corp., 5.875%, 4/1/2035	1,094,000	1,022,770
OM Group, Inc., 9.25%, 12/15/2011	100,000	103,500
Omnova Solutions, Inc., 11.25%, 6/1/2010	375,000	396,562
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	90,000	95,400
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	255,056	3,826
Portola Packaging, Inc., 8.25%, 2/1/2012	35,000	30,100
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	61,000	66,948
TriMas Corp., 9.875%, 6/15/2012	235,000	215,025
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	105,000	93,975
United States Steel Corp., 9.75%, 5/15/2010	248,000	267,840
Weyerhaeuser Co., 5.95%, 11/1/2008	600,000	605,518

		7,464,286
Telecommunication Services 0.5%
American Cellular Corp., Series B, 10.0%, 8/1/2011	70,000	75,950
AT&T, Inc., 6.15%, 9/15/2034	500,000	474,816
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012	745,000	738,565
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	280,000	287,700
8.375%, 1/15/2014	215,000	218,494

Dobson Communications Corp., 8.875%, 10/1/2013	170,000	170,850
Insight Midwest LP, 9.75%, 10/1/2009	45,000	46,350
LCI International, Inc., 7.25%, 6/15/2007	195,000	196,950
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	710,000	744,603
Nextel Partners, Inc., 8.125%, 7/1/2011	140,000	148,050
Qwest Corp., 7.25%, 9/15/2025	155,000	158,875
Rural Cellular Corp.:
9.75%, 1/15/2010	30,000	30,450
9.875%, 2/1/2010	25,000	26,688
144A, 10.43% **, 11/1/2012	30,000	31,125
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	102,000	97,410
Triton PCS, Inc., 8.5%, 6/1/2013	30,000	28,500
Ubiquitel Operating Co., 9.875%, 3/1/2011	95,000	103,788
US Unwired, Inc., Series B, 10.0%, 6/15/2012	155,000	173,794

		3,752,958
Utilities 1.4%
AES Corp., 144A, 8.75%, 5/15/2013	600,000	648,000
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	530,000	581,012
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	1,000,000	991,542
CC Funding Trust I, 6.9%, 2/16/2007	179,000	180,950
CMS Energy Corp., 8.5%, 4/15/2011	385,000	415,800
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,590,000	1,493,977
5.0%, 2/15/2012	975,000	937,293
Dominion Resources, Inc., Series E, 7.195%, 9/15/2014	750,000	807,532
DPL, Inc., 6.875%, 9/1/2011	76,000	79,253
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	500,000	517,368
Mirant North America LLC, 144A, 7.375%, 12/31/2013	40,000	40,800
Mission Energy Holding Co., 13.5%, 7/15/2008	745,000	854,887
NorthWestern Corp., 5.875%, 11/1/2014	100,000	98,497
NRG Energy, Inc.:
7.25%, 2/1/2014	205,000	208,331
7.375%, 2/1/2016	465,000	474,881
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	570,000	631,275
TXU Energy Co., 7.0%, 3/15/2013	345,000	359,341

		9,320,739

Total Corporate Bonds (Cost $81,570,069)		80,347,278
Foreign Bonds - US$ Denominated 2.2%
Consumer Discretionary 0.2%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	440,000	479,050
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	90,000	96,075
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	422,000	465,764
Shaw Communications, Inc., 8.25%, 4/11/2010	45,000	47,813
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	354,000	296,032
Unity Media GmbH, 144A, 10.375%, 2/15/2015	75,000	74,625
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013	95,000	88,350

		1,547,709
Energy 0.2%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	100,000	122,750
OAO Gazprom, 144A, 9.625%, 3/1/2013	300,000	354,750
Pemex Project Funding Master Trust, 144A, 5.75%, 12/15/2015	522,000	499,815
Secunda International Ltd., 12.6% **, 9/1/2012	105,000	112,350

		1,089,665

Financials 0.9%
Conproca SA de CV, 12.0%, 6/16/2010	300,000	351,000
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/31/2049	198,000	213,938
Doral Financial Corp., 5.431% **, 7/20/2007	315,000	297,756
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	2,290,000	2,438,850
National Capital Trust II, 144A, 5.486%, 12/29/2049	383,000	370,229
Pemex Finance Ltd., "A1", Series 2000-1, 9.03%, 2/15/2011	725,000	783,326
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	50,000	56,024
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	905,000	930,248
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049	330,000	335,853

		5,777,224
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	280,000	285,600
Industrials 0.2%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	125,000	137,500
10.25%, 6/15/2007	450,000	470,250
12.5%, 6/15/2012	163,000	182,560
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	310,000	361,925
Stena AB, 9.625%, 12/1/2012	110,000	119,900

		1,272,135
Materials 0.2%
Cascades, Inc., 7.25%, 2/15/2013	332,000	312,080
ISPAT Inland ULC, 9.75%, 4/1/2014	249,000	281,681
Novelis, Inc., 144A, 7.25%, 2/15/2015	305,000	292,800
Rhodia SA, 8.875%, 6/1/2011	182,000	187,460
Tembec Industries, Inc., 8.625%, 6/30/2009	280,000	168,700

		1,242,721
Sovereign Bonds 0.1%
Federative Republic of Brazil, 8.875%, 10/14/2019	90,000	103,950
Republic of Argentina, 4.889% **, 8/3/2012 (PIK)	180,000	146,218
United Mexican States, 5.625%, 1/15/2017	134,000	129,779

		379,947
Telecommunication Services 0.4%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	170,000	185,512
Embratel, Series B, 11.0%, 12/15/2008	89,000	99,013
Global Crossing UK Finance, 10.75%, 12/15/2014	75,000	76,875
Intelsat Ltd., 5.25%, 11/1/2008	140,000	132,300
Intelsat Subsidiary Holding Co. Ltd., 9.614% **, 1/15/2012	105,000	106,706
Millicom International Cellular SA, 10.0%, 12/1/2013	50,000	55,375
Mobifon Holdings BV, 12.5%, 7/31/2010	314,000	358,745
Stratos Global Corp., 144A, 9.875%, 2/15/2013	160,000	158,400
Telecom Italia Capital:
4.95%, 9/30/2014	470,000	432,494
5.25%, 11/15/2013	655,000	620,616
Vodafone Group PLC, 5.0%, 12/16/2013	750,000	710,787

		2,936,823
Utilities 0.0%
CESP - Companhia Energetica de Sao Paulo, 144A, 10.0%, 3/2/2011	100,000	104,125

Total Foreign Bonds - US$ Denominated (Cost $14,604,843)		14,635,949

Foreign Bonds - Non US$ Denominated 0.1%
Consumer Discretionary 0.0%
Unity Media GmbH, 144A, 8.75%, 2/15/2015 EUR	160,000	182,262
Sovereign Bonds 0.1%
Republic of Argentina, 7.82%, 12/31/2033 (PIK) EUR	330,595	385,608

Total Foreign Bonds - Non US$ Denominated (Cost $560,853)		567,870
Asset Backed 1.4%
Automobile Receivables 0.4%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	566,000	561,892
Hertz Vehicle Financing LLC, "A6", Series 2005-2A, 144A, 5.08%, 11/25/2011	1,347,000	1,328,058
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	262,220	260,098
"A4", Series 2002-3, 3.57%, 8/17/2009	52,126	52,057
"A4", Series 2002-2, 4.3%, 3/15/2010	99,827	99,553
"B", Series 2002-2, 4.67%, 3/15/2010	75,452	74,480
"B", Series 2002-1, 5.37%, 1/15/2010	250,963	250,206

		2,626,344
Credit Card Receivables 0.5%
Chemical Master Credit Card Trust 1, "A", Series 1996-3, 7.09%, 2/15/2009	2,000,000	2,008,524
Providian Master Note Trust, "B1", Series 2006-B1A, 144A, 5.35%, 3/15/2013	1,075,000	1,075,000

		3,083,524
Home Equity Loans 0.5%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	689,000	684,762
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	1,613,000	1,618,240
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,207,962	1,207,718

		3,510,720
Manufactured Housing Receivables 0.0%
Vanderbilt Acquisition Loan Trust, "A2", Series 2002-1, 4.77%, 10/7/2018	15,726	15,710

Total Asset Backed (Cost $9,377,966)		9,236,298
Convertible Bond 0.1%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006	215,000	212,850
144A, Series EURO, 7.5%, 9/25/2006	185,000	183,150

Total Convertible Bond (Cost $398,934)		396,000
	Shares	Value ($)

Warrants 0.0%
MicroStrategy, Inc.*	96	15
Transmeridian Notes*	7,244	14,488
TravelCenters of America, Inc.*	59	7
Total Warrants (Cost $12,223)		14,510
Preferred Stocks 0.5%
Consumer Discretionary 0.0%
Paxson Communications Corp. 14.25% (PIK)	3	26,182

Financials 0.5%
Farm Credit Bank of Texas, Series 1, 7.561%	198,000	212,019
HSBC Finance Capital Trust IX, 5.911%	800,000	784,907
Wachovia Capital Trust III, 5.8%	2,000,000	1,964,958
Washington Mutual Preferred Funding Delaware 144A, 6.534% (a)	600,000	581,412
		3,543,296

Total Preferred Stocks (Cost $3,636,004)		3,569,478
Convertible Preferred Stocks 0.0%
Consumer Discretionary
Paxson Communications Corp. 144A, 9.75%, (PIK) (Cost $83,550)	12	84,300
	Principal Amount ($)(b)	Value ($)

US Government Agency Sponsored Pass-Throughs 2.1%
Federal Home Loan Mortgage Corp.:
5.0%, with various maturities from 11/1/2035 until 12/1/2035	531,990	506,296
6.0%, 8/1/2035	864,931	872,179
Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2018 until 9/1/2035	4,733,290	4,445,535
5.0%, with various maturities from 4/1/2024 until 5/1/2034	3,216,816	3,081,705
5.5%, with various maturities from 7/1/2023 until 1/1/2034	3,106,941	3,045,908
6.0%, with various maturities from 1/1/2024 until 10/1/2035	1,565,902	1,558,595
6.5%, 5/1/2017	112,785	115,488
7.13%, 1/1/2012	191,625	192,235
8.0%, 9/1/2015	247,538	263,185

Total US Government Agency Sponsored Pass-Throughs (Cost $14,504,507)		14,081,126
Commercial and Non-Agency Mortgage-Backed Securities 8.8%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.435% **, 1/25/2036	1,000,000	981,258
Banc of America Mortgage Securities, "2A6", Series 2004-G, 4.657%, 8/25/2034	2,275,000	2,225,981
Bear Stearns Adjustable Rate Mortgage Trust, "2A3", Series 2005-4, 4.45%, 8/25/2035	705,000	680,510
Bear Stearns Commercial Mortgage Securities, Inc., "AJ", Series 2005-PW10, 5.458% **, 12/11/2040	1,630,000	1,612,533
Chase Mortgage Finance Corp., "2A1", Series 2004-S3, 5.25%, 3/25/2034	630,064	623,977
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	2,000,000	1,889,575
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	386,197	393,800
Commercial Mortgage Acceptance Corp., "A3", Series 1998-C2, 6.04%, 9/15/2030	1,510,000	1,529,733
Countrywide Alternative Loan Trust:
"A1", Series 2004-1T1, 5.0%, 2/25/2034	849,389	833,898
"1A5", Series 2003-J1, 5.25%, 10/25/2033	811,252	801,045
"A8", Series 2005-J14, 5.5%, 12/25/2035	3,733,000	3,550,960
"4A3", Series 2005-43, 5.757% **, 10/25/2035	935,749	929,323
"A1", Series 2004-35T2, 6.0%, 2/25/2035	909,540	909,849
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	487,778	486,153
CS First Boston Mortgage Securities Corp.:
"A2", Series 2004-C1, 3.516%, 1/15/2037	2,000,000	1,919,219
"AJ", Series 2005-C6, 5.23%, 12/15/2040	2,000,000	1,933,461
"A4", Series 2001-CP4, 6.18%, 12/15/2035	2,000,000	2,062,302
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	138,061	139,929
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	62,479	63,377
Greenwich Capital Commercial Funding Corp., "A4", Series 2005-GG3, 4.799%, 8/10/2042	2,000,000	1,894,027
GSR Mortgage Loan Trust, "4A5", Series 2005-AR6, 4.554% **, 9/25/2035	1,025,000	988,664
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-LDP2, 4.738%, 7/15/2042	2,000,000	1,877,957

"A6", Series 2004-CBX, 4.899%, 1/12/2037	2,000,000	1,908,511
"A3", Series 2001-CIBC, 6.26%, 3/15/2033	2,145,000	2,218,577
JPMorgan Mortgage Trust, "2A1", Series 2005-A8, 4.962% **, 11/25/2035	907,330	897,111
LB-UBS Commercial Mortgage Trust:
"A2", Series 2004-C2, 3.246%, 3/15/2029	1,900,000	1,797,395
"A2", Series 2005-C2, 4.821%, 4/15/2030	165,000	161,654
Master Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	1,139,470	1,120,658
Morgan Stanley Capital I, "A2", Series 2006-T21, 5.09%, 10/12/2052	1,079,000	1,063,529
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	107,761	108,420
Residential Asset Mortgage Products, "2A6", Series 2005-SP1, 5.25%, 9/25/2034	1,250,300	1,228,678
Residential Asset Securitization Trust, "A3", Series 2005-A1, 5.5%, 4/25/2035	3,000,000	2,855,892
Structured Adjustable Rate Mortgage Loan:
"1A4", Series 2005-22, 5.25%, 12/25/2035	970,000	950,881
"6A3", Series 2005-21, 5.4%, 11/25/2035	900,000	879,469
"1A1", Series 2005-17, 5.724% **, 8/25/2035	1,627,697	1,616,361
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	176,602	167,386
Washington Mutual:
"A6", Series 2004-AR4, 3.803% **, 6/25/2034	190,000	180,865
"A6", Series 2003-AR11, 3.985%, 10/25/2033	885,000	855,126
"A6", Series 2003-AR10, 4.065% **, 10/25/2033	1,620,000	1,571,872
"A7, Series 2004-AR9, 4.172% **, 8/25/2034	1,325,000	1,274,992
"1A6", Series 2005-AR12, 4.843% **, 10/25/2035	1,880,000	1,826,336
"1A3", Series 2005-AR16, 5.123% **, 12/25/2035	1,005,000	978,308
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.5% **, 6/25/2035	230,000	218,688
"2A14", Series 2005-AR10, 4.11% **, 6/25/2035	1,355,000	1,308,558
"2A4", Series 2005-AR10, 4.11% **, 6/25/2035	1,721,610	1,674,111
"B1", Series 2005-AR12, 4.326% **, 7/25/2035	936,645	898,444
"4A2", Series 2005-AR16, 4.994% **, 10/25/2035	1,470,000	1,433,732
"A3", Series 2006-1, 5.0%, 3/25/2021	1,986,052	1,920,264

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $60,591,405)		59,443,349
Collateralized Mortgage Obligations 2.5%
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	183,716	182,786
"1A3", Series 2004-W1, 4.49%, 11/25/2043	398,712	396,715
"1A3", Series 2003-W18, 4.732%, 8/25/2043	39,464	39,311
"1A3", Series 2003-W19, 4.783%, 11/25/2033	174,490	173,641
"1A1", Series 2004-W15, 6.0%, 8/25/2044	1,059,827	1,058,918
Federal Home Loan Mortgage Corp.:
"YN", Series 2852, 3.75%, 6/15/2024	410,000	394,674
"TK", Series 2693, 5.0%, 8/15/2027	1,655,000	1,631,365
"BG", Series 2640, 5.0%, 2/15/2032	510,000	488,695
"JD", Series 2778, 5.0%, 12/15/2032	290,000	275,552
"EG", Series 2836, 5.0%, 12/15/2032	455,000	432,302
"PD", Series 2783, 5.0%, 1/15/2033	975,000	927,768
"NE", Series 2802, 5.0%, 2/15/2033	460,000	437,224
"OG", Series 2889, 5.0%, 5/15/2033	2,115,000	2,006,336
"PE", Series 2898, 5.0%, 5/15/2033	1,715,000	1,622,919
"JG", Series 2937, 5.0%, 8/15/2033	1,705,000	1,620,890
"KD", Series 2915, 5.0%, 9/15/2033	1,177,000	1,112,756
"ND", Series 2938, 5.0%, 10/15/2033	170,000	160,894
"KG", Series 2987, 5.0%, 12/15/2034	1,360,000	1,284,253
"Z", Series 2173, 6.5%, 7/15/2029	63,239	64,591
"H", Series 2278, 6.5%, 1/15/2031	48,472	48,329
Federal National Mortgage Association:

"NE", Series 2004-52, 4.5%, 7/25/2033	1,118,000	1,031,274
"QD", Series 2005-29, 5.0%, 8/25/2033	760,000	716,176
"PM", Series 2001-60, 6.0%, 3/25/2030	118,471	118,329
"HM", Series 2002-36, 6.5%, 12/25/2029	37,503	37,475
"A1", Series 2002-93, 6.5%, 3/25/2032	226,655	228,910
"C", Series 1997-M5, 6.74%, 8/25/2007	390,000	394,985

Total Collateralized Mortgage Obligations (Cost $17,467,438)		16,887,068
Municipal Bonds and Notes 1.7%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (c)	560,000	590,078
Broward County, FL, Airport Revenue, Airport Systems Revenue, Series J-2, 6.13%, 10/1/2007 (c)	1,000,000	1,012,810
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, ETM, 144A, 5.0%, 8/1/2015	510,000	495,598
Hoboken, NJ, General Obligation, Series B, 3.8%, 1/1/2008 (c)	185,000	181,313
Illinois, Higher Education Revenue, Educational Facilities Authority, Series C, 7.1%, 7/1/2012 (c)	1,000,000	1,087,950
Jersey City, NJ, Water & Sewer Revenue, Municipal Utilities Authority, Water Revenue, Series B, 4.91%, 5/15/2015 (c)	385,000	368,614
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	215,000	210,730
Mashantucket, CT, Special Assessment Revenue, Western Pequot Tribe Special Revenue, Series A, 144A, 6.57%, 9/1/2013 (c)	1,285,000	1,329,487
Ohio, Sales & Special Tax Revenue, 7.6%, 10/1/2016 (c)	1,000,000	1,030,900
Passaic County, NJ, County General Obligation, 5.0%, 2/15/2017 (c)	1,120,000	1,086,221
Texas, American Campus Properties Student Housing Financing Ltd, 144A, 6.125%, 8/1/2023 (c)	1,040,000	1,079,083
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	1,185,000	1,151,405
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.5%, 10/1/2010 (c)	1,840,000	1,704,539
Yazoo County, MS, Sales & Special Tax Revenue, Series B, 4.3%, 9/1/2010 (c)	355,000	341,006

Total Municipal Bonds and Notes (Cost $11,912,738)		11,669,734
Loan Participation 0.1%
HEALTHSOUTH Corp.: LIBOR plus 3.25%, 8.58% **, 3/10/2013	250,000	252,187
LIBOR plus 4.5%, 9.83% **, 3/10/2007	250,000	252,188

Total Loan Participation (Cost $500,000)		504,375
US Treasury Obligations 5.1%

US Treasury Bill, 4.24% ***, 4/20/2006 (d)	675,000	673,489
US Treasury Bonds:
5.375%, 2/15/2031	1,985,000	2,089,522
6.0%, 2/15/2026	3,000,000	3,347,343
6.25%, 8/15/2023	50,000	56,707
8.125%, 8/15/2021	20,000	26,469
US Treasury Notes:
4.25%, 10/31/2007	14,000,000	13,872,026
4.5%, 2/28/2011	12,000,000	11,825,160
4.5%, 11/15/2015 (a)	2,950,000	2,862,654

Total US Treasury Obligations (Cost $34,869,992)		34,753,370

Units		Value ($)
Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	185,000	148,000

IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 12/15/2008, 13.0% to 12/15/2012	220,000	163,900

Total Other Investments (Cost $293,347)		311,900

	Shares	Value ($)
Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 4.73% (e) (f) (Cost $3,183,938)	3,183,938	3,183,938
Cash Equivalents 4.0%
Cash Management QP Trust, 4.64% (g) (Cost $27,439,148)	27,439,148	27,439,148
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 598,365,858)	100.2	678,931,331
Other Assets and Liabilities, Net	(0.2)	(1,386,163)

Net Assets	100.0	677,545,168

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Securities	Coupon	Date	Amount($)		Cost ($)	Value ($)
Adelphia Communications Corp.	7.75	1/15/2009	50,000	USD	31,938	29,500
Adelphia Communications Corp.	9.25	10/1/2002	75,000	USD	48,844	43,500
Congoleum Corp.	8.625	8/1/2008	190,000	USD	190,156	177,650
Oxford Automotive, Inc.	12.0	10/15/2010	255,056	USD	22,592	3,826
					$293,530	$254,476

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $3,043,216 which is 0.4% of net assets.
(b)	Principal amount stated in US dollars unless otherwise noted.
(c)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.5
Financial Guarentee Insurance Company	0.1
Financial Security Assurance, Inc.	0.5
MBIA Corp.	0.5

(d)	At March 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending.

(g)			Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp, and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At March 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canada Government Bond	6/21/2006	40	3,869,103	3,826,519	(42,584)
10 Year Japanese Government Bond	6/9/2006	4	4,571,378	4,535,599	(35,779)
10 Year Federal Republic of Germany Bond	6/8/2006	47	6,844,030	6,673,643	(170,387)
Russell 2000 Index	6/15/2006	7	2,568,028	2,701,300	133,272

Total net unrealized depreciation					(115,478)

At March 31, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Bond	6/15/2006	30	2,244,496	2,242,896	1,600
10 Year US Treasury Note	6/21/2006	57	6,154,046	6,064,266	89,780
United Kingdom Treasury Bond	6/28/2006	41	8,116,953	7,953,205	163,748

Total net unrealized appreciation					255,128

At March 31, 2006, open credit default swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Net Unrealized Appreciation ($)

3/29/2006 6/20/2011	2,264,063	Fixed — 3.45%	Dow Jones CDX High Yield 100	286

As of March 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
	Contracts to Deliver	In Exchange For		Date	(US $)
CHF	3,477,000	USD	2,779,376	4/27/2006	104,957
JPY	346,424,000	USD	3,027,176	4/27/2006	71,995
NZD	712,000	USD	483,776	4/27/2006	46,333
EUR	1,395,000	USD	1,719,163	4/27/2006	25,884
USD	60,107	EUR	49,746	6/8/2006	432
EUR	94,547	USD	115,233	6/8/2006	173
Total unrealized appreciation					249,774

					Unrealized
				Settlement	Depreciation
	Contracts to Deliver	In Exchange For		Date	(US $)
EUR	263,546	USD	316,775	6/8/2006	(3,949)
EUR	274,736	USD	329,285	6/8/2006	(5,056)
USD	3,022,071	CAD	3,471,000	4/27/2006	(47,651)
USD	1,441,454	AUD	1,918,000	4/27/2006	(69,065)
USD	2,614,363	GBP	1,462,000	4/27/2006	(73,628)
Total unrealized depreciation					(199,349)

Currency Abbreviations
AUD	Australian Dollar	GBP	Great British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	USD	United States Dollar

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Blue Chip VIP

(formerly SVS II Scudder Blue Chip Portfolio)

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 10.8%
Auto Components 0.6%
TRW Automotive Holdings Corp.*	86,100	2,006,130
Hotels Restaurants & Leisure 2.3%
Brinker International, Inc.	24,100	1,018,225
McDonald's Corp.	60,700	2,085,652
YUM! Brands, Inc.	98,000	4,788,280

		7,892,157
Household Durables 0.7%
Whirlpool Corp.	26,800	2,451,396
Media 3.3%
CBS Corp. "B"	81,250	1,948,375
Comcast Corp. "A"*	17,900	468,264
McGraw-Hill Companies, Inc.	97,700	5,629,474
R.H. Donnelley Corp.*	58,000	3,377,340

		11,423,453
Multiline Retail 0.6%
Target Corp.	41,500	2,158,415
Specialty Retail 3.3%
American Eagle Outfitters, Inc.	30,100	898,786
Barnes & Noble, Inc.	83,700	3,871,125
Claire's Stores, Inc.	42,900	1,557,699
Lowe's Companies, Inc.	79,900	5,148,756

		11,476,366
Consumer Staples 8.0%
Beverages 2.3%
Pepsi Bottling Group, Inc.	16,800	510,552
PepsiCo, Inc.	130,000	7,512,700

		8,023,252
Food & Staples Retailing 1.4%
Kroger Co.*	205,400	4,181,944
Safeway, Inc.	31,700	796,304
Wal-Mart Stores, Inc.	100	4,724

		4,982,972
Food Products 0.4%
Hormel Foods Corp.	30,700	1,037,660
Pilgrim's Pride Corp.	7,900	171,193
Tyson Foods, Inc. "A"	18,500	254,190

		1,463,043
Household Products 2.7%
Colgate-Palmolive Co.	105,500	6,024,050
Procter & Gamble Co.	56,200	3,238,244

		9,262,294

Tobacco 1.2%
Altria Group, Inc.	19,200	1,360,512
Loews Corp - Carolina Group	35,600	1,682,812
Reynolds American, Inc.	8,800	928,400

		3,971,724
Energy 7.6%
Energy Equipment & Services 0.5%
Unit Corp.*	34,600	1,928,950
Oil, Gas & Consumable Fuels 7.1%
Anadarko Petroleum Corp.	9,700	979,797
ConocoPhillips	68,200	4,306,830
Devon Energy Corp.	73,800	4,514,346
ExxonMobil Corp.	242,940	14,785,328
XTO Energy, Inc.	1	44

		24,586,345
Financials 19.9%
Banks 6.0%
Bank of America Corp.	14,700	669,438
City National Corp.	4,800	368,592
KeyCorp.	79,000	2,907,200
PNC Financial Services Group, Inc.	52,400	3,527,044
SunTrust Banks, Inc.	14,700	1,069,572
US Bancorp.	146,600	4,471,300
Wells Fargo & Co.	121,100	7,734,657

		20,747,803
Capital Markets 2.5%
Lehman Brothers Holdings, Inc.	24,800	3,584,344
Mellon Financial Corp.	30,600	1,089,360
The Goldman Sachs Group, Inc.	26,400	4,143,744

		8,817,448
Diversified Financial Services 4.7%
Citigroup, Inc.	172,000	8,123,560
Fannie Mae	25,500	1,310,700
Freddie Mac	67,100	4,093,100
Moody's Corp.	39,000	2,786,940

		16,314,300
Insurance 4.9%
American Financial Group, Inc.	9,200	382,812
Loews Corp.	25,500	2,580,600
MetLife, Inc.	98,800	4,778,956
Philadelphia Consolidated Holding Corp.*	113,500	3,874,890
W.R. Berkley Corp.	89,225	5,180,404

		16,797,662
Real Estate 1.8%
Apartment Investment & Management Co. "A" (REIT)	5,700	267,330
AvalonBay Communities, Inc. (REIT)	5,900	643,690
Boston Properties, Inc. (REIT)	4,300	400,975
Camden Property Trust (REIT)	6,600	475,530
Equity Office Properties Trust (REIT)	33,700	1,131,646
Equity Residential (REIT)	16,300	762,677
General Growth Properties, Inc. (REIT)	5,500	268,785
Pan Pacific Retail Properties, Inc. (REIT)	1,600	113,440

Rayonier, Inc.	12,300	560,757
Simon Property Group, Inc. (REIT)	5,500	462,770
Vornado Realty Trust (REIT)	10,800	1,036,800

		6,124,400
Health Care 13.5%
Biotechnology 2.1%
Genentech, Inc.*	40,100	3,388,851
Genzyme Corp.*	55,600	3,737,432

		7,126,283
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	103,400	4,012,954
Becton, Dickinson & Co.	17,200	1,059,176
Hospira, Inc.*	70,700	2,789,822

		7,861,952
Health Care Providers & Services 6.1%
AmerisourceBergen Corp.	83,200	4,016,064
Express Scripts, Inc.*	40,700	3,577,530
Humana, Inc.*	61,700	3,248,505
Pharmaceutical Product Development, Inc.	28,600	989,846
Sierra Health Services, Inc.*	78,000	3,174,600
UnitedHealth Group, Inc.	112,000	6,256,320

		21,262,865
Pharmaceuticals 3.0%
Barr Pharmaceuticals, Inc.*	39,400	2,481,412
Endo Pharmaceuticals Holdings, Inc.*	30,300	994,143
Johnson & Johnson	13,382	792,482
Merck & Co., Inc.	68,500	2,413,255
Pfizer, Inc.	151,350	3,771,642

		10,452,934
Industrials 12.0%
Aerospace & Defense 4.9%
Boeing Co.	54,000	4,208,220
Lockheed Martin Corp.	79,400	5,965,322
Northrop Grumman Corp.	17,500	1,195,075
Raytheon Co.	68,100	3,121,704
Rockwell Collins, Inc. (a)	41,700	2,349,795

		16,840,116
Air Freight & Logistics 1.2%
Ryder System, Inc.	94,600	4,236,188
Airlines 0.2%
Southwest Airlines Co.	43,800	787,962
Commercial Services & Supplies 1.4%
Republic Services, Inc.	4,200	178,542
The Brink's Co. (a)	73,000	3,705,480
Waste Management, Inc.	30,300	1,069,590

		4,953,612
Construction & Engineering 1.2%
Fluor Corp.	48,200	4,135,560
Industrial Conglomerates 1.4%
General Electric Co.	127,800	4,444,884
Teleflex, Inc.	6,300	451,269

		4,896,153

Machinery 1.0%
Terex Corp.*	26,100	2,068,164
Toro Co.	24,500	1,169,875

		3,238,039
Road & Rail 0.7%
J.B. Hunt Transport Services, Inc.	52,200	1,124,388
Swift Transportation Co., Inc.*	19,200	417,216
Yellow Roadway Corp.*	20,500	780,230

		2,321,834
Information Technology 16.1%
Communications Equipment 1.1%
Cisco Systems, Inc.*	20,600	446,402
Corning, Inc.*	124,400	3,347,604

		3,794,006
Computers & Peripherals 2.6%
Apple Computer, Inc.*	56,800	3,562,496
Hewlett-Packard Co.	103,800	3,415,020
Western Digital Corp.*	110,800	2,152,844

		9,130,360
Electronic Equipment & Instruments 0.6%
Arrow Electronics, Inc.*	51,100	1,648,997
Jabil Circuit, Inc.*	6,800	291,448

		1,940,445
Internet Software & Services 1.3%
eBay, Inc.*	44,100	1,722,546
Google, Inc. "A"*	4,300	1,677,000
Yahoo!, Inc.*	40,600	1,309,756

		4,709,302
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.*	42,000	1,392,720
Freescale Semiconductor, Inc. "B"*	102,400	2,843,648
Intel Corp.	316,400	6,122,340
Lam Research Corp.*	55,400	2,382,200
Micron Technology, Inc.*	183,700	2,704,064
National Semiconductor Corp.	87,600	2,438,784
Texas Instruments, Inc.	130,500	4,237,335

		22,121,091
Software 4.1%
Autodesk, Inc.	62,300	2,399,796
BMC Software, Inc.*	50,000	1,083,000
Microsoft Corp.	393,100	10,696,251

		14,179,047
Materials 4.8%
Chemicals 0.5%
Monsanto Co.	20,000	1,695,000
Metals & Mining 4.3%
Freeport-McMoRan Copper & Gold, Inc. "B"	56,500	3,377,005
Nucor Corp.	41,100	4,306,869
Phelps Dodge Corp.	49,400	3,978,182
Southern Copper Corp. (a)	36,900	3,117,312

		14,779,368

Telecommunication Services 2.1%
Diversified Telecommunication Services
AT&T, Inc.				272,900	7,379,216
Utilities 4.1%
Electric Utilities 2.0%
American Electric Power Co., Inc.				48,100	1,636,362
FirstEnergy Corp.				106,700	5,217,630

					6,853,992
Independent Power Producers & Energy Traders 1.2%
TXU Corp.				92,000	4,117,920
Multi-Utilities 0.9%
Dominion Resources, Inc.				20,100	1,387,503
Sempra Energy				41,900	1,946,674

					3,334,177

Total Common Stocks (Cost $307,511,359)					342,575,532
				Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill, 4.24% **, 4/20/2006 (b) (Cost $728,366)				730,000	728,366
				Shares	Value ($)
Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 4.73% (c) (d) (Cost $6,217,770)				6,217,770	6,217,770
Cash Equivalents 1.0%
Cash Management QP Trust, 4.64% (e) (Cost $3,268,892)				3,268,892	3,268,892
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 317,726,387)				101.9	352,790,560
Other Assets and Liabilities, Net				(1.9)	(6,547,325)

Net Assets				100.0	346,243,235

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $6,078,226 which is 1.8% of net assets.
(b)				At March 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

S&P 500 Index	6/15/2006	11	3,606,222	3,584,075	(22,147)

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Conservative Allocation VIP

(formerly SVS II Scudder Income & Growth Strategy Portfolio)

	Shares	Value ($)

Equity Funds 43.5%
DWS Blue Chip VIP "A"	152,244	2,251,692
DWS Capital Growth VIP "A"	55,126	959,741
DWS Davis Venture Value VIP "A"	133,335	1,698,685
DWS Dreman High Return Equity VIP "A"	77,810	1,053,551
DWS Dreman Small Cap Value VIP "A"	66,774	1,402,917
DWS Global Opportunities VIP "A"	1,679	28,179
DWS Growth & Income VIP "A"	322,468	3,227,901
DWS International Select Equity VIP "A"	37,167	538,179
DWS International VIP "A"	77,807	934,461
DWS Janus Growth Opportunities VIP "A"	183,219	1,557,364
DWS Large Cap Value VIP "A"	176,721	2,869,948
DWS MFS Strategic Value VIP "A"	115,150	1,291,980
DWS Mid Cap Growth VIP "A"	22,895	289,387
DWS RREEF Real Estate Securities VIP "A"	39,550	749,874
DWS Salomon Aggressive Growth VIP "A"	15,360	142,077
DWS Small Cap Growth VIP "A"	69,462	1,046,094
DWS Templeton Foreign Value VIP "A"	63,449	773,442

Total Equity Funds (Cost $19,061,330)		20,815,472
Fixed Income Funds 35.6%
DWS Core Fixed Income VIP "A"	1,361,278	15,396,056
DWS Government & Agency Securities VIP "A"	2,782	32,747
DWS High Income VIP "A"	164,012	1,274,373
DWS Strategic Income VIP "A"	28,504	312,114

Total Fixed Income Funds (Cost $17,849,353)		17,015,290
Cash Equivalents 18.6%
Cash Management QP Trust, 4.64% (a) (Cost $8,881,368)	8,881,368	8,881,368
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 45,792,051)	97.7	46,712,130
Other Assets and Liabilities, Net	2.3	1,106,382

Net Assets	100.0	47,818,511

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Core Fixed Income VIP

(formerly SVS II Scudder Fixed Income Portfolio)

	Principal Amount ($)	Value ($)

Corporate Bonds 12.7%
Consumer Discretionary 2.5%
Auburn Hills Trust, 12.375%, 5/1/2020	205,000	297,861
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	365,000	460,447
Comcast Corp., 6.45%, 3/15/2037	587,000	564,813
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	490,000	526,453
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	892,000	879,500
Series E, 5.21% *, 10/31/2008	643,000	645,447
Harrah's Operating Co., Inc., 5.625%, 6/1/2015	1,752,000	1,678,721
News America, Inc., 144A, 6.4%, 12/15/2035	257,000	245,726
TCI Communications, Inc., 8.75%, 8/1/2015	848,000	992,240
Tele-Communications, Inc.:
9.875%, 6/15/2022	250,000	324,429
10.125%, 4/15/2022	363,000	475,870
Time Warner, Inc., 7.625%, 4/15/2031	1,193,000	1,299,586

		8,391,093
Energy 0.8%
Chesapeake Energy Corp., 6.375%, 6/15/2015	362,000	356,117
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015	517,000	479,679
7.5%, 2/1/2011	580,000	619,138
Tri-State Generation & Transmission Association, 144A, 6.04%, 1/31/2018	1,190,000	1,184,895

		2,639,829
Financials 4.2%
American General Finance Corp.:
Series H, 4.0%, 3/15/2011	1,417,000	1,321,385
Series I, 4.875%, 5/15/2010	735,000	716,077
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	539,000	526,915
Duke Capital LLC, 4.302%, 5/18/2006	1,204,000	1,203,266
Erac USA Finance Co.:
144A, 5.9%, 11/15/2015	330,000	328,627
144A, 8.0%, 1/15/2011	1,346,000	1,474,460
ERP Operating LP, 6.95%, 3/2/2011	112,000	118,386
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	940,000	1,098,191
Ford Motor Credit Co., 6.5%, 1/25/2007	1,041,000	1,037,015
ILFC E-Capital Trust II, 144A, 6.25%, 12/21/2065	1,205,000	1,154,832
Prudential Financial, Inc., Series D, 5.9%, 3/17/2036	645,000	628,205
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	845,000	801,651
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	384,000	362,773
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	345,000	325,517
Verizon Global Funding Corp., 7.75%, 12/1/2030	1,002,000	1,106,957
Wachovia Bank NA, 5.6%, 3/15/2016	1,105,000	1,094,191
ZFS Finance USA Trust I, 144A, 6.15%, 12/15/2065	1,000,000	973,890

		14,272,338

Industrials 1.1%
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	463,899	479,548
D.R. Horton, Inc., 5.375%, 6/15/2012	1,421,000	1,350,388
K. Hovnanian Enterprises, Inc., 6.25%, 1/15/2015	635,000	581,783
Pulte Homes, Inc., 7.875%, 8/1/2011	930,000	1,004,664
Standard Pacific Corp., 6.5%, 8/15/2010	255,000	243,525

		3,659,908
Materials 0.2%
Georgia-Pacific Corp., 8.875%, 5/15/2031 (a)	563,000	605,225
Weyerhaeuser Co., 7.125%, 7/15/2023	95,000	97,609

		702,834
Telecommunication Services 0.5%
Anixter International, Inc., 5.95%, 3/1/2015	306,000	283,953
AT&T, Inc., 5.875%, 2/1/2012	1,333,000	1,340,889
Verizon New England, Inc., 6.5%, 9/15/2011 (a)	199,000	202,025

		1,826,867
Utilities 3.4%
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	1,490,000	1,521,286
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,655,000	1,555,051
5.0%, 2/15/2012	1,160,000	1,115,138
Entergy Louisiana LLC, 6.3%, 9/1/2035	285,000	272,382
Entergy Mississippi, Inc., 5.92%, 2/1/2016	400,000	393,767
Nevada Power Co., 144A, 6.65%, 4/1/2036	850,000	845,393
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,715,000	1,770,377
PSI Energy, Inc., 6.12%, 10/15/2035	830,000	805,523
Sempra Energy, 4.621%, 5/17/2007	1,510,000	1,496,563
TXU Energy Co., 7.0%, 3/15/2013	585,000	609,317
Xcel Energy, Inc., 7.0%, 12/1/2010	1,240,000	1,306,739

		11,691,536

Total Corporate Bonds (Cost $44,599,105)		43,184,405
Foreign Bonds - US$ Denominated 4.6%
Financials 2.1%
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/15/2049	1,330,000	1,437,059
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	1,385,000	1,352,988
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	2,120,000	2,061,978
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	1,995,000	2,124,675

		6,976,700
Industrials 0.7%
Tyco International Group SA:
6.75%, 2/15/2011	1,627,000	1,692,205
6.875%, 1/15/2029	335,000	349,780
7.0%, 6/15/2028	287,000	301,962

		2,343,947
Materials 0.9%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	1,295,000	1,244,697
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026	1,915,000	1,974,710

		3,219,407

Telecommunication Services 0.9%
British Telecommunications PLC, 8.875%, 12/15/2030	1,065,000	1,362,434
Telecom Italia Capital:
4.0%, 1/15/2010	440,000	413,642
4.95%, 9/30/2014	685,000	630,336
5.25%, 11/15/2013	850,000	805,380

		3,211,792

Total Foreign Bonds - US$ Denominated (Cost $16,109,380)		15,751,846
Asset Backed 6.4%
Automobile Receivables 0.5%
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	430,790	427,304
"A4", Series 2002-2, 4.3%, 3/15/2010	457,859	456,603
"B", Series 2002-2, 4.67%, 3/15/2010	486,668	480,399
"B", Series 2002-1, 5.37%, 1/15/2010	335,625	334,612
Onyx Acceptance Owner Trust, "A3", Series 2003-D, 2.4%, 12/15/2007	75,858	75,773

		1,774,691
Home Equity Loans 5.9%
Aegis Asset Backed Securities Trust:
"N1", Series 2005-5N, 144A, 4.5%, 12/25/2023	1,098,375	1,084,708
"N1", Series 2005-3N, 144A, 4.75%, 8/25/2035	623,776	621,763
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035	2,340,000	2,302,859
"N1", Series 2004-2N, 144A, 5.0%, 2/25/2035	47,554	47,177
Credit-Based Asset Servicing and Securities, "A3", Series 2004-CB4, 4.632%, 5/25/2035	986,493	981,094
Encore Credit Receivables NIM Trust, "NOTE", Series 2005-4, 144A, 4.5%, 1/25/2036	1,027,790	1,014,717
JPMorgan Mortgage Acquisition Corp., "A2F1", Series 2005-FRE1, 5.375%, 10/25/2035	1,248,685	1,242,822
Master Asset Backed Securities Trust, "A1B", Series 2005-AB1, 5.143%, 11/25/2035	2,024,972	2,013,833
Merrill Lynch Mortgage Investors, Inc., "A1A", Series 2005-NCB, 5.451%, 7/25/2036	1,270,896	1,265,897
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%, 8/25/2035	1,790,000	1,763,673
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035	633,237	630,443
Park Place Securities NIM Trust, "A", Series 2005-WCW1, 144A, 4.25%, 9/25/2035	836,938	820,330
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,142,992	1,142,761
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	1,926,090	1,912,490
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.85%, 8/25/2036	3,094,000	3,020,129

		19,864,696

Total Asset Backed (Cost $21,889,733)		21,639,387
	Shares	Value ($)

Preferred Stocks 1.7%
Arch Capital Group Ltd., 8.0% (a)	7,384	189,908
Axis Capital Holdings Ltd., Series B, 7.5%	2,593	261,488
Dresdner Funding Trust I, 144A, 8.151% (a)	715,000	834,170
Farm Credit Bank of Texas, Series 1, 7.561%	325,000	348,010
MUFG Capital Finance 1 Ltd.,6.346%	2,550,000	2,509,297
Washington Mutual Preferred Funding Cayman, Series A-1, 144A, 7.25% (a)	500,000	488,405
ZFS Finance USA Trust II, 144A, 6.45%	1,000,000	962,228

Total Preferred Stocks (Cost $5,716,579)		5,593,506

	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 10.0%
Federal Home Loan Mortgage Corp., 6.0%, with various maturities from 12/1/2025 until 12/1/2034	3,015,765	3,026,831
Federal National Mortgage Association:
4.427% *, 1/1/2035	1,687,538	1,637,674
4.5%, with various maturities from 8/1/2033 until 10/1/2033	3,428,624	3,177,703
5.0%, with various maturities from 4/1/2025 until 2/1/2034	3,564,874	3,420,767
5.5%, with various maturities from 7/1/2024 until 1/1/2025	5,210,485	5,132,684
6.31%, 6/1/2008	1,500,000	1,516,628
6.5%, with various maturities from 3/1/2017 until 3/1/2036	9,232,127	9,420,949
7.0%, with various maturities from 11/1/2035 until 1/1/2036	5,414,782	5,576,551
7.13%, 1/1/2012	1,100,728	1,104,235
8.0%, 9/1/2015	44,588	47,406

Total US Government Agency Sponsored Pass-Throughs (Cost $34,817,729)		34,061,428
Commercial and Non-Agency Mortgage-Backed Securities 28.5%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.435% *, 1/25/2036	1,265,000	1,241,291
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2005-5, 5.115%, 10/10/2045	2,635,000	2,548,494
"AJ", Series 2005-1, 5.15% *, 11/10/2042	2,270,000	2,204,162
Bear Stearns Adjustable Rate Mortgage Trust:
"2A3", Series 2005-4, 4.45%, 8/25/2035	1,185,000	1,143,837
"2A2", Series 2005-4, 4.567%, 8/25/2035	1,720,000	1,664,829
"A1", Series 2006-1, 4.625% *, 2/25/2036	4,358,329	4,246,647
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.281% *, 12/25/2035	2,878,133	2,829,466
Citicorp Mortgage Securities, Inc.:
"A4", Series 2003-3, 5.5%, 3/25/2033	661,079	658,498
"1A1", Series 2004-8, 5.5%, 10/25/2034	1,293,645	1,275,811
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR2, 1.0%, 4/25/2036	2,550,000	2,538,047
"2A1", Series 2006-AR1, 4.7%, 3/25/2036	1,419,661	1,386,388
"1A1", Series 2006- AR1, 4.9%, 10/25/2035	514,980	506,773
"1A2", Series 2004-NCM-1, 6.5%, 7/25/2034	1,078,007	1,096,536
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,340,160	1,366,545
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	963,909	956,452
"A2", Series 2003-21T1, 5.25%, 12/25/2033	1,562,983	1,544,477
"A6", Series 2004-14T2, 5.5%, 8/25/2034	1,575,508	1,548,354
"7A1", Series 2004-J2, 6.0%, 12/25/2033	411,006	406,640
"1A1", Series 2004-J1, 6.0%, 2/25/2034	285,597	284,054
First Union-Lehman Brothers Commercial Mortgage, "A3", Series 1997-C1, 7.38%, 4/18/2029	786,361	793,384
GMAC Mortgage Corp. Loan Trust, "A1", Series 2006-J1, 5.75%, 4/25/2036	3,560,930	3,549,802
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042	845,000	797,784
"B", Series 2005-GG3, 4.894%, 8/10/2042	1,410,000	1,330,299
GS Mortgage Securities Corp. II:
"A4", Series 2005-GG4, 4.761%, 7/10/2039	2,705,000	2,549,390
"C", Series 1998-C1, 6.91%, 10/18/2030	1,260,000	1,302,007
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2005-LDP5, 5.35% *, 12/15/2044	3,305,000	3,228,866
JPMorgan Mortgage Trust:
"2A1", Series 2005-A8, 4.962% *, 11/25/2035	1,411,917	1,396,014
"2A4", Series 2006-A2, 5.773%, 4/25/2036	2,565,000	2,572,815
LB-UBS Commercial Mortgage Trust:
"AJ", Series 2005-C3, 4.843%, 7/15/2040	3,095,000	2,906,520

"A4", Series 2005-C7, 5.197%, 11/15/2030	1,525,000	1,483,805
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	681,956	670,697
"3A1", Series 2004-5, 6.5%, 6/25/2034	55,066	55,737
"5A1", Series 2005-2, 6.5%, 12/25/2034	269,854	270,531
"8A1", Series 2004-3, 7.0%, 4/25/2034	151,769	151,875
Master Asset Securitization Trust:
"8A1", Series 2003-6, 5.5%, 7/25/2033	742,861	719,879
"2A7", Series 2003-9, 5.5%, 10/25/2033	1,285,305	1,243,132
Merrill Lynch Mortgage Trust, "D", Series 2005-CKI1, 5.417% *, 11/12/2037	360,000	346,318
Mortgage Capital Funding, Inc., "A2", Series 1998-MC3, 6.337%, 11/18/2031	1,577,597	1,600,287
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	954,022	939,116
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	1,485,000	1,451,124
"2A1", Series 2006-1, 5.663%, 2/25/2036	1,674,032	1,659,123
Structured Adjustable Rate Mortgage Loan Trust, "1A1", Series 2005-18, 5.711% *, 9/25/2035	1,434,282	1,421,574
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	852,861	808,352
Wachovia Bank Commercial Mortgage Trust, "AJ", Series 2005-C20, 5.296% *, 7/15/2042	3,135,000	3,025,972
Washington Mutual:
"A6", Series 2004-AR4, 3.804% *, 6/25/2034	1,695,000	1,613,503
"A6", Series 2003-AR11, 3.985%, 10/25/2033	1,540,000	1,488,015
"A7, Series 2004-AR9, 4.173% *, 8/25/2034	1,393,000	1,340,425
"2A1", Series 2002-S8, 4.5%, 1/25/2018	376,180	373,252
"1A6", Series 2005-AR12, 4.843% *, 10/25/2035	3,125,000	3,035,799
"1A1", Series 2005-AR14, 5.08% *, 12/25/2035	1,501,689	1,485,960
"1A3", Series 2005-AR16, 5.121% *, 12/25/2035	1,660,000	1,615,911
"4A", Series 2004-CB2, 6.5%, 8/25/2034	214,699	218,389
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.5% *, 6/25/2035	385,000	366,064
"A6", Series 2004-N, 4.0%, 8/25/2034	2,350,000	2,260,295
"2A14", Series 2005-AR10, 4.11% *, 6/25/2035	2,350,000	2,269,454
"2A15", Series 2005-AR10, 4.11% *, 6/25/2035	3,155,000	3,046,863
"1A6", Series 2003-1, 4.5%, 2/25/2018	258,402	256,165
"4A2", Series 2005-AR16, 4.994% *, 10/25/2035	2,385,000	2,326,157
"2A5", Series 2006-AR2, 5.095%, 3/25/2036	5,961,890	5,868,736
"A4", Series 2005-AR14, 5.388% *, 8/25/2035	1,700,000	1,669,757
"2A5", Series 2006-AR1, 5.57%, 3/25/2036	1,700,000	1,649,930

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $98,414,790)		96,606,379
Collateralized Mortgage Obligations 16.3%
Fannie Mae Whole Loan:
"2A3", Series 2003-W3, 4.16%, 6/25/2042	370,035	367,832
"1A3", Series 2003-W18, 4.732%, 8/25/2043	169,551	168,890
"A2", Series 2004-W4, 5.0%, 6/25/2034	2,115,000	2,086,914
"1A1", Series 2004-W15, 6.0%, 8/25/2044	1,552,375	1,551,043
Federal Home Loan Mortgage Corp.:
"KB", Series 2552, 4.25%, 6/15/2027	1,094,094	1,081,563
"LC", Series 2682, 4.5%, 7/15/2032	805,000	748,332
"PE", Series 2727, 4.5%, 7/15/2032	2,395,000	2,219,695
"NP", Series 2802, 4.5%, 1/15/2033	1,770,000	1,635,517
"HG", Series 2543, 4.75%, 9/15/2028	907,360	898,325
"PE", Series 2721, 5.0%, 1/15/2023	135,000	129,224
"EW", Series 2545, 5.0%, 3/15/2029	1,341,486	1,328,249
"BG", Series 2640, 5.0%, 2/15/2032	2,060,000	1,973,943
"PD", Series 2844, 5.0%, 12/15/2032	2,765,000	2,627,073

"EG", Series 2836, 5.0%, 12/15/2032	2,770,000	2,631,814
"PD", Series 2783, 5.0%, 1/15/2033	1,283,000	1,220,848
"TE", Series 2780, 5.0%, 1/15/2033	1,785,000	1,698,400
"NE", Series 2802, 5.0%, 2/15/2033	2,640,000	2,509,288
"OE", Series 2840, 5.0%, 2/15/2033	2,780,000	2,633,287
"PD", Series 2890, 5.0%, 3/15/2033	1,485,000	1,407,942
"OG", Series 2889, 5.0%, 5/15/2033	1,770,000	1,679,062
"PE", Series 2898, 5.0%, 5/15/2033	860,000	813,825
"XD", Series 2941, 5.0%, 5/15/2033	1,055,000	997,874
"PE", Series 2864, 5.0%, 6/15/2033	2,275,000	2,162,575
"UE", Series 2911, 5.0%, 6/15/2033	3,055,000	2,892,244
"BG", Series 2869, 5.0%, 7/15/2033	335,000	317,590
"KD", Series 2915, 5.0%, 9/15/2033	1,341,000	1,267,804
"NE", Series 2921, 5.0%, 9/15/2033	2,275,000	2,154,287
"ND", Series 3036, 5.0%, 5/15/2034	1,645,000	1,551,870
"QE", Series 2991, 5.0%, 8/15/2034	2,530,000	2,388,552
"PE", Series 2378, 5.5%, 11/15/2016	1,765,000	1,763,451
"CH", Series 2390, 5.5%, 12/15/2016	440,000	436,757
"PE", Series 2512, 5.5%, 2/15/2022	45,000	45,179
"YA", Series 2841, 5.5%, 7/15/2027	2,301,952	2,299,648
Federal National Mortgage Association:
"NE", Series 2004-52, 4.5%, 7/25/2033	1,282,000	1,182,552
"PE", Series 2005-44, 5.0%, 7/25/2033	650,000	612,735
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	409,916
"HE", Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,453,511
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	498,047
"QC", Series 2002-11, 5.5%, 3/25/2017	640,000	637,708
"VD", Series 2002-56, 6.0%, 4/25/2020	87,655	87,683
"PM", Series 2001-60, 6.0%, 3/25/2030	64,454	64,377
"A2", Series 1998-M6, 6.32%, 8/15/2008	723,834	735,021
"HM", Series 2002-36, 6.5%, 12/25/2029	28,925	28,903

Total Collateralized Mortgage Obligations (Cost $57,009,540)		55,399,350
Municipal Bonds and Notes 4.8%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (b)	1,530,000	1,612,176
California, Statewide Communities Development Authority Revenue, Series A-1, 4.0%, 11/15/2006 (b)	1,515,000	1,503,410
Illinois, Higher Education Revenue, 7.05%, 7/1/2009 (b)	1,410,000	1,482,361
Jersey City, NJ, Municipal Utilities Authority, Water Revenue, 4.55%, 5/15/2012 (b)	1,000,000	955,180
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	926,232
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Bunker Hill Project, 5.83%, 12/1/2017 (b)	2,500,000	2,529,425
New York, General Obligation, Environmental Facilities Corp., 4.95%, 1/1/2013 (b)	1,500,000	1,460,055
Oklahoma City, OK, Airport Revenue, 5.2%, 10/1/2012 (b)	1,430,000	1,405,061
Oregon, School Boards Association, Pension Deferred Interest, Series A, Zero Coupon, 6/30/2017 (b)	3,830,000	2,057,553
Portland, OR, River District, Urban Renewal & Redevelopment, Series B, 3.35%, 6/15/2010 (b)	1,550,000	1,439,516
Trenton, NJ, School District General Obligation, 4.3%, 4/1/2011 (b)	1,040,000	989,144

Total Municipal Bonds and Notes (Cost $16,558,318)		16,360,113
US Treasury Obligations 13.6%
US Treasury Bonds:
6.0%, 2/15/2026 (a)	12,163,000	13,571,244

	7.25%, 5/15/2016 (a)	2,225,000	2,631,410
US Treasury Notes:
	2.875%, 11/30/2006	467,000	460,980
	4.5%, 11/15/2010 (a)	26,353,000	25,998,868
	5.0%, 8/15/2011 (a)	3,583,000	3,614,491

Total US Treasury Obligations (Cost $47,553,254)			46,276,993
		Shares	Value ($)

	Securities Lending Collateral 15.9%
Daily Assets Fund Institutional, 4.73% (c) (d) (Cost $54,069,169)		54,069,169	54,069,169
	Cash Equivalents 1.4%
Cash Management QP Trust, 4.64% (e) (Cost $4,853,838)		4,853,838	4,853,838
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 401,591,435)		115.9	393,796,414
Other Assets and Liabilities, Net		(15.9)	(54,044,782)

Net Assets		100.0	339,751,632

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $52,964,497 which is 15.6% of net assets.
(b)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	1.1
Financial Guaranty Insurance Co.	1.6
Financial Security Assurance, Inc.	1.0
MBIA Corp.	0.2

(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Davis Venture Value VIP

(formerly SVS II Davis Venture Value Portfolio)

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 9.5%
Automobiles 1.6%
Harley-Davidson, Inc. (a)	125,900	6,531,692
Diversified Consumer Services 1.3%
Apollo Group, Inc. "A"*	800	42,008
H&R Block, Inc.	232,000	5,022,800

		5,064,808
Household Durables 0.2%
Hunter Douglas NV	11,263	747,969
Internet & Catalog Retail 0.3%
Expedia, Inc.* (a)	28,499	577,675
IAC/InterActiveCorp.* (a)	28,599	842,812

		1,420,487
Media 6.1%
Comcast Corp. Special "A"*	383,200	10,009,184
Gannett Co., Inc.	19,600	1,174,432
Lagardere S.C.A.	54,700	4,272,272
Liberty Media Corp. "A"*	233,800	1,919,498
News Corp. "A"	224,200	3,723,962
NTL, Inc.*	73,832	2,149,250
WPP Group PLC ADR (a)	17,500	1,050,000

		24,298,598
Consumer Staples 14.2%
Beverages 2.0%
Diageo PLC (ADR) (a)	72,400	4,592,332
Heineken Holding NV	98,200	3,384,463

		7,976,795
Food & Staples Retailing 6.3%
Costco Wholesale Corp.	318,100	17,228,296
Wal-Mart Stores, Inc.	169,800	8,021,352

		25,249,648
Food Products 0.7%
The Hershey Co.	52,800	2,757,744
Personal Products 0.8%
Avon Products, Inc.	109,800	3,422,466
Tobacco 4.4%
Altria Group, Inc.	247,600	17,544,936
Energy 11.2%
Energy Equipment & Services 0.9%
Transocean, Inc.*	46,400	3,725,920
Oil, Gas & Consumable Fuels 10.3%
ConocoPhillips	211,120	13,332,228

Devon Energy Corp.	150,600	9,212,202
EOG Resources, Inc.	128,600	9,259,200
Occidental Petroleum Corp.	100,700	9,329,855

		41,133,485
Financials 41.3%
Banks 10.5%
Commerce Bancorp, Inc. (a)	61,700	2,261,305
Fifth Third Bancorp.	74,900	2,948,064
Golden West Financial Corp.	190,400	12,928,160
HSBC Holdings PLC	659,456	11,056,374
Lloyds TSB Group PLC (ADR) (a)	75,900	2,921,391
Wells Fargo & Co.	157,400	10,053,138

		42,168,432
Capital Markets 1.9%
Ameriprise Financial, Inc.	97,120	4,376,227
Morgan Stanley	41,500	2,607,030
State Street Corp.	13,000	785,590

		7,768,847
Consumer Finance 4.5%
American Express Co.	343,600	18,056,180
Diversified Financial Services 7.8%
Citigroup, Inc.	187,900	8,874,517
JPMorgan Chase & Co.	384,384	16,005,750
Moody's Corp.	88,300	6,309,918

		31,190,185
Insurance 16.6%
American International Group, Inc.	273,900	18,102,051
Aon Corp.	83,200	3,453,632
Berkshire Hathaway, Inc. "B"*	5,005	15,075,060
Chubb Corp.	11,300	1,078,472
Loews Corp.	86,100	8,713,320
Markel Corp.* (a)	900	303,912
Marsh & McLennan Companies, Inc.	93,300	2,739,288
Principal Financial Group, Inc.	26,800	1,307,840
Progressive Corp. (a)	102,000	10,634,520
Sun Life Financial, Inc.	16,200	689,472
Transatlantic Holdings, Inc. (a)	72,237	4,222,253

		66,319,820
Health Care 4.0%
Health Care Providers & Services
Cardinal Health, Inc.	63,600	4,739,472
Caremark Rx, Inc.*	91,800	4,514,724
HCA, Inc.	149,400	6,841,026

		16,095,222
Industrials 6.7%
Air Freight & Logistics 0.6%
United Parcel Service, Inc. "B"	29,600	2,349,648
Commercial Services & Supplies 1.7%
China Merchants Holdings International Co., Ltd	648,000	1,870,720
Cosco Pacific Ltd.	554,000	1,103,124
D&B Corp.*	49,900	3,826,332

		6,800,176

Industrial Conglomerates 4.1%
Tyco International Ltd.	605,762	16,282,882
Road & Rail 0.3%
Kuehne & Nagel International AG (Registered)	4,164	1,349,511
Information Technology 5.9%
Communications Equipment 0.3%
Nokia Oyj (ADR)	53,600	1,110,592
Computers & Peripherals 2.1%
Dell, Inc.*	118,100	3,514,656
Hewlett-Packard Co.	73,100	2,404,990
Lexmark International, Inc. "A"*	56,400	2,559,432

		8,479,078
IT Consulting & Services 1.5%
Iron Mountain, Inc.* (a)	144,700	5,895,078
Software 2.0%
Microsoft Corp.	294,700	8,018,787
Materials 4.6%
Construction Materials 1.8%
Martin Marietta Materials, Inc. (a)	36,400	3,895,892
Vulcan Materials Co.	36,400	3,154,060

		7,049,952
Containers & Packaging 2.3%
Sealed Air Corp. (a)	159,600	9,236,052
Metals & Mining 0.5%
BHP Billiton PLC	52,600	960,936
Rio Tinto PLC	18,700	949,339

		1,910,275
Telecommunication Services 1.5%
Wireless Telecommunication Services
SK Telecom Co., Ltd. (ADR) (a)	92,000	2,170,280
Sprint Nextel Corp.	154,400	3,989,696

		6,159,976

Total Common Stocks (Cost $295,602,364)		396,115,241
Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $27,993,906)	27,993,906	27,993,906
Cash Equivalents 1.0%
Cash Management QP Trust, 4.64% (d) (Cost $3,987,707)	3,987,707	3,987,707
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 327,583,977)	106.9	428,096,854
Other Assets and Liabilities, Net	(6.9)	(27,700,282)

Net Assets	100.0	400,396,572

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $27,385,748 which is 6.8% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Dreman Financial Services VIP

(formerly SVS II Dreman Financial Services Portfolio)

	Shares	Value ($)

Common Stocks 99.8%
Consumer Staples 3.0%
Tobacco
Altria Group, Inc.	56,800	4,024,847
Energy 10.3%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	7,100	717,171
Apache Corp.	9,100	596,141
Burlington Resources, Inc.	9,100	836,381
ConocoPhillips	79,400	5,014,110
Devon Energy Corp.	10,600	648,402
EnCana Corp.	25,700	1,200,961
Occidental Petroleum Corp.	16,300	1,510,195
Tesoro Corp.	22,300	1,523,982
Valero Energy Corp.	32,700	1,954,806

		14,002,149
Financials 86.5%
Banks 36.8%
Bank of America Corp.	192,720	8,776,469
Fifth Third Bancorp.	41,600	1,637,376
Hudson City Bancorp., Inc.	33,300	442,557
Independence Community Bank Corp.	12,800	533,504
KeyCorp.	131,055	4,822,824
Marshall & Ilsley Corp.	41,900	1,826,002
Mercantile Bankshares Corp.	16,800	645,960
National Bank of Canada	79,850	4,366,332
National City Corp.	64,431	2,248,642
PNC Financial Services Group, Inc.	44,540	2,997,987
Regions Financial Corp.	55,372	1,947,433
Sovereign Bancorp, Inc.	85,075	1,863,993
US Bancorp.	132,220	4,032,710
Wachovia Corp.	59,740	3,348,427
Washington Mutual, Inc.	198,132	8,444,386
Wells Fargo & Co.	34,510	2,204,154

		50,138,756
Capital Markets 13.9%
Ameriprise Financial, Inc.	13,590	612,365
Bear Stearns Companies, Inc.	16,640	2,307,968
Franklin Resources, Inc.	16,710	1,574,751
Lehman Brothers Holdings, Inc.	16,700	2,413,651
Mellon Financial Corp.	90,300	3,214,680
Morgan Stanley	93,080	5,847,286
The Goldman Sachs Group, Inc.	18,600	2,919,456

		18,890,157

Consumer Finance 2.3%
American Express Co.	60,050	3,155,628
Diversified Financial Services 21.5%
CIT Group, Inc.	47,690	2,552,369
Citigroup, Inc.	95,400	4,505,742
Fannie Mae	159,080	8,176,712
Freddie Mac	123,505	7,533,805
JPMorgan Chase & Co.	115,424	4,806,255
The PMI Group, Inc.	37,100	1,703,632

		29,278,515
Insurance 11.1%
Allstate Corp.	28,195	1,469,241
American International Group, Inc.	162,873	10,764,277
Chubb Corp.	18,130	1,730,327
Prudential Financial, Inc.	14,290	1,083,325

		15,047,170
Real Estate 0.9%
NovaStar Financial, Inc. (REIT) (a)	37,400	1,250,656

Total Common Stocks (Cost $102,158,056)		135,787,878
Securities Lending Collateral 0.9%
Daily Assets Fund Insitutional, 4.73% (b) (c) (Cost $1,162,650)	1,162,650	1,162,650
Cash Equivalents 0.2%
Cash Management QP Trust, 4.64% (d) (Cost $339,227)	339,227	339,227
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 103,659,933)	100.9	137,289,755
Other Assets and Liabilities, Net	(0.9)	(1,180,928)

Net Assets	100.0	136,108,827

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $1,139,060 which is 0.8% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Dreman High Return Equity VIP

(formerly SVS II Dreman High Return Equity Portfolio)

	Shares	Value ($)

Common Stocks 95.4%
Consumer Discretionary 6.4%
Automobiles 0.3%
Ford Motor Co.	345,000	2,746,200
Multiline Retail 1.0%
Federated Department Stores, Inc.	129,505	9,453,865
Specialty Retail 5.1%
Borders Group, Inc.	712,900	17,993,596
Home Depot, Inc.	388,455	16,431,647
Staples, Inc.	501,247	12,791,823

		47,217,066
Consumer Staples 16.5%
Food & Staples Retailing 0.6%
Safeway, Inc.	232,650	5,844,168
Tobacco 15.9%
Altria Group, Inc.	1,121,820	79,492,165
Imperial Tobacco Group PLC (ADR)	95,145	5,697,283
Reynolds American, Inc.	169,173	17,847,751
Universal Corp.	266,570	9,801,779
UST, Inc.	816,640	33,972,224

		146,811,202
Energy 20.1%
Energy Equipment & Services 0.2%
Transocean, Inc.*	22,400	1,798,720
Oil, Gas & Consumable Fuels 19.9%
Anadarko Petroleum Corp.	47,500	4,797,975
Apache Corp.	147,100	9,636,521
Burlington Resources, Inc.	163,500	15,027,285
Chevron Corp.	562,860	32,628,994
ConocoPhillips	995,046	62,837,155
Devon Energy Corp.	514,600	31,478,082
El Paso Corp.	846,510	10,200,446
EnCana Corp.	66,200	3,093,526
Kerr-McGee Corp.	2,928	279,565
Occidental Petroleum Corp.	148,700	13,777,055

		183,756,604
Financials 27.1%
Banks 12.0%
Bank of America Corp.	521,636	23,755,303
KeyCorp.	294,000	10,819,200
PNC Financial Services Group, Inc.	169,300	11,395,583
Sovereign Bancorp, Inc.	580,600	12,720,946
US Bancorp.	265,700	8,103,850

Wachovia Corp.	140,000	7,847,000
Washington Mutual, Inc.	854,175	36,404,939

		111,046,821
Capital Markets 0.0%
Piper Jaffray Companies, Inc.*	1,071	58,905
Diversified Financial Services 12.4%
CIT Group, Inc.	89,100	4,768,632
Citigroup, Inc.	134,600	6,357,158
Fannie Mae	894,873	45,996,472
Freddie Mac	853,641	52,072,101
JPMorgan Chase & Co.	132,864	5,532,457

		114,726,820
Insurance 2.7%
American International Group, Inc.	331,300	21,895,617
The St. Paul Travelers Companies, Inc.	70,605	2,950,583

		24,846,200
Health Care 16.7%
Health Care Equipment & Supplies 1.5%
Becton, Dickinson & Co.	111,555	6,869,557
Fisher Scientific International, Inc.*	102,100	6,947,905

		13,817,462
Health Care Providers & Services 8.1%
Cardinal Health, Inc.	119,400	8,897,688
HCA, Inc.	296,200	13,562,998
Laboratory Corp. of America Holdings*	343,075	20,063,026
Medco Health Solutions, Inc.*	316,434	18,106,354
Quest Diagnostics, Inc.	291,100	14,933,430

		75,563,496
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co.	365,160	8,986,588
Johnson & Johnson	46,000	2,724,120
Merck & Co., Inc.	525,195	18,502,620
Pfizer, Inc.	987,530	24,609,247
Wyeth	221,275	10,736,263

		65,558,838
Industrials 6.7%
Air Freight & Logistics 0.5%
FedEx Corp.	45,000	5,082,300
Industrial Conglomerates 5.1%
3M Co.	255,300	19,323,657
General Electric Co.	332,950	11,580,001
Tyco International Ltd.	602,305	16,189,958

		47,093,616
Machinery 1.1%
PACCAR, Inc.	138,700	9,775,576
Information Technology 1.9%
IT Consulting & Services
Electronic Data Systems Corp.	645,140	17,309,106

Materials 0.0%
Chemicals
Tronox, Inc. "B"*				590	10,031
Utilities 0.0%
Multi-Utilities
NiSource, Inc.				5,303	107,227

Total Common Stocks (Cost $669,239,692)					882,624,223
Cash Equivalents 4.3%
Cash Management QP Trust, 4.64% (a) (Cost $40,353,400)				40,353,400	40,353,400
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 709,593,092)				99.7	922,977,623
Other Assets and Liabilities, Net				0.3	2,358,784

Net Assets				100.0	925,336,407

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
(a)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At March 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	6/15/2006	102	32,890,514	33,234,150	343,636

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Dreman Small Cap Value VIP

(formerly SVS II Dreman Small Cap Value Portfolio)

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 2.9%
Diversified Consumer Services 0.2%
Nobel Learning Communities, Inc.	121,300	1,162,054
Hotels Restaurants & Leisure 0.4%
Bally Technologies, Inc.*	147,900	2,512,821
Household Durables 0.6%
Helen of Troy Ltd.*	79,900	1,693,880
Levitt Corp. "A"	99,000	2,181,960

		3,875,840
Media 0.5%
Lakes Entertainment, Inc.*	308,700	3,358,656
Textiles, Apparel & Luxury Goods 1.2%
Phillips-Van Heusen Corp.	110,200	4,210,742
Wolverine World Wide, Inc.	178,950	3,960,163

		8,170,905
Consumer Staples 2.3%
Food & Staples Retailing 0.4%
Nash Finch Co.	86,700	2,592,330
Food Products 1.6%
Chiquita Brands International, Inc.	235,400	3,947,658
Ralcorp Holdings, Inc.*	160,200	6,095,610

		10,043,268
Tobacco 0.3%
Vector Group Ltd.	101,154	1,927,995
Energy 8.5%
Energy Equipment & Services 5.2%
Atwood Oceanics, Inc.*	40,300	4,070,703
Bronco Drilling Co., Inc.*	45,800	1,204,540
Global Industries Ltd.*	247,700	3,589,173
Grant Prideco, Inc.*	117,400	5,029,416
Helix Energy Solutions Group, Inc.*	85,700	3,248,030
Hornbeck Offshore Services, Inc.*	40,100	1,446,407
Matrix Service Co.*	159,200	1,827,616
Oil States International, Inc.*	102,500	3,777,125
Pioneer Drilling Co.*	52,200	857,646
Superior Energy Services, Inc.*	154,000	4,125,660
Tidewater, Inc.	43,300	2,391,459
Willbros Group, Inc.*	90,200	1,834,668

		33,402,443
Oil, Gas & Consumable Fuels 3.3%
Carrizo Oil & Gas, Inc.*	52,500	1,364,475
CNX Gas Corp. 144A*	33,700	876,200
Denbury Resources, Inc.*	41,600	1,317,472

Holly Corp.	45,300	3,357,636
McMoRan Exploration Co.*	79,000	1,409,360
NGP Capital Resources Co.	52,975	720,460
Parallel Petroleum Corp.*	50,200	926,190
Petrohawk Energy Corp.*	291,000	3,986,700
Pinnacle Gas Resources, Inc. 144A*	241,000	2,651,000
Quest Resource Corp.*	140,100	1,744,245
Rosetta Resources, Inc. 144A*	68,400	1,228,464
Western Refining, Inc.	88,300	1,909,046

		21,491,248
Financials 19.8%
Banks 3.1%
AmericanWest Bancorp.*	86,200	2,281,714
BankAtlantic Bancorp., Inc. "A"	177,400	2,552,786
Centennial Bank Holdings, Inc.*	400,000	4,680,000
International Bancshares Corp.	25	718
NewAlliance Bancshares, Inc.	255,200	3,682,536
PFF Bancorp., Inc.	81,500	2,747,365
Provident Bankshares Corp.	49,350	1,798,808
Sterling Financial Corp.	73,773	2,139,417

		19,883,344
Capital Markets 0.7%
Apollo Investment Corp.	197,600	3,519,256
Hercules Technology Growth Capital, Inc.	83,000	943,710

		4,462,966
Consumer Finance 0.1%
ASTA Funding, Inc.	31,200	1,037,712
Diversified Financial Services 2.0%
Castlepoint Holdings Ltd. 144A*	417,000	4,170,000
CBRE Realty Finance, Inc. 144A	200,000	3,348,200
CMET Finance Holdings, Inc.	7,200	172,800
Commercial Capital Bancorp., Inc.	262,941	3,696,952
Prospect Energy Corp.	80,256	1,318,606

		12,706,558
Insurance 6.1%
AmCOMP, Inc.*	88,700	850,633
Amerisafe, Inc.*	241,500	2,898,000
Arch Capital Group Ltd.*	122,500	7,073,150
Aspen Insurance Holdings Ltd.	124,800	3,077,568
Endurance Specialty Holdings Ltd.	84,700	2,756,985
Meadowbrook Insurance Group, Inc.*	336,000	2,352,000
Odyssey Re Holdings Corp.	120,600	2,617,020
Platinum Underwriters Holdings Ltd.	82,100	2,389,110
ProCentury Corp.	192,800	2,629,792
Selective Insurance Group, Inc.	131,200	6,953,600
Tower Group, Inc.	250,700	5,791,170

		39,389,028
Real Estate 7.8%
Aames Investment Corp. (REIT)	34,700	197,096
Capital Lease Funding, Inc. (REIT)	224,100	2,485,269
Fieldstone Investment Corp. (REIT)	244,000	2,879,200
Jer Investors Trust, Inc. (REIT)	209,400	3,480,228
KKR Financial Corp. (REIT)	491,150	11,016,494

MortgageIT Holdings, Inc. (REIT)	239,400	2,592,702
Newcastle Investment Corp. (REIT)	221,300	5,293,496
NovaStar Financial, Inc. (REIT)	507,500	16,970,800
Thomas Properties Group, Inc. (REIT)	229,100	3,118,051
Vintage Wine Trust, Inc. (REIT) 144A	280,700	2,659,633

		50,692,969
Health Care 8.8%
Biotechnology 1.8%
Charles River Laboratories International, Inc.*	143,300	7,024,566
Serologicals Corp.*	182,500	4,463,950

		11,488,516
Health Care Equipment & Supplies 2.1%
Kinetic Concepts, Inc.*	135,800	5,590,886
Millipore Corp.*	30,200	2,206,412
PerkinElmer, Inc.	108,400	2,544,148
The Cooper Companies, Inc.	64,800	3,501,144

		13,842,590
Health Care Providers & Services 4.0%
Allied Healthcare International, Inc.*	439,000	2,129,150
Hanger Orthopedic Group, Inc.*	263,100	1,828,545
LifePoint Hospitals, Inc.*	48,268	1,501,135
Medco Health Solutions, Inc.*	45,718	2,615,984
Odyssey HealthCare, Inc.*	255,200	4,391,992
Option Care, Inc.	208,400	2,946,776
Pediatrix Medical Group, Inc.*	46,700	4,793,288
SFBC International, Inc.*	88,700	2,162,506
Triad Hospitals, Inc.*	77,700	3,255,630

		25,625,006
Pharmaceuticals 0.9%
Par Pharmaceutical Companies, Inc.*	140,900	3,970,562
Perrigo Co.	129,400	2,110,514

		6,081,076
Industrials 27.6%
Aerospace & Defense 4.9%
Applied Signal Technology, Inc.	94,723	1,878,357
Argon ST, Inc.*	113,900	3,819,067
Aviall, Inc.*	93,800	3,571,904
CAE, Inc.	628,800	4,948,656
DRS Technologies, Inc.	87,300	4,790,151
EDO Corp.	150,500	4,642,925
Herley Industries, Inc.*	141,800	2,960,784
K&F Industries Holdings, Inc.*	179,300	2,976,380
Triumph Group, Inc.*	49,700	2,199,722

		31,787,946
Building Products 0.3%
NCI Building Systems, Inc.*	28,600	1,709,422
Commercial Services & Supplies 3.5%
American Ecology Corp.	172,700	3,519,626
Clean Harbors, Inc.*	67,000	1,987,890
Covanta Holding Corp.*	93,100	1,551,977
Duratek, Inc.*	324,100	7,097,790
Hudson Highland Group, Inc.*	154,300	2,922,442

Pike Electric Corp.*	114,400	2,403,544
WCA Waste Corp.*	469,700	3,269,112

		22,752,381
Construction & Engineering 7.2%
Chicago Bridge & Iron Co., NV (NY Shares)	204,400	4,905,600
EMCOR Group, Inc.*	210,600	10,458,396
Foster Wheeler Ltd.*	205,150	9,705,647
Granite Construction, Inc.	76,300	3,714,284
Insituform Technologies, Inc. "A"*	76,100	2,024,260
Perini Corp.*	98,100	2,979,297
Sterling Construction Co., Inc.*	18,000	390,420
URS Corp.*	187,800	7,558,950
Washington Group International, Inc.	92,200	5,291,358

		47,028,212
Electrical Equipment 3.5%
General Cable Corp.*	534,600	16,214,418
Genlyte Group, Inc.*	52,000	3,543,280
Thomas & Betts Corp.*	52,600	2,702,588

		22,460,286
Industrial Conglomerates 1.1%
Walter Industries, Inc.	111,900	7,454,778
Machinery 4.3%
ESCO Technologies, Inc.*	24,200	1,225,730
Harsco Corp.	71,000	5,866,020
Oshkosh Truck Corp.	75,800	4,717,792
Terex Corp.*	107,800	8,542,072
Valmont Industries, Inc.	74,800	3,144,592
Watts Water Technologies, Inc. "A"	115,900	4,211,806

		27,708,012
Road & Rail 1.6%
Genesee & Wyoming, Inc.*	195,525	5,998,707
Laidlaw International, Inc.	152,000	4,134,400

		10,133,107
Trading Companies & Distributors 1.2%
WESCO International, Inc.*	114,700	7,800,747
Information Technology 8.8%
Communications Equipment 1.8%
CommScope, Inc.*	396,900	11,331,495
Computers & Peripherals 1.0%
Komag, Inc.*	136,600	6,502,160
Electronic Equipment & Instruments 3.5%
Aeroflex, Inc.*	400,900	5,504,357
Anixter International, Inc.	165,100	7,888,478
Applied Films Corp.*	80,300	1,560,229
Mettler-Toledo International, Inc.*	81,700	4,929,778
Scansource, Inc.*	51,000	3,080,910

		22,963,752
Internet Software & Services 0.1%
Corillian Corp.*	163,100	634,459
IT Consulting & Services 1.1%
CACI International, Inc. "A"*	47,600	3,129,700

Covansys Corp.*	245,900	4,227,021

		7,356,721
Semiconductors & Semiconductor Equipment 0.8%
MKS Instruments, Inc.*	105,300	2,467,179
OmniVision Technologies, Inc.*	89,300	2,696,860

		5,164,039
Software 0.5%
Sonic Solutions*	186,400	3,375,704
Materials 11.3%
Chemicals 1.1%
Georgia Gulf Corp.	144,500	3,755,555
Pioneer Companies, Inc.*	113,300	3,455,650

		7,211,205
Construction Materials 1.3%
Florida Rock Industries, Inc.	95,242	5,354,505
Headwaters, Inc.*	72,400	2,880,796

		8,235,301
Metals & Mining 8.9%
Aleris International, Inc.*	177,400	8,527,618
Century Aluminum Co.*	77,200	3,277,140
Energy Metals Corp.*	520,000	2,684,934
Goldcorp, Inc.	110,550	3,233,588
Metal Management, Inc.	86,300	2,731,395
Northwest Pipe Co.*	115,400	3,502,390
Oregon Steel Mills, Inc.*	238,400	12,198,928
Pan American Silver Corp.*	202,500	5,143,500
RTI International Metals, Inc.*	193,900	10,635,415
Uranium Resources, Inc.*	1,921,700	3,593,579
Worthington Industries, Inc.	118,700	2,381,122

		57,909,609
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.3%
Alaska Communications Systems Group, Inc.	133,400	1,618,142
Wireless Telecommunication Services 0.8%
InPhonic, Inc.*	771,100	5,389,989
Utilities 7.3%
Electric Utilities 1.2%
Allegheny Energy, Inc.*	146,200	4,948,870
Sierra Pacific Resources*	188,300	2,600,423

		7,549,293
Gas Utilities 2.7%
ONEOK, Inc.	168,800	5,443,800
Southern Union Co.*	483,275	11,999,718

		17,443,518
Independent Power Producers & Energy Traders 2.5%
Dynegy, Inc. "A"*	1,119,700	5,374,560
Mirant Corp.*	323,838	8,095,950
Ormat Technologies, Inc.	73,100	2,785,110

		16,255,620
Multi-Utilities 0.9%
CMS Energy Corp.*	106,200	1,375,290
TECO Energy, Inc.	132,900	2,142,348

WPS Resources Corp.	54,700	2,692,334

		6,209,972

Total Common Stocks (Cost $461,227,540)		637,733,195
Rights 0.0%
Financials
Hercules Technology Growth Capital, Inc.* (Cost $18,172)	27,667	14,663
Closed End Investment Company 0.4%
Tortoise Energy Infrastructure Corp. (Cost $2,680,334)	110,100	3,072,891
Exchange Traded Funds 0.1%
PowerShares Lux Nanotech Portfolio (Cost $289,198)	18,200	332,150
Cash Equivalents 2.0%
Cash Management QP Trust, 4.64% (a) (Cost $13,000,310)	13,000,310	13,000,310
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 477,215,554)	100.9	654,153,209
Other Assets and Liabilities, Net	(0.9)	(5,930,742)

Net Assets	100.0	648,222,467

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Global Thematic VIP

(formerly SVS II Scudder Global Blue Chip Portfolio)

	Shares	Value ($)

Common Stocks 90.9%
Australia 0.6%
Australian Agricultural Co., Ltd.	72,900	88,200
Macquarie Airports	288,500	696,030

(Cost $816,938)		784,230
Austria 0.7%
Erste Bank der Oesterreichischen Sparkassen AG	13,007	767,005
Erste Bank der Oesterreichischen Sparkassen AG*	1,760	102,398

(Cost $747,950)		869,403
Bermuda 2.1%
Credicorp Ltd.	52,150	1,380,932
Tyco International Ltd.	46,300	1,244,544

(Cost $2,692,773)		2,625,476
Brazil 2.0%
Aracruz Celulose SA (ADR) (Preferred)	16,900	894,686
Diagnosticos da America SA*	14,100	364,880
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred)	40,000	1,072,000
Natura Cosmeticos SA	23,500	279,089

(Cost $2,373,007)		2,610,655
Canada 1.1%
Goldcorp, Inc.	29,250	855,823
Meridian Gold, Inc.*	16,300	481,526

(Cost $525,470)		1,337,349
China 1.2%
China Petroleum & Chemical Corp. "H"	1,358,000	787,586
Xinao Gas Holdings Ltd.	736,800	683,704

(Cost $1,109,472)		1,471,290
Finland 2.3%
Neste Oil Oyj* (a)	18,400	632,595
Nokian Renkaat Oyj (a)	92,100	1,623,945
UPM-Kymmene Oyj (a)	29,050	686,482

(Cost $2,423,563)		2,943,022
France 4.0%
Credit Agricole SA	21,242	826,579
Societe Generale	6,016	904,749
Total SA	12,781	3,371,879

(Cost $3,725,811)		5,103,207
Germany 8.5%
Allianz AG (Registered)	6,345	1,059,416
BASF AG	11,269	883,565
Bayer AG	29,991	1,201,552
Commerzbank AG	33,498	1,334,748

DaimlerChrysler AG (a)	17,550	1,007,545
Deutsche Post AG (Registered)	56,458	1,415,581
Deutsche Telekom AG (Registered)	111,227	1,876,282
E.ON AG	8,239	906,686
Stada Arzneimittel AG	26,188	1,129,798

(Cost $9,016,767)		10,815,173
Hong Kong 2.5%
Bank of East Asia Ltd.	124,000	449,070
Dah Sing Financial Group	30,700	241,749
Fountain Set (Holdings) Ltd.	136,100	60,077
Hongkong & Shanghai Hotels Ltd.	552,000	629,605
Industrial & Commercial Bank of China (Asia) Ltd.	317,200	457,865
Link (REIT)*	194,000	420,046
Sun Hung Kai Properties Ltd.	85,000	862,691

(Cost $2,971,636)		3,121,103
India 0.7%
Infosys Technologies Ltd. (Cost $625,806)	13,500	902,528
Israel 1.6%
Check Point Software Technologies Ltd.*	37,700	754,754
NICE Systems Ltd. (ADR)*	9,600	489,216
Teva Pharmaceutical Industries Ltd. (ADR)	20,350	838,013

(Cost $1,954,782)		2,081,983
Italy 1.7%
Assicurazioni Generali SpA (a)	16,100	606,395
Banco Popolare di Verona e Novara	34,000	899,871
Capitalia SpA (a)	74,800	621,834

(Cost $1,597,460)		2,128,100
Japan 7.7%
FANUC Ltd.	10,500	1,010,748
Komatsu Ltd.	60,000	1,144,435
Mitsubishi Estate Co., Ltd.	59,000	1,398,556
Mitsui Fudosan Co., Ltd.	66,000	1,516,822
Mizuho Financial Group, Inc.	247	2,020,909
Nomura Holdings, Inc.	39,000	869,796
Shinsei Bank Ltd.	260,000	1,820,221

(Cost $5,310,406)		9,781,487
Korea 5.2%
Hana Financial Group, Inc.*	12,000	568,135
Hankook Tire Co., Ltd.	51,700	782,205
Hynix Semiconductor, Inc.*	17,200	511,610
Hyundai Motor Co.	10,150	853,494
Kumho Tire Co., Inc.	41,600	704,323
Samsung Electronics Co., Ltd.	3,880	2,515,850
Ssangyong Motor Co.*	100,100	648,033

(Cost $6,056,185)		6,583,650
Malaysia 1.1%
AMMB Holdings Bhd.	443,100	340,467
Resorts World Bhd.	160,900	576,655
RHB Capital Bhd.	752,200	496,279

(Cost $1,211,504)		1,413,401

Mexico 1.7%
Fomento Economico Mexicano SA de CV (ADR)	6,850	627,871
Grupo Aeroportuario del Sureste SA de CV (ADR)	19,800	660,924
Grupo Televisa SA (ADR)	47,200	939,280

(Cost $1,900,442)		2,228,075
Netherlands 1.0%
ABN AMRO Holding NV (Cost $1,124,302)	41,600	1,247,216
Peru 0.4%
Compania de Minas Buenaventura SA (ADR) (Cost $505,927)	21,300	525,897
Russia 1.3%
Mobile TeleSystems (ADR)	9,625	318,588
OAO Gazprom (REG S) (ADR) (b)	5,750	526,125
OAO Gazprom (REG S) (ADR) (b)	950	86,925
OAO Vimpel-Communications (ADR)*	8,800	378,488
Pyaterochka Holding NV (GDR) 144A*	24,200	394,460

(Cost $1,317,809)		1,704,586
Singapore 0.5%
DBS Group Holdings Ltd. (Cost $512,551)	68,000	685,955
South Africa 2.3%
Lewis Group Ltd.	96,100	960,143
MTN Group Ltd.	118,000	1,177,033
Naspers Ltd. "N"	38,100	775,533

(Cost $2,546,886)		2,912,709
Spain 0.8%
Repsol YPF SA (ADR) (a) (Cost $965,709)	34,250	976,125
Sweden 1.0%
Skandinaviska Enskilda Banken AB "A" (a) (Cost $824,965)	53,600	1,328,215
Switzerland 2.4%
Credit Suisse Group (Registered)	12,502	701,508
Julius Baer Holding Ltd. (Registered)	16,624	1,503,448
Novartis AG (Registered)	15,855	881,745

(Cost $2,206,803)		3,086,701
Taiwan 3.3%
Asustek Computer, Inc.	261,000	707,611
AU Optronics Corp. (ADR)	38,300	571,053
Bank of Kaohsiung	188,000	83,984
Chunghwa Telecom Co., Ltd. (ADR)	60,800	1,191,072
Mega Financial Holding Co., Ltd.	465,000	350,270
SinoPac Financial Holdings Co., Ltd.	646,000	327,394
Wan Hai Lines Ltd.	888,000	549,896
Yuanta Core Pacific Securities Co.	799,000	482,475

(Cost $4,156,915)		4,263,755
Thailand 1.4%
Bangkok Bank PCL (Foreign Registered)	142,900	426,402
Kasikornbank PCL (Foreign Registered)	114,500	201,756
Krung Thai Bank PCL (Foreign Registered)	644,500	180,709
PTT Chemical PCL (Foreign Registered)*	199,150	445,686

Thai Oil PCL (Foreign Registered)	342,400	581,309

(Cost $1,647,464)		1,835,862
Turkey 0.3%
Turkcell Iletisim Hizmetleri AS (ADR) (Cost $278,743)	19,925	332,150
United Kingdom 5.7%
Anglo American PLC	28,825	1,110,786
GlaxoSmithKline PLC	61,460	1,607,047
Kingfisher PLC	240,708	1,001,603
Royal Bank of Scotland Group PLC	47,888	1,558,347
Vodafone Group PLC	314,023	657,428
William Morrison Supermarkets PLC	405,848	1,339,728

(Cost $6,663,533)		7,274,939
United States 25.8%
AGCO Corp.*	54,900	1,138,626
Bunge Ltd.	42,800	2,384,388
Caremark Rx, Inc.*	20,000	983,600
Caterpillar, Inc.	8,400	603,204
Cisco Systems, Inc.*	87,250	1,890,707
Citigroup, Inc.	39,500	1,865,585
Coca-Cola Co.	31,000	1,297,970
Dell, Inc.*	35,250	1,049,040
E.I. du Pont de Nemours & Co.	28,900	1,219,869
EMC Corp.*	66,550	907,077
ExxonMobil Corp.	31,850	1,938,391
General Electric Co.	65,975	2,294,610
General Mills, Inc.	19,500	988,260
Intel Corp.	51,800	1,002,330
Johnson & Johnson	14,050	832,041
MetLife, Inc.	20,550	994,004
Monsanto Co.	11,950	1,012,762
Newmont Mining Corp.	10,550	547,440
Oracle Corp.*	155,600	2,130,164
Pfizer, Inc.	85,600	2,133,152
Schlumberger Ltd.	9,775	1,237,222
Symantec Corp.*	72,150	1,214,284
The Goldman Sachs Group, Inc.	8,475	1,330,236
Wyeth	20,700	1,004,364
Zimmer Holdings, Inc.*	13,200	892,320

(Cost $29,433,975)		32,891,646

Total Common Stocks (Cost $97,245,554)		115,865,888
Preferred Stocks 2.0%
Brazil 0.5%
Braskem SA "A" (Cost $612,667)	76,700	571,351
Germany 1.5%
Porsche AG (Cost $1,438,260)	2,030	1,943,443

Total Preferred Stocks (Cost $2,050,927)		2,514,794
Exchange Traded Funds 2.3%
iShares MSCI Malaysia Index Fund (a)	166,200	1,241,514
iShares Nasdaq Biotechnology Index Fund* (a)	21,200	1,746,456

Total Exchange Traded Funds (Cost $2,692,860)		2,987,970

Securities Lending Collateral 6.0%
Daily Assets Fund Institutional, 4.73% (c) (d) (Cost $7,712,905)	7,712,905	7,712,905
Cash Equivalents 4.1%
Cash Management QP Trust, 4.64% (e) (Cost $5,215,472)	5,215,472	5,215,472
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 114,917,718)	105.3	134,297,029
Other Assets and Liabilities, Net	(5.3)	(6,807,958)

Net Assets	100.0	127,489,071

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $7,401,510 which is 5.8% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2006, the DWS Global Thematic VIP had the following Sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	33,930,067	28.7%
Information Technology	14,646,224	12.4%
Consumer Discretionary	13,845,612	11.7%
Industrials	11,818,272	10.0%
Health Care	10,666,960	9.0%
Materials	10,437,425	8.8%
Energy	10,138,157	8.5%
Consumer Staples	6,060,238	5.1%
Telecommunication Services	5,931,041	5.0%
Utilities	906,686	0.8%
Total Common and Preferred Stocks	118,380,682	100.0%

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Government & Agency Securities VIP

(formerly SVS II Scudder Government & Agency Securities Portfolio)

	Principal Amount ($)	Value ($)

Agencies Backed by the Full Faith Credit of the US Government 55.9%
Government National Mortgage Association:
5.0%, with various maturities from 4/20/2033 until 2/15/2035 (c)	19,026,142	18,439,905
5.5%, with various maturities from 12/15/2032 until 11/15/2035 (c) (d)	68,997,058	68,226,959
6.0%, with various maturities from 12/20/2031 until 1/15/2036 (c) (d)	40,449,749	40,866,098
6.5%, with various maturities from 3/15/2014 until 1/20/2036 (c)	17,280,038	17,816,189
7.0%, with various maturities from 6/20/2017 until 10/15/2032	3,695,351	3,844,919
7.5%, with various maturities from 4/15/2026 until 7/15/2032	2,922,071	3,064,813
8.0%, with various maturities from 12/15/2026 until 11/15/2031	885,644	947,922
8.5%, with various maturities from 5/15/2016 until 12/15/2030	141,105	151,879
9.5%, with various maturities from 6/15/2013 until 12/15/2022	59,483	65,202
10.0%, with various maturities from 2/15/2016 until 3/15/2016	24,009	26,402

Total Agencies Backed by the Full Faith Credit of the US Government (Cost $156,724,583)		153,450,288
Agencies Not Backed by the Full Faith Credit of the US Government 23.8%
Federal Farm Credit Bank, 4.875%, 2/18/2011	15,000,000	14,813,430
Federal Home Loan Bank, 4.375%, 9/17/2010	19,000,000	18,417,023
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	71,432	68,234
4.622%,* 2/1/2035	819,699	801,325
5.0%, with various maturities from 9/1/2033 until 8/1/2035	10,871,372	10,353,155
5.5%, 2/1/2017	69,989	69,606
6.5%, 9/1/2032	212,356	216,931
7.0%, with various maturities from 5/1/2029 until 8/1/2035	5,249,177	5,399,283
7.5%, with various maturities from 1/1/2027 until 5/1/2032	257,188	269,144
8.0%, 11/1/2030	5,113	5,443
8.5%, 7/1/2030	4,696	5,053
Federal National Mortgage Association:
4.609% *, 1/1/2035	1,627,139	1,600,637
4.666% *, 2/1/2035	1,317,533	1,298,269
4.745% *, 5/1/2035	2,135,992	2,101,183
5.0%, 10/1/2033	784,821	749,273
5.5%, with various maturities from 2/1/2033 until 6/1/2034	1,320,667	1,296,012
6.0%, 9/1/2035	7,032,186	6,990,345
7.0%, with various maturities from 9/1/2013 until 7/1/2034	858,245	883,942
8.0%, 12/1/2024	16,880	17,927

Total Agencies Not Backed by the Full Faith Credit of the US Government (Cost $66,378,244)		65,356,215
Collateralized Mortgage Obligations 10.4%
Federal Home Loan Mortgage Corp.:
"PO", Series 228, Principal Only, Zero Coupon, 2/1/2035	2,137,400	1,613,999
"PF", Series 2962, 5.0% *, 3/15/2035	4,033,605	4,025,542
"IO", Series 228, Interest Only, 6.0%, 2/1/2035	2,137,400	447,208
Federal National Mortgage Association:
"L0", Series 2005-50, Principal Only, Zero Coupon, 6/25/2035	1,514,014	1,218,034
"IN", Series 2003-84, Interest Only, 4.5%, 4/25/2013	2,879,484	145,935
"PF", Series 2005-59, 5.07% *, 5/25/2035	2,913,200	2,908,276
Government National Mortgage Association:

"DA", Series 2005-45, 4.931% *, 6/16/2035				9,251,770	9,214,596
"FA", Series 2005-18, 4.976% *, 10/20/2032				3,000,000	2,996,417
"IB", Series 2003-86, Interest Only, 5.0%, 1/20/2029				4,550,000	722,327
"FH", Series 1999-18, 5.001% *, 5/16/2029				2,422,481	2,429,604
"FE", Series 2003-57, 5.051% *, 3/16/2033				229,151	228,671
"FB", Series 2001-28, 5.251% *, 6/16/2031				1,209,403	1,220,142
"ZA" Series 2006-7, 5.5%, 2/20/2036				1,707,792	1,489,503

Total Collateralized Mortgage Obligations (Cost $28,980,893)					28,660,254
US Treasury Obligations 9.3%
US Treasury Bill, 4.24% **, 4/20/2006 (a)				165,000	164,631
US Treasury Notes:
4.375%, 12/31/2007				15,000,000	14,880,465
4.375%, 11/15/2008				6,000,000	5,931,564
4.5%, 11/15/2010				4,500,000	4,439,529

Total US Treasury Obligations (Cost $25,565,204)					25,416,189
				Shares	Value ($)

Cash Equivalents 9.9%
Cash Management QP Trust, 4.64% (b) (Cost $27,132,490)				27,132,490	27,132,490
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 304,781,414)				109.3	300,015,436
Other Assets and Liabilities, Net				(9.3)	(25,484,146)

Net Assets				100.0	274,531,290

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

**				Annualized yield at time of purchase; not a coupon rate.
(a)				At March 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)				Mortgage dollar rolls included
(d)				When-issued or forward delivery pools included.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At March 31, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10-Year US Treasury Note	6/21/2006	165	17,699,376	17,554,453	(144,923)
2-Year US Treasury Note	6/30/2006	14	2,858,355	2,854,031	(4,324)

Total net unrealized depreciation					(149,247)

At March 31, 2006, open future contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10-Year Interest Rate Swap	6/19/2006	68	7,225,059	7,109,188	115,871

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association and Federal Home Loan Mortgage Corp. issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Growth Allocation VIP

(formerly SVS II Scudder Growth Strategy Portfolio)

	Shares	Value ($)

Equity Funds 75.3%
DWS Blue Chip VIP "A"	1,078,695	15,953,902
DWS Capital Growth VIP "A"	481,943	8,390,624
DWS Davis Venture Value VIP "A"	1,056,258	13,456,730
DWS Dreman High Return Equity VIP "A"	599,160	8,112,632
DWS Dreman Small Cap Value VIP "A"	463,761	9,743,626
DWS Global Opportunities VIP "A"	5,137	86,195
DWS Growth & Income VIP "A"	2,551,205	25,537,560
DWS International Select Equity VIP "A"	239,683	3,470,610
DWS International VIP "A"	739,053	8,876,032
DWS Janus Growth Opportunities VIP "A"	1,436,030	12,206,254
DWS Large Cap Value VIP "A"	1,377,692	22,373,725
DWS MFS Strategic Value VIP "A"	1,025,245	11,503,245
DWS Mid Cap Growth VIP "A"	89,557	1,131,996
DWS RREEF Real Estate Securities VIP "A"	301,220	5,711,126
DWS Salomon Aggressive Growth VIP "A"	93,507	864,943
DWS Small Cap Growth VIP "A"	499,365	7,520,430
DWS Templeton Foreign Value VIP "A"	470,227	5,732,067

Total Equity Funds (Cost $148,344,986)		160,671,697
Fixed Income Funds 12.1%
DWS Core Fixed Income VIP "A"	2,038,237	23,052,462
DWS Government & Agency Securities VIP "A"	8,047	94,715
DWS High Income VIP "A"	161,595	1,255,590
DWS Strategic Income VIP "A"	116,043	1,270,671

Total Fixed Income Funds (Cost $26,727,333)		25,673,438
Cash Equivalents 10.8%
Cash Management QP Trust, 4.64% (a) (Cost $23,043,598)	23,043,598	23,043,598
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 198,115,917)	98.2	209,388,733
Other Assets and Liabilities, Net	1.8	3,899,336

Net Assets	100.0	213,288,069

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS High Income VIP

(formerly SVS II Scudder High Income Portfolio)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 81.2%
Consumer Discretionary 24.2%
155 East Tropicana LLC, 8.75%, 4/1/2012	1,080,000	1,066,500
Adelphia Communications Corp.:
Series B, 7.75%, 1/15/2009 *	445,000	262,550
Series B, 9.25%, 10/1/2002 *	515,000	298,700
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	930,000	799,800
AMC Entertainment, Inc.:
8.0%, 3/1/2014	1,945,000	1,735,912
144A, 11.0%, 2/1/2016	200,000	206,500
AutoNation, Inc., 9.0%, 8/1/2008	1,320,000	1,425,600
Aztar Corp., 7.875%, 6/15/2014 (b)	1,830,000	1,980,975
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009 (b)	350,000	367,063
Caesars Entertainment, Inc., 8.875%, 9/15/2008	485,000	518,950
Charter Communications Holdings LLC:
9.625%, 11/15/2009 (b)	570,000	381,900
10.25%, 9/15/2010	3,390,000	3,330,675
144A, 10.25%, 9/15/2010	785,000	769,300
11.0%, 10/1/2015	3,737,000	3,106,381
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	1,065,000	830,700
CSC Holdings, Inc.:
7.25%, 7/15/2008	560,000	565,600
7.875%, 12/15/2007	1,909,000	1,947,180
Dex Media East LLC/Financial, 12.125%, 11/15/2012	4,832,000	5,520,560
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)	1,910,000	1,570,975
EchoStar DBS Corp.:
6.625%, 10/1/2014 (b)	520,000	502,450
144A, 7.125%, 2/1/2016	600,000	590,250
Foot Locker, Inc., 8.5%, 1/15/2022	920,000	975,200
Ford Motor Co., 7.45%, 7/16/2031 (b)	545,000	404,663
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	3,520,000	3,520,000
General Motors Corp.:
8.25%, 7/15/2023 (b)	1,425,000	1,026,000
8.375%, 7/15/2033 (b)	2,535,000	1,856,887
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	2,570,000	2,871,975
Gregg Appliances, Inc., 9.0%, 2/1/2013	365,000	338,538
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)	970,000	962,725
Hertz Corp., 144A, 8.875%, 1/1/2014	1,605,000	1,665,187
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	3,880,000	4,112,800
Lear Corp.:
Series B, 5.75%, 8/1/2014 (b)	620,000	502,200
Series B, 8.11%, 5/15/2009 (b)	1,720,000	1,599,600
Levi Strauss & Co.:
9.28% **, 4/1/2012 (b)	560,000	579,600
12.25%, 12/15/2012	375,000	426,094
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	435,000	404,511
7.875%, 7/15/2009 (b)	45,000	47,352

8.25%, 2/1/2030 (b)		595,000	574,973
8.5%, 7/15/2029 (b)		405,000	397,991
Mandalay Resort Group, Series B, 10.25%, 8/1/2007		390,000	410,475
Mediacom Broadband LLC, 8.5%, 10/15/2015		585,000	561,600
Mediacom LLC, 9.5%, 1/15/2013 (b)		110,000	108,900
MGM MIRAGE:
8.375%, 2/1/2011 (b)		930,000	981,150
9.75%, 6/1/2007		950,000	989,188
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		1,395,000	1,483,931
NCL Corp., 10.625%, 7/15/2014		805,000	833,175
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,570,000	1,240,300
Paxson Communications Corp., 144A, 10.777% **, 1/15/2013		405,000	400,950
Petro Stopping Centers, 9.0%, 2/15/2012		381,000	382,905
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		1,710,000	1,842,525
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		2,208,000	2,108,640
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		695,000	677,625
10.124% **, 5/15/2010 (b)		1,820,000	1,847,300
Renaissance Media Group LLC, 10.0%, 4/15/2008		990,000	990,000
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		2,840,000	3,116,900
Rexnord Corp., 10.125%, 12/15/2012		470,000	515,825
Simmons Bedding Co., 7.875%, 1/15/2014 (b)		620,000	599,850
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		3,205,000	3,369,256
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		2,195,000	2,140,125
Six Flags, Inc., 9.75%, 4/15/2013		1,485,000	1,496,138
Steinway Musical Instruments, Inc., 144A, 7.0%, 3/1/2014		550,000	550,000
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014		460,000	442,520
Toys "R" Us, Inc., 7.375%, 10/15/2018		611,000	449,085
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		3,710,000	3,607,975
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		2,620,000	2,927,850
11.75%, 2/15/2013	EUR	485,000	680,317
United Auto Group, Inc., 9.625%, 3/15/2012		1,735,000	1,836,931
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		395,000	413,269
XM Satellite Radio, Inc.:
12.0%, 6/15/2010		820,000	915,325
14.0%, 12/31/2009		2,961,934	3,176,674
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		3,730,000	3,189,150

			94,330,671
Consumer Staples 3.2%
Alliance One International, Inc., 11.0%, 5/15/2012		820,000	787,200
Birds Eye Foods, Inc., 11.875%, 11/1/2008		683,000	696,660
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		600,000	486,000
Delhaize America, Inc.:
8.05%, 4/15/2027		190,000	195,820
9.0%, 4/15/2031 (b)		2,670,000	3,088,349
North Atlantic Trading Co., 9.25%, 3/1/2012		4,500,000	2,880,000
Swift & Co.:
10.125%, 10/1/2009 (b)		555,000	577,200
12.5%, 1/1/2010 (b)		185,000	186,388
Viskase Co., Inc., 11.5%, 6/15/2011		3,290,000	3,438,050

			12,335,667
Energy 7.8%
Belden & Blake Corp., 8.75%, 7/15/2012		2,080,000	2,142,400
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		1,340,000	1,393,600

Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)	195,000	190,613
144A, 6.5%, 8/15/2017	195,000	192,563
6.5%, 8/15/2017 (b)	430,000	424,625
6.875%, 1/15/2016 (b)	1,460,000	1,470,950
7.75%, 1/15/2015	245,000	256,025
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	1,560,000	1,427,400
144A, 8.375%, 5/1/2016	1,510,000	1,502,450
144A, 9.875%, 7/15/2010	2,805,000	3,085,023
144A, 10.125%, 7/15/2013	700,000	801,990
El Paso Production Holding Corp., 7.75%, 6/1/2013	1,075,000	1,113,969
Frontier Oil Corp., 6.625%, 10/1/2011	1,715,000	1,710,712
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	1,595,000	1,595,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027 (b)	1,105,000	972,400
Sonat, Inc., 7.0%, 2/1/2018	195,000	189,150
Southern Natural Gas, 8.875%, 3/15/2010	2,190,000	2,329,612
Stone Energy Corp.:
6.75%, 12/15/2014	3,110,000	2,907,850
8.25%, 12/15/2011 (b)	965,000	969,825
Transmeridian Exploration, Inc., 144A, 12.0%, 12/15/2010	695,000	695,000
Williams Companies, Inc.:
8.125%, 3/15/2012	3,565,000	3,827,919
8.75%, 3/15/2032	1,225,000	1,433,250

		30,632,326
Financials 10.2%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	200,000	215,500
11.0%, 7/31/2010	850,000	945,625
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	1,545,000	1,429,125
E*TRADE Financial Corp.:
7.375%, 9/15/2013	550,000	561,000
7.875%, 12/1/2015 (b)	1,165,000	1,229,075
8.0%, 6/15/2011	665,000	690,769
Ford Motor Credit Co.:
7.25%, 10/25/2011 (b)	5,155,000	4,697,396
7.375%, 10/28/2009	7,010,000	6,590,332
General Motors Acceptance Corp.:
6.875%, 9/15/2011	9,090,000	8,472,598
8.0%, 11/1/2031 (b)	4,863,000	4,596,031
H&E Equipment/Finance, 11.125%, 6/15/2012 (b)	1,525,000	1,688,938
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	1,925,000	2,026,062
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	2,280,000	2,527,950
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	1,540,000	1,155,000
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	870,000	861,300
Universal City Development, 11.75%, 4/1/2010	2,095,000	2,309,737

		39,996,438
Health Care 0.8%
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015	3,205,000	3,213,012

Industrials 9.4%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	2,228,000	2,283,700
Allied Security Escrow Corp., 11.375%, 7/15/2011	1,329,000	1,262,550
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	1,770,000	1,909,387

American Color Graphics, 10.0%, 6/15/2010	1,095,000	778,819
Avondale Mills, Inc., 144A, 11.5% **, 7/1/2012	630,000	607,950
Beazer Homes USA, Inc., 8.375%, 4/15/2012	660,000	685,575
Browning-Ferris Industries:
7.4%, 9/15/2035	2,005,000	1,864,650
9.25%, 5/1/2021	920,000	959,100
Case New Holland, Inc., 9.25%, 8/1/2011	2,450,000	2,615,375
Cenveo Corp., 7.875%, 12/1/2013 (b)	1,032,000	1,008,780
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	1,570,000	1,483,650
Columbus McKinnon Corp., 10.0%, 8/1/2010 (b)	998,000	1,097,800
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	1,820,000	1,856,400
144A, 11.44% **, 7/1/2012	645,000	657,900
Congoleum Corp., 8.625%, 8/1/2008 *	1,200,000	1,122,000
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	1,410,000	1,278,128
8.875%, 4/1/2012	1,705,000	1,781,725
Kansas City Southern, 9.5%, 10/1/2008	3,060,000	3,266,550
Kinetek, Inc., Series D, 10.75%, 11/15/2006	1,950,000	1,911,000
Millennium America, Inc., 9.25%, 6/15/2008	2,130,000	2,164,612
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	845,000	946,400
Ship Finance International Ltd., 8.5%, 12/15/2013	1,380,000	1,297,200
Technical Olympic USA, Inc., 7.5%, 1/15/2015 (b)	920,000	793,500
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	1,410,000	1,531,613
United Rentals North America, Inc., 7.0%, 2/15/2014	330,000	317,625
Xerox Capital Trust I, 8.0%, 2/1/2027	475,000	491,625
Xerox Corp., 6.4%, 3/15/2016 (b)	575,000	570,688

		36,544,302
Information Technology 3.2%
Activant Solutions, Inc.:
10.5%, 6/15/2011	1,017,000	1,126,328
144A, 10.53% **, 4/1/2010	205,000	209,100
Advanced Micro Devices, Inc., 7.75%, 11/1/2012 (b)	395,000	413,269
Eschelon Operating Co., 8.375%, 3/15/2010 (b)	320,000	304,000
L-3 Communications Corp.:
5.875%, 1/15/2015	1,000,000	952,500
Series B, 6.375%, 10/15/2015	245,000	241,325
Lucent Technologies, Inc., 6.45%, 3/15/2029	3,575,000	3,226,437
Sanmina-SCI Corp., 8.125%, 3/1/2016	1,880,000	1,898,800
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	1,665,000	1,752,412
UGS Corp., 10.0%, 6/1/2012	1,425,000	1,567,500
Unisys Corp., 7.875%, 4/1/2008	960,000	958,800

		12,650,471
Materials 10.5%
ARCO Chemical Co., 9.8%, 2/1/2020	4,040,000	4,403,600
Associated Materials, Inc.:
Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	345,000	198,375
9.75%, 4/15/2012 (b)	455,000	472,063
Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)	2,305,000	2,423,131
Constar International, Inc., 11.0%, 12/1/2012 (b)	235,000	183,300
Crown Cork & Seal Co., Inc., 7.5%, 12/15/2096	295,000	238,950
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	455,000	354,900
Dayton Superior Corp.:
10.75%, 9/15/2008	930,000	947,438

13.0%, 6/15/2009 (b)	1,160,000	968,600
Equistar Chemical Funding, 10.625%, 5/1/2011	715,000	773,988
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	1,735,000	1,774,037
GEO Specialty Chemicals, Inc., 13.03% **, 12/31/2009	2,909,000	2,530,830
Georgia-Pacific Corp., 8.0%, 1/15/2024 (b)	565,000	569,944
Greif, Inc., 8.875%, 8/1/2012	250,000	266,250
Hexcel Corp., 6.75%, 2/1/2015 (b)	575,000	569,250
Huntsman LLC, 11.625%, 10/15/2010	1,697,000	1,921,852
IMC Global, Inc., 10.875%, 8/1/2013	3,260,000	3,732,700
International Steel Group, Inc., 6.5%, 4/15/2014	540,000	537,300
Massey Energy Co.:
6.625%, 11/15/2010	1,195,000	1,215,912
144A, 6.875%, 12/15/2013 (b)	325,000	318,500
MMI Products, Inc., Series B, 11.25%, 4/15/2007 (b)	1,965,000	1,935,525
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	1,155,000	941,325
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	2,727,000	3,026,970
144A, 13.0%, 9/30/2013	1,102,460	1,116,241
OM Group, Inc., 9.25%, 12/15/2011 (b)	725,000	750,375
Omnova Solutions, Inc., 11.25%, 6/1/2010	2,470,000	2,612,025
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	645,000	683,700
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	1,978,884	29,683
Pliant Corp., 11.625%, 6/15/2009 (PIK)	11	12
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)	265,000	227,900
Radnor Holdings Corp., 11.0%, 3/15/2010	930,000	725,400
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	415,000	455,463
TriMas Corp., 9.875%, 6/15/2012 (b)	1,706,000	1,560,990
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	760,000	680,200
United States Steel Corp., 9.75%, 5/15/2010	1,579,000	1,705,320

		40,852,049
Telecommunication Services 4.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011	460,000	499,100
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	2,035,000	2,090,962
8.375%, 1/15/2014 (b)	1,570,000	1,595,512
Dobson Communications Corp., 8.875%, 10/1/2013	1,115,000	1,120,575
Insight Midwest LP, 9.75%, 10/1/2009	615,000	633,450
LCI International, Inc., 7.25%, 6/15/2007 (b)	1,270,000	1,282,700
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	5,055,000	5,301,366
Nextel Partners, Inc., 8.125%, 7/1/2011	965,000	1,020,488
Qwest Corp., 7.25%, 9/15/2025	985,000	1,009,625
Rural Cellular Corp.:
9.75%, 1/15/2010 (b)	180,000	182,700
9.875%, 2/1/2010	175,000	186,813
144A, 10.43% **, 11/1/2012 (b)	180,000	186,750
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	642,000	613,110
Securus Technologies, Inc., 11.0%, 9/1/2011 (b)	570,000	490,200
Triton PCS, Inc., 8.5%, 6/1/2013 (b)	205,000	194,750
Ubiquitel Operating Co., 9.875%, 3/1/2011	585,000	639,113
US Unwired, Inc., Series B, 10.0%, 6/15/2012	990,000	1,110,037

		18,157,251
Utilities 7.3%
AES Corp., 144A, 8.75%, 5/15/2013	4,250,000	4,590,000
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	3,655,000	4,006,794

CMS Energy Corp., 8.5%, 4/15/2011 (b)	2,815,000	3,040,200
DPL, Inc., 6.875%, 9/1/2011	547,000	570,415
Mirant North America LLC, 144A, 7.375%, 12/31/2013	270,000	275,400
Mission Energy Holding Co., 13.5%, 7/15/2008	4,905,000	5,628,487
NorthWestern Corp., 5.875%, 11/1/2014	690,000	679,627
NRG Energy, Inc.:
7.25%, 2/1/2014	1,505,000	1,529,456
7.375%, 2/1/2016	3,390,000	3,462,038
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	4,115,000	4,557,362

		28,339,779

Total Corporate Bonds (Cost $323,264,188)		317,051,966
Foreign Bonds - US$ Denominated 11.8%
Consumer Discretionary 1.9%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	2,800,000	3,048,500
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	880,000	939,400
Shaw Communications, Inc., 8.25%, 4/11/2010	290,000	308,125
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	2,582,000	2,159,198
Unity Media GmbH, 144A, 10.375%, 2/15/2015 (b)	410,000	407,950
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	640,000	595,200

		7,458,373
Energy 0.9%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	500,000	613,750
OAO Gazprom, 144A, 9.625%, 3/1/2013	1.815.000	2,146,238
Secunda International Ltd., 12.6% **, 9/1/2012 (b)	700,000	749,000

		3,508,988
Financials 1.3%
C&M Finance Ltd., 144A, 8.1%, 2/1/2016	670,000	670,235
Conproca SA de CV, 12.0%, 6/16/2010	2,075,000	2,427,750
Doral Financial Corp., 5.431% **, 7/20/2007	2,310,000	2,183,546

		5,281,531
Health Care 0.5%
Biovail Corp., 7.875%, 4/1/2010	1,890,000	1,927,800
Industrials 2.0%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	900,000	990,000
10.25%, 6/15/2007 (b)	2,835,000	2,962,575
12.5%, 6/15/2012	891,000	997,920
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	1,980,000	2,311,650
Stena AB, 9.625%, 12/1/2012	665,000	724,850
Supercanal Holding SA, (REG S), 11.5%, 5/15/2005 *	100,000	16,000

		8,002,995
Materials 2.3%
Cascades, Inc., 7.25%, 2/15/2013	2,396,000	2,252,240
ISPAT Inland ULC, 9.75%, 4/1/2014	1,700,000	1,923,125
Novelis, Inc., 144A, 7.25%, 2/15/2015 (b)	2,235,000	2,145,600
Rhodia SA, 8.875%, 6/1/2011	1,256,000	1,293,680
Tembec Industries, Inc., 8.625%, 6/30/2009	2,035,000	1,226,087

		8,840,732

Sovereign Bonds 0.7%
Federative Republic of Brazil, 8.875%, 10/14/2019 (b)		650,000	750,750
Republic of Argentina, 4.889% **, 8/3/2012 (PIK)		1,195,000	970,722
United Mexican States, 5.625%, 1/15/2017 (b)		984,000	953,004

			2,674,476
Telecommunication Services 2.1%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		1,135,000	1,238,569
Embratel, Series B, 11.0%, 12/15/2008		572,000	636,350
Global Crossing UK Finance, 10.75%, 12/15/2014 (b)		375,000	384,375
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		285,000	247,950
Intelsat Ltd., 5.25%, 11/1/2008		950,000	897,750
Intelsat Subsidiary Holding Co. Ltd., 9.614%, 1/15/2012 (b)		600,000	609,750
Millicom International Cellular SA, 10.0%, 12/1/2013		345,000	382,088
Mobifon Holdings BV, 12.5%, 7/31/2010		2,251,000	2,571,767
Stratos Global Corp., 144A, 9.875%, 2/15/2013		1,155,000	1,143,450

			8,112,049
Utilities 0.1%
CESP - Companhia Energetica de Sao Paulo, 144A, 10.0%, 3/2/2011		405,000	421,706

Total Foreign Bonds - US$ Denominated (Cost $46,292,029)			46,228,650
Foreign Bonds - Non US$ Denominated 1.1%
Consumer Discretionary 0.4%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	1,180,000	1,344,183
Sovereign Bonds 0.7%
Republic of Argentina, 7.82%, 12/31/2033 (PIK) (b)	EUR	2,420,971	2,823,833

Total Foreign Bonds - Non US$ Denominated (Cost $3,890,193)			4,168,016
Asset Backed 0.7%
Golden Tree High Yield Opportunities LP, "D1", Series I, 13.054%, 10/31/2007 (Cost $2,500,000)		2,500,000	2,528,250
Convertible Bond 0.6%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006		1,650,000	1,633,500
144A, Series EURO, 7.5%, 9/25/2006		830,000	821,700

Total Convertible Bond (Cost $2,463,504)			2,455,200
		Units	Value ($)

Other Investments 0.5%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029		1,260,000	1,008,000
IdleAire Technologies Corp. (Bond Unit), Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012		1,355,000	1,009,475
Total Other Investments (Cost $2,079,401)			2,017,475

		Principal Amount ($)(a)	Value ($)

Loan Participation 1.0%
Alliance Mortgage Cycle Loan, 12.14% **, 6/4/2010		725,000	725,000

HEALTSOUTH Corp.:
LIBOR plus 3.25%, 8.58% **, 3/10/2013	1,250,000	1,260,938
LIBOR plus 4.5%, 9.83% **, 3/10/2007	1,750,000	1,765,312

Total Loan Participation (Cost $3,725,000)		3,751,250
	Shares	Value ($)

Preferred Stocks 0.0%
Paxson Communications Corp. 14.25% (PIK) (Cost $ 228,081)	923	199,895

Warrants 0.0%
Dayton Superior Corp. 144A*	95	0
DeCrane Aircraft Holdings, Inc. 144A*	1,350	0
Transmeridian Notes*	48,081	96,163
TravelCenters of America, Inc.*	345	43
XO Holdings, Inc. Series A*	1,900	855
XO Holdings, Inc. Series B*	1,425	570
XO Holdings, Inc. Series C*	1,425	356

Total Warrants (Cost $91,388)		97,987

Common Stocks 0.1%
Catalina Restaurant Group, Inc.*	3,870	1,935
GEO Specialty Chemicals, Inc. 144A*	2,206	1,655
GEO Specialty Chemicals, Inc.*	24,225	18,169
IMPSAT Fiber Networks, Inc.*	24,432	183,240
Intermet Corp.*	9,137	106,698
XO Holdings, Inc.*	950	3,752

Total Common Stocks (Cost $1,973,969)		315,449
Convertible Preferred Stocks 0.2%
Consumer Discretionary
Paxson Communications Corp.:
Series AI, 9.75%, (PIK)	6	42,150
144A, 9.75%, (PIK)	83	583,074
Total Convertible Preferred Stocks (Cost $618,175)		625,224
	Principal
	Amount ($) (a)	Value ($)

US Treasury Obligations 0.5%
US Treasury Bonds:
5.375%, 2/15/2031 (b)	1,260,000	1,326,347
6.25%, 8/15/2023 (b)	350,000	396,949
8.125%, 8/15/2021 (b)	150,000	198,516

Total US Treasury Obligations (Cost $1,951,904)		1,921,812
	Shares	Value ($)

Securities Lending Collateral 15.7%
Daily Assets Fund Institutional, 4.73% (c) (d) (Cost $61,304,084)	61,304,084	61,304,084

Cash Equivalents 0.4%
Cash Management QP Trust, 4.64% (e) (Cost $1,606,575)	1,606,575	1,606,575
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 451,988,491)	113.8	444,271,833
Other Assets and Liabilities, Net	(13.8)	(53,964,873)

Net Assets	100.0	390,306,960

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Security	Coupon %	Date	Amount ($)		Cost ($)	Value ($)
Adelphia Communications Corp.:
	7.75	1/15/2009	445,000	USD	282,975	262,550
	9.25	10/01/2002	515,000	USD	335,394	298,700
Congoleum Corp.	8.625	8/01/2008	1,200,000	USD	1,084,281	1,122,000
Grupo Iusacell SA de CV	10.0	7/15/2004	285,000	USD	182,087	247,950
Oxford Automotive, Inc.	12.0	10/15/2010	1,978,884	USD	1,510,657	29,683
Supercanal Holding SA	11.5	5/15/2005	100,000	USD	10,000	16,000
					3,405,394	1,976,883

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $60,160,227 which is 15.4% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
As of March 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	348,533	EUR	288,454	6/8/2006	2,502
EUR	242,000	USD	296,015	6/8/2006	1,512
EUR	113,457	USD	138,280	6/8/2006	208
Total unrealized appreciation					4,222

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	109,032	USD	132,436	6/8/2006	(251)
EUR	18,089	USD	21,637	6/8/2006	(377)
USD	97,854	EUR	80,051	6/8/2006	(435)
EUR	644,537	USD	774,715	6/8/2006	(9,658)
EUR	3,462,845	USD	4,150,395	6/8/2006	(63,732)
Total unrealized depreciation					(74,453)

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Income Allocation VIP

(formerly SVS II Scudder Conservative Income Strategy Portfolio)

	Shares	Value ($)

Equity Funds 25.8%
DWS Blue Chip VIP "A"	23,280	344,312
DWS Capital Growth VIP "A"	5,401	94,029
DWS Davis Venture Value VIP "A"	21,967	279,866
DWS Dreman High Return Equity VIP "A"	15,459	209,319
DWS Dreman Small Cap Value VIP "A"	10,976	230,614
DWS Global Opportunities VIP "A"	512	8,592
DWS Growth & Income VIP "A"	50,924	509,747
DWS International Select Equity VIP "A"	5,494	79,559
DWS International VIP "A"	12,675	152,230
DWS Janus Growth Opportunities VIP "A"	26,559	225,751
DWS Large Cap Value VIP "A"	28,908	469,463
DWS MFS Strategic Value VIP "A"	15,474	173,616
DWS Mid Cap Growth VIP "A"	4,858	61,405
DWS RREEF Real Estate Securities VIP "A"	5,212	98,828
DWS Salomon Aggressive Growth VIP "A"	4,505	41,667
DWS Small Cap Growth VIP "A"	10,805	162,719
DWS Templeton Foreign Value VIP "A"	10,064	122,679

Total Equity Funds (Cost $2,994,808)		3,264,396
Fixed Income Funds 55.0%
DWS Core Fixed Income VIP "A"	564,343	6,382,720
DWS Government & Agency Securities VIP "A"	481	5,661
DWS High Income VIP "A"	57,911	449,967
DWS Strategic Income VIP "A"	10,631	116,415

Total Fixed Income Funds (Cost $7,297,092)		6,954,763
Cash Equivalents 16.4%
Cash Management QP Trust, 4.64% (a) (Cost $2,070,422)	2,070,422	2,070,422
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 12,362,322)	97.2	12,289,581
Other Assets and Liabilities, Net	2.8	352,385

Net Assets	100.0	12,641,966

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS International Select Equity VIP

(formerly SVS II Scudder International Select Equity Portfolio)

	Shares	Value ($)

Common Stocks 97.2%
Belgium 2.0%
Umicore (Cost $5,327,844)	41,000	5,679,090
Brazil 3.1%
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	138,100	3,701,080
Petroleo Brasileiro SA (ADR)	59,800	5,182,866

(Cost $7,166,075)		8,883,946
Finland 6.2%
Fortum Oyj	211,000	5,323,679
Neste Oil Oyj* (a)	105,650	3,632,265
Nokia Oyj (a)	139,500	2,887,425
Nokian Renkaat Oyj (a)	352,200	6,210,135

(Cost $13,727,303)		18,053,504
France 11.7%
Axa	162,617	5,707,070
BNP Paribas SA	85,762	7,966,283
BNP Paribas SA (New)*	8,576	769,588
Pernod Ricard SA	30,169	5,780,181
Schneider Electric SA	54,083	5,839,655
Total SA	29,605	7,810,380

(Cost $26,461,600)		33,873,157
Germany 9.8%
Bayer AG	135,912	5,445,144
Commerzbank AG	153,620	6,121,083
E.ON AG	46,585	5,126,588
Fresenius Medical Care AG	31,400	3,751,934
Hypo Real Estate Holding AG	115,744	7,934,752

(Cost $17,724,903)		28,379,501
India 1.2%
ICICI Bank Ltd. (Cost $3,700,084)	268,000	3,588,665
Ireland 3.1%
Anglo Irish Bank Corp. PLC	255,700	4,214,231
CRH PLC	135,558	4,731,145

(Cost $5,294,132)		8,945,376
Italy 6.2%
Banca Intesa SpA	1,049,400	6,269,554
Banca Italease*	127,300	6,283,353
Capitalia SpA	646,000	5,370,384

(Cost $14,036,462)		17,923,291
Japan 21.9%
AEON Co., Ltd.	245,000	5,942,863
Canon, Inc.	107,800	7,134,767

Credit Saison Co., Ltd.	104,200	5,763,314
Daito Trust Construction Co., Ltd.	99,000	5,164,486
Mitsubishi Corp.	368,000	8,379,269
Mitsubishi UFJ Financial Group, Inc.	442	6,759,558
Mitsui Fudosan Co., Ltd.	274,000	6,297,111
Nidec Corp.	40,200	3,299,337
Nishi-Nippon City Bank Ltd.	832,000	4,538,182
Sega Sammy Holdings, Inc.	145,000	5,888,700
Toyota Motor Corp.	75,200	4,108,207

(Cost $43,686,639)		63,275,794
Korea 2.2%
Samsung Electronics Co., Ltd. (GDR), 144A (Cost $4,509,520)	19,990	6,531,732
Mexico 1.9%
Fomento Economico Mexicano SA de CV (ADR) (Cost $3,975,704)	58,700	5,380,442
Norway 3.4%
Aker Kvaerner ASA (a)	34,900	3,088,684
Norsk Hydro ASA	48,250	6,685,028

(Cost $8,990,869)		9,773,712
Russia 1.8%
Novolipetsk Steel (GDR) 144A*	110,970	2,252,691
OAO Gazprom (ADR) (REG S)	32,500	2,973,750

(Cost $3,864,168)		5,226,441
Sweden 0.6%
Assa Abloy AB "B" (Cost $1,755,781)	95,300	1,751,352
Switzerland 4.6%
Credit Suisse Group (Registered)	122,977	6,900,447
Roche Holding AG (Genusschein)	43,349	6,454,218

(Cost $7,934,632)		13,354,665
Turkey 0.9%
Turkcell Iletisim Hizmetleri AS (ADR) (Cost $2,818,522)	158,600	2,643,862
United Kingdom 16.6%
AstraZeneca PLC	54,967	2,769,489
GlaxoSmithKline PLC	304,554	7,963,434
Informa PLC	426,759	3,564,524
Kensington Group PLC	238,297	4,918,522
Prudential PLC	457,732	5,308,382
Rio Tinto PLC	105,722	5,367,168
Rolls-Royce Group PLC*	27,583,562	5,748,484
Royal Bank of Scotland Group PLC	142,265	4,629,514
Vodafone Group PLC	1,618,432	3,388,294
Whitbread PLC	220,712	4,547,893

(Cost $41,275,627)		48,205,704

Total Common Stocks (Cost $212,249,865)		281,470,234
Preferred Stocks 1.5%
Germany
Fresenius AG (Cost $3,696,415)	24,407	4,377,486

Securities Lending Collateral 6.0%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $17,419,570)		17,419,570	17,419,570
Cash Equivalents 0.8%
Cash Management QP Trust, 4.64% (d) (Cost $2,298,771)		2,298,771	2,298,771
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 235,664,621)		105.5	305,566,061
Other Assets and Liabilities, Net		(5.5)	(16,063,849)

Net Assets		100.0	289,502,212

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $16,609,257 which is 5.7% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At March 31, 2006, the DWS International Select Equity VIP had the following sector diversification:
Sector	Market Value ($)	As a % of Common And Preferred Stocks
Financials	99,339,993	34.7%
Industrials	33,625,398	11.8%
Energy	31,607,968	11.1%
Consumer Discretionary	30,309,934	10.6%
Health Care	25,316,561	8.9%
Materials	23,475,238	8.2%
Information Technology	19,853,261	6.9%
Consumer Staples	11,160,623	3.9%
Telecommunication Services	6,032,156	2.1%
Utilities	5,126,588	1.8%
Total	285,847,720	100.0%

Investment Portfolio                              as of March 31, 2006 (Unaudited)

DWS Janus Growth & Income VIP

(formerly SVS II Janus Growth and Income Portfolio)

	Shares	Value ($)

Common Stocks 93.7%
Consumer Discretionary 9.9%
Hotels Restaurants & Leisure 1.8%
Four Seasons Hotels Ltd. (a)	32,680	1,656,876
Harrah's Entertainment, Inc.	33,685	2,626,083

		4,282,959
Household Durables 0.6%
NVR, Inc.* (a)	1,950	1,440,953
Leisure Equipment & Products 1.2%
Marvel Entertainment, Inc.* (a)	141,887	2,854,766
Media 3.3%
British Sky Broadcasting Group PLC	444,341	4,168,787
Lamar Advertising Co. "A"* (a)	49,205	2,589,167
XM Satellite Radio Holdings, Inc. "A"*	60,000	1,336,200

		8,094,154
Specialty Retail 3.0%
Best Buy Co., Inc.	30,030	1,679,578
PETsMART, Inc.	90,380	2,543,293
Tiffany & Co.	81,245	3,049,937

		7,272,808
Consumer Staples 8.0%
Beverages 2.0%
PepsiCo, Inc.	84,067	4,858,232
Food & Staples Retailing 0.5%
Whole Foods Market, Inc.	20,000	1,328,800
Food Products 2.3%
Archer-Daniels-Midland Co.	65,460	2,202,729
Dean Foods Co.*	83,565	3,244,829

		5,447,558
Household Products 2.2%
Procter & Gamble Co.	90,710	5,226,710
Tobacco 1.0%
Altria Group, Inc.	35,300	2,501,358
Energy 17.0%
Energy Equipment & Services 1.2%
Halliburton Co.	38,330	2,798,856
Oil, Gas & Consumable Fuels 15.8%
Amerada Hess Corp.	23,055	3,283,032
Apache Corp.	20,495	1,342,628
EnCana Corp.	120,273	5,620,357
ExxonMobil Corp.	157,250	9,570,235
Kinder Morgan, Inc.	27,420	2,522,366
Petro-Canada	82,744	3,923,760

Suncor Energy, Inc.	104,203	7,997,358
Valero Energy Corp.	64,890	3,879,124

		38,138,860
Financials 8.5%
Banks 1.4%
US Bancorp.	112,657	3,436,039
Diversified Financial Services 7.1%
Citigroup, Inc.	159,708	7,543,009
Fannie Mae	92,065	4,732,141
JPMorgan Chase & Co.	114,180	4,754,455

		17,029,605
Health Care 13.7%
Biotechnology 2.4%
Genentech, Inc.*	45,000	3,802,950
Neurocrine Biosciences, Inc.* (a)	32,180	2,076,897

		5,879,847
Health Care Equipment & Supplies 0.5%
Align Technology, Inc.* (a)	120,340	1,103,518
Health Care Providers & Services 6.7%
Aetna, Inc.	115,140	5,657,980
Caremark Rx, Inc.*	58,080	2,856,374
UnitedHealth Group, Inc.	138,580	7,741,079

		16,255,433
Pharmaceuticals 4.1%
Roche Holding AG (Genusschein) (a)	40,806	6,075,591
Sanofi-Aventis (a)	40,103	3,815,006

		9,890,597
Industrials 8.8%
Aerospace & Defense 1.7%
Boeing Co.	52,470	4,088,987
Air Freight & Logistics 0.7%
United Parcel Service, Inc. "B"	20,750	1,647,135
Electrical Equipment 1.6%
Rockwell Automation, Inc. (a)	52,660	3,786,781
Industrial Conglomerates 3.6%
General Electric Co.	249,105	8,663,872
Road & Rail 1.2%
Canadian National Railway Co.	67,354	3,049,789
Information Technology 27.8%
Communications Equipment 2.5%
Cisco Systems, Inc.*	163,430	3,541,528
Nokia Oyj (ADR)	119,320	2,472,310

		6,013,838
Computers & Peripherals 3.6%
Apple Computer, Inc.*	18,000	1,128,960
EMC Corp.*	120,710	1,645,277
Hewlett-Packard Co.	122,180	4,019,722
SanDisk Corp.*	35,000	2,013,200

		8,807,159

Electronic Equipment & Instruments 3.4%
Samsung Electronics Co., Ltd. (GDR), 144A	25,065	8,189,989
Internet Software & Services 3.5%
Google, Inc. "A"*	10,500	4,095,000
Yahoo!, Inc.*	132,345	4,269,450

		8,364,450
Semiconductors & Semiconductor Equipment 8.8%
Advanced Micro Devices, Inc.*	343,330	11,384,823
Linear Technology Corp.	60,040	2,106,203
Maxim Integrated Products, Inc.	60,475	2,246,646
NVIDIA Corp.*	30,167	1,727,363
Spansion, Inc. "A"*	71,810	1,062,788
Texas Instruments, Inc.	82,430	2,676,502

		21,204,325
Software 6.0%
Electronic Arts, Inc.*	70,480	3,856,665
Microsoft Corp.	219,170	5,963,616
Oracle Corp.*	350,490	4,798,208

		14,618,489

Total Common Stocks (Cost $165,403,556)		226,275,867
Preferred Stocks 2.1%
Financials 1.2%
Diversified Financial Services
Merrill Lynch & Co., Inc. Series ECA, 144A, 20.0%	20,845	1,012,546
Merrill Lynch & Co., Inc. Series VLO, 144A, 19.04%	16,795	1,859,710

		2,872,256
Information Technology 0.9%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	4,350	2,227,383

Total Preferred Stocks (Cost $4,282,907)		5,099,639
Convertible Preferred Stock 4.1%
Energy 1.0%
Amerada Hess Corp., 7.00%	20,700	2,476,858
Financials 3.1%
Lehman Brothers Holdings, Inc. 18.55%	11,905	1,719,737
Lehman Brothers Holdings, Inc. 24.25%	94,161	1,724,088
Morgan Stanley, 7.25%	17,785	994,181
The Goldman Sachs Group, Inc., 8.50%	13,885	1,963,742
XL Capital Ltd., 6.50% (a)	43,500	964,830
		7,366,578

Total Convertible Preferred Stocks (Cost $8,259,910)		9,843,436
Securities Lending Collateral 8.2%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $19,937,861)	19,937,861	19,937,861
Cash Equivalents 0.2%
Cash Management QP Trust, 4.64% (d) (Cost $476,276)	476,276	476,276

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 198,360,510)	108.3	261,633,079
Other Assets and Liabilities, Net	(8.3)	(20,053,835)

Net Assets	100.0	241,579,244

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $19,083,906 which is 7.9% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
As of March 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
CHF	1,355,000	USD	1,088,179	6/28/2006	39,075
EUR	1,115,000	USD	1,379,879	6/28/2006	21,338
Total unrealized appreciation					60,413

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
CHF	925,000	USD	716,588	8/10/2006	(2,748)
EUR	200,000	USD	237,920	5/11/2006	(5,059)
Total unrealized depreciation					(7,807)

Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
USD	United States Dollar

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Janus Growth Opportunities VIP

(formerly SVS II Janus Growth Opportunities Portfolio)

	Shares	Value ($)

Common Stocks 99.4%
Consumer Discretionary 16.9%
Automobiles 1.8%
Harley-Davidson, Inc.	53,140	2,756,903
Diversified Consumer Services 0.7%
Apollo Group, Inc. "A"*	20,830	1,093,783
Hotels Restaurants & Leisure 2.9%
Starbucks Corp.*	116,750	4,394,470
Internet & Catalog Retail 1.9%
IAC/InterActiveCorp.*	100,515	2,962,177
Media 1.8%
XM Satellite Radio Holdings, Inc. "A"*	123,350	2,747,005
Specialty Retail 5.3%
Home Depot, Inc.	120,200	5,084,460
Staples, Inc.	121,320	3,096,086

		8,180,546
Textiles, Apparel & Luxury Goods 2.5%
NIKE, Inc. "B"	45,335	3,858,009
Consumer Staples 7.2%
Beverages 3.3%
PepsiCo, Inc.	87,530	5,058,359
Food & Staples Retailing 1.2%
Sysco Corp.	55,610	1,782,300
Household Products 2.7%
Procter & Gamble Co.	73,210	4,218,360
Energy 8.2%
Energy Equipment & Services 1.5%
Halliburton Co.	31,490	2,299,400
Oil, Gas & Consumable Fuels 6.7%
ExxonMobil Corp.	61,930	3,769,060
Occidental Petroleum Corp.	71,020	6,580,003

		10,349,063
Financials 6.7%
Consumer Finance 3.9%
American Express Co.	114,990	6,042,725
Diversified Financial Services 2.8%
Fannie Mae	84,220	4,328,908
Health Care 22.5%
Biotechnology 4.1%
Amgen, Inc.*	53,645	3,902,674
Genentech, Inc.*	28,435	2,403,042

		6,305,716

Health Care Equipment & Supplies 5.7%
Alcon, Inc.	13,735	1,432,011
Boston Scientific Corp.*	74,110	1,708,236
Medtronic, Inc.	110,280	5,596,710

		8,736,957
Health Care Providers & Services 7.6%
Caremark Rx, Inc.*	51,280	2,521,950
Coventry Health Care, Inc.*	63,130	3,407,757
UnitedHealth Group, Inc.	104,395	5,831,505

		11,761,212
Pharmaceuticals 5.1%
Eli Lilly & Co.	31,305	1,731,166
Johnson & Johnson	44,960	2,662,531
Sanofi-Aventis (ADR)	73,295	3,477,848

		7,871,545
Industrials 5.9%
Air Freight & Logistics 1.5%
FedEx Corp.	20,135	2,274,047
Industrial Conglomerates 4.4%
General Electric Co.	197,125	6,856,007
Information Technology 29.9%
Communications Equipment 6.8%
Cisco Systems, Inc.*	132,475	2,870,733
Motorola, Inc.	168,055	3,850,140
QUALCOMM, Inc.	75,000	3,795,750

		10,516,623
Computers & Peripherals 5.7%
Dell, Inc.*	23,705	705,461
Research In Motion Ltd.*	94,275	8,002,062

		8,707,523
Electronic Equipment & Instruments 2.8%
Samsung Electronics Co., Ltd. (GDR), 144A	13,094	4,278,465
Internet Software & Services 5.2%
Google, Inc. "A"*	6,015	2,345,850
Yahoo!, Inc.*	176,270	5,686,470

		8,032,320
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.*	121,765	4,037,727
Texas Instruments, Inc.	98,795	3,207,874

		7,245,601
Software 4.7%
Microsoft Corp.	169,515	4,612,503
SAP AG (ADR)	48,855	2,653,804

		7,266,307
Materials 2.1%
Metals & Mining
Rio Tinto PLC (ADR)	15,340	3,175,380

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 123,922,943)	99.4	153,099,711
Other Assets and Liabilities, Net	0.6	924,556

Net Assets	100.0	154,024,267

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Large Cap Value VIP

(formerly SVS II Scudder Large Cap Value Portfolio)

	Shares	Value ($)

Common Stocks 96.7%
Consumer Discretionary 2.6%
Specialty Retail
Limited Brands, Inc.	125,500	3,069,730
TJX Companies, Inc.	206,400	5,122,848

		8,192,578
Consumer Staples 5.6%
Food Products 2.4%
General Mills, Inc.	77,700	3,937,836
Unilever NV (NY Shares)	52,500	3,634,050

		7,571,886
Household Products 3.2%
Colgate-Palmolive Co.	103,000	5,881,300
Kimberly-Clark Corp.	70,300	4,063,340

		9,944,640
Energy 16.0%
Energy Equipment & Services 3.0%
Baker Hughes, Inc.	23,800	1,627,920
BJ Services Co.	121,700	4,210,820
Halliburton Co.	49,000	3,577,980

		9,416,720
Oil, Gas & Consumable Fuels 13.0%
BP PLC (ADR)	58,044	4,001,554
Chevron Corp.	173,200	10,040,404
ConocoPhillips	120,900	7,634,835
ExxonMobil Corp.	220,000	13,389,200
Marathon Oil Corp.	71,200	5,423,304

		40,489,297
Financials 29.8%
Banks 13.9%
AmSouth Bancorp.	154,200	4,171,110
Bank of America Corp.	216,426	9,856,040
PNC Financial Services Group, Inc.	43,000	2,894,330
SunTrust Banks, Inc.	58,000	4,220,080
US Bancorp.	164,700	5,023,350
Wachovia Corp.	109,600	6,143,080
Washington Mutual, Inc.	87,700	3,737,774
Wells Fargo & Co.	119,600	7,638,852

		43,684,616
Capital Markets 3.9%
Bear Stearns Companies, Inc.	22,300	3,093,010
Merrill Lynch & Co., Inc.	42,200	3,323,672
Morgan Stanley	91,000	5,716,620

		12,133,302

Diversified Financial Services 6.8%
Citigroup, Inc.	203,900	9,630,197
Freddie Mac	79,000	4,819,000
JPMorgan Chase & Co.	165,700	6,899,748

		21,348,945
Insurance 5.2%
AFLAC, Inc.	79,100	3,569,783
Allstate Corp.	69,000	3,595,590
American International Group, Inc.	137,000	9,054,330

		16,219,703
Health Care 8.6%
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	86,800	3,368,708
Pharmaceuticals 7.5%
Abbott Laboratories	172,300	7,317,581
Johnson & Johnson	84,900	5,027,778
Mylan Laboratories, Inc.	81,300	1,902,420
Pfizer, Inc.	222,200	5,537,224
Wyeth	75,400	3,658,408

		23,443,411
Industrials 8.4%
Aerospace & Defense 3.3%
Honeywell International, Inc.	65,800	2,814,266
L-3 Communications Holdings, Inc.	36,800	3,157,072
United Technologies Corp.	75,700	4,388,329

		10,359,667
Building Products 0.5%
Masco Corp.	50,700	1,647,243
Industrial Conglomerates 1.5%
General Electric Co.	133,600	4,646,608
Machinery 3.1%
Dover Corp.	85,100	4,132,456
Ingersoll-Rand Co., Ltd. "A"	128,900	5,386,731

		9,519,187
Information Technology 15.1%
Communications Equipment 3.8%
Cisco Systems, Inc.*	186,600	4,043,622
Nokia Oyj (ADR)	371,200	7,691,264

		11,734,886
Computers & Peripherals 4.1%
Hewlett-Packard Co.	193,197	6,356,181
International Business Machines Corp.	78,200	6,449,154

		12,805,335
IT Consulting & Services 1.0%
Automatic Data Processing, Inc.	70,100	3,202,168
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	118,100	4,522,049
Applied Materials, Inc.	224,000	3,922,240
Intel Corp.	288,800	5,588,280
Texas Instruments, Inc.	50,400	1,636,488

		15,669,057

Software 1.2%
Microsoft Corp.	142,800	3,885,588
Materials 4.1%
Chemicals 2.9%
Air Products & Chemicals, Inc.	57,500	3,863,425
E.I. du Pont de Nemours & Co.	127,800	5,394,438

		9,257,863
Containers & Packaging 1.2%
Sonoco Products Co.	108,500	3,674,895
Telecommunication Services 3.9%
Diversified Telecommunication Services
AT&T, Inc.	193,600	5,234,944
Verizon Communications, Inc.	202,900	6,910,774

		12,145,718
Utilities 2.6%
Electric Utilities
FPL Group, Inc.	98,900	3,969,846
Southern Co.	130,300	4,269,931

		8,239,777

Total Common Stocks (Cost $255,152,721)		302,601,798
Cash Equivalents 3.5%
Cash Management QP Trust, 4.64% (a) (Cost $10,882,447)	10,882,447	10,882,447
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 266,035,168)	100.2	313,484,245
Other Assets and Liabilities, Net	(0.2)	(638,906)

Net Assets	100.0	312,845,339

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Mercury Large Cap Core VIP

(formerly SVS II Scudder Mercury Large Cap Core Portfolio)

	Shares	Value ($)

Common Stocks 100.1%
Consumer Discretionary 9.2%
Auto Components 0.7%
Goodyear Tire & Rubber Co.*	2,985	43,223
Automobiles 0.4%
Harley-Davidson, Inc.	445	23,087
Hotels Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	1,580	64,827
Starbucks Corp.*	555	20,890

		85,717
Household Durables 1.3%
Harman International Industries, Inc.	630	70,012
Ryland Group, Inc.	135	9,369

		79,381
Multiline Retail 2.1%
J.C. Penney Co., Inc.	1,160	70,076
Nordstrom, Inc.	1,675	65,626

		135,702
Specialty Retail 3.2%
AutoNation, Inc.*	780	16,809
Circuit City Stores, Inc.	2,610	63,893
Office Depot, Inc.*	1,840	68,521
Staples, Inc.	2,130	54,358

		203,581
Textiles, Apparel & Luxury Goods 0.1%
Polo Ralph Lauren Corp.	100	6,061
Consumer Staples 2.6%
Food & Staples Retailing 0.8%
Kroger Co.*	2,510	51,104
Food Products 1.1%
Archer-Daniels-Midland Co.	2,115	71,170
Household Products 0.5%
Procter & Gamble Co.	510	29,386
Tobacco 0.2%
Altria Group, Inc.	185	13,109
Energy 16.1%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.	480	68,352
Anadarko Petroleum Corp.	755	76,263
Apache Corp.	855	56,011
Chevron Corp.	150	8,695
ConocoPhillips	1,520	95,988
Devon Energy Corp.	1,280	78,298

ExxonMobil Corp.	3,375	205,402
Kerr-McGee Corp.	570	54,424
Marathon Oil Corp.	1,050	79,978
Occidental Petroleum Corp.	865	80,142
Pioneer Natural Resources Co.	1,545	68,366
Sunoco, Inc.	880	68,262
Tesoro Corp.	1,050	71,757

		1,011,938
Financials 13.8%
Banks 0.6%
Bank of America Corp.	865	39,392
Capital Markets 6.0%
Bear Stearns Companies, Inc.	185	25,659
Charles Schwab Corp.	3,020	51,974
Janus Capital Group, Inc.	1,840	42,633
Lehman Brothers Holdings, Inc.	570	82,382
Morgan Stanley	1,250	78,525
The Goldman Sachs Group, Inc.	605	94,961

		376,134
Diversified Financial Services 1.0%
Citigroup, Inc.	1,170	55,259
JPMorgan Chase & Co.	185	7,704

		62,963
Insurance 6.2%
American International Group, Inc.	205	13,548
Aon Corp.	1,675	69,529
MetLife, Inc.	1,180	57,077
Prudential Financial, Inc.	1,050	79,601
Safeco Corp.	745	37,407
The St. Paul Travelers Companies, Inc.	1,475	61,640
UnumProvident Corp.	2,255	46,182
W.R. Berkley Corp.	417	24,211

		389,195
Health Care 17.2%
Biotechnology 2.6%
Amgen, Inc.*	1,445	105,124
Applera Corp. - Applied Biosystems Group	1,115	30,261
Techne Corp.*	480	28,867

		164,252
Health Care Equipment & Supplies 1.5%
Becton, Dickinson & Co.	780	48,032
Dade Behring Holdings, Inc.	1,055	37,674
Varian Medical Systems, Inc.*	130	7,301

		93,007
Health Care Providers & Services 9.6%
Aetna, Inc.	1,520	74,693
AmerisourceBergen Corp.	1,465	70,716
Cardinal Health, Inc.	845	62,969
Caremark Rx, Inc.*	1,380	67,868
CIGNA Corp.	475	62,044
Express Scripts, Inc.*	780	68,562
Humana, Inc.*	1,040	54,756

McKesson Corp.	1,335	69,594
WellPoint, Inc.*	955	73,946

		605,148
Pharmaceuticals 3.5%
Allergan, Inc.	570	61,845
Johnson & Johnson	440	26,057
King Pharmaceuticals, Inc.*	2,185	37,691
Pfizer, Inc.	3,730	92,952

		218,545
Industrials 11.2%
Aerospace & Defense 2.6%
Lockheed Martin Corp.	1,000	75,130
Northrop Grumman Corp.	35	2,390
Precision Castparts Corp.	645	38,313
Raytheon Co.	1,110	50,883

		166,716
Airlines 1.1%
AMR Corp.*	2,535	68,572
Commercial Services & Supplies 1.8%
Corporate Executive Board Co.	370	37,333
Waste Management, Inc.	2,095	73,953

		111,286
Electrical Equipment 0.8%
Rockwell Automation, Inc.	745	53,573
Industrial Conglomerates 1.8%
General Electric Co.	3,180	110,600
Machinery 1.5%
Cummins, Inc.	605	63,586
Joy Global, Inc.	482	28,809

		92,395
Road & Rail 1.1%
CSX Corp.	1,215	72,657
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co. "A"	540	29,171
Information Technology 26.0%
Communications Equipment 4.2%
Cisco Systems, Inc.*	5,810	125,903
Motorola, Inc.	3,785	86,714
Tellabs, Inc.*	3,040	48,336

		260,953
Computers & Peripherals 4.4%
Dell, Inc.*	2,355	70,085
Hewlett-Packard Co.	3,200	105,280
NCR Corp.*	1,195	49,939
Western Digital Corp.*	2,720	52,849

		278,153
Electronic Equipment & Instruments 0.5%
Jabil Circuit, Inc.*	790	33,859
IT Consulting & Services 2.3%
CheckFree Corp.*	965	48,733
Computer Sciences Corp.*	1,195	66,382

Sabre Holdings Corp.	1,175	27,648

		142,763
Office Electronics 1.1%
Xerox Corp.*	4,505	68,476
Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc.*	110	3,648
Broadcom Corp. "A"*	715	30,859
Intersil Corp. "A"	2,095	60,587
Lam Research Corp.*	1,300	55,900
LSI Logic Corp.*	5,110	59,072
Microchip Technology, Inc.	1,065	38,660
National Semiconductor Corp.	410	11,414
NVIDIA Corp.*	1,380	79,019
Texas Instruments, Inc.	2,720	88,318

		427,477
Software 6.7%
BEA Systems, Inc.*	5,440	71,427
BMC Software, Inc.*	2,020	43,753
CA, Inc.	1,140	31,020
Citrix Systems, Inc.*	1,840	69,736
Compuware Corp.*	2,060	16,130
Intuit, Inc.*	1,285	68,349
Microsoft Corp.	2,130	57,957
Red Hat, Inc.*	2,315	64,774

		423,146
Materials 2.8%
Chemicals 0.0%
Tronox, Inc. "B"*	115	1,953
Metals & Mining 2.8%
Allegheny Technologies, Inc.	220	13,459
Freeport-McMoRan Copper & Gold, Inc. "B"	1,305	78,000
Nucor Corp.	770	80,688

		172,147
Telecommunication Services 1.1%
Diversified Telecommunication Services
Qwest Communications International, Inc.*	10,070	68,476
Utilities 0.1%
Multi-Utilities
CMS Energy Corp.*	695	9,000

Total Common Stocks (Cost $5,485,660)		6,293,468
Cash Equivalents 0.9%
Cash Management QP Trust, 4.64% (a) (Cost $53,993)	53,993	53,993
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 5,539,653)	101.0	6,347,461
Other Assets and Liabilities, Net	(1.0)	(60,077)

Net Assets	100.0	6,287,384

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS MFS Strategic Value VIP

(formerly SVS II MFS Strategic Value Portfolio)

	Shares	Value ($)

Common Stocks 99.5%
Consumer Discretionary 11.9%
Hotels Restaurants & Leisure 0.7%
International Game Technology	11,800	415,596
Leisure Equipment & Products 1.7%
Mattel, Inc.	57,670	1,045,557
Media 4.0%
CBS Corp. "B"	65,147	1,562,225
Knight Ridder, Inc.	7,750	489,878
New York Times Co. "A"	16,440	416,096

		2,468,199
Multiline Retail 0.9%
Family Dollar Stores, Inc.	21,630	575,358
Specialty Retail 4.6%
OfficeMax, Inc.	39,120	1,180,250
The Gap, Inc.	91,860	1,715,945

		2,896,195
Consumer Staples 4.1%
Beverages 0.6%
Molson Coors Brewing Co. "B"	5,240	359,569
Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	21,820	1,030,777
Personal Products 1.8%
Alberto-Culver Co.	7,090	313,590
Estee Lauder Companies, Inc. "A"	21,920	815,205

		1,128,795
Energy 8.6%
Energy Equipment & Services 4.6%
GlobalSantaFe Corp.	21,720	1,319,490
Noble Corp.	18,870	1,530,357

		2,849,847
Oil, Gas & Consumable Fuels 4.0%
Apache Corp.	14,550	953,170
Devon Energy Corp.	25,270	1,545,766

		2,498,936
Financials 22.9%
Banks 7.1%
Bank of America Corp.	56,808	2,587,036
PNC Financial Services Group, Inc.	27,240	1,833,525

		4,420,561
Capital Markets 5.9%
Mellon Financial Corp.	64,710	2,303,676

Merrill Lynch & Co., Inc.	17,160	1,351,522

		3,655,198
Diversified Financial Services 4.9%
JPMorgan Chase & Co.	72,520	3,019,733
Insurance 5.0%
Allstate Corp.	27,980	1,458,038
Conseco, Inc.*	65,680	1,630,177

		3,088,215
Health Care 10.9%
Health Care Providers & Services 2.1%
Tenet Healthcare Corp.*	175,280	1,293,566
Pharmaceuticals 8.8%
Merck & Co., Inc.	78,020	2,748,645
Wyeth	56,350	2,734,102

		5,482,747
Industrials 7.4%
Building Products 3.3%
Masco Corp.	63,300	2,056,617
Industrial Conglomerates 3.5%
Tyco International Ltd.	81,640	2,194,483
Machinery 0.6%
Pall Corp.	11,300	352,447
Information Technology 18.2%
Communications Equipment 4.3%
Nortel Networks Corp.*	873,270	2,663,474
Computers & Peripherals 4.3%
Dell, Inc.*	21,500	639,840
Diebold, Inc.	5,730	235,503
Sun Microsystems, Inc.*	350,660	1,798,886

		2,674,229
Software 9.6%
Compuware Corp.*	159,360	1,247,789
Oracle Corp.*	106,480	1,457,711
Symantec Corp.*	193,780	3,261,317

		5,966,817
Materials 4.3%
Containers & Packaging 2.9%
Owens-Illinois, Inc.*	104,770	1,819,855
Paper & Forest Products 1.4%
Bowater, Inc.	29,270	865,807
Telecommunication Services 9.8%
Diversified Telecommunication Services 5.2%
Verizon Communications, Inc.	93,510	3,184,950
Wireless Telecommunication Services 4.6%
Sprint Nextel Corp.	110,370	2,851,961
Utilities 1.4%
Electric Utilities 1.0%
FPL Group, Inc.	16,010	642,641

Independent Power Producers & Energy Traders 0.4%
Constellation Energy Group	4,060	222,123

Total Common Stocks (Cost $56,433,374)		61,724,253
Cash Equivalents 1.5%
Cash Management QP Trust, 4.64% (a) (Cost $961,914)	961,914	961,914
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 57,395,288)	101.0	62,686,167
Other Assets and Liabilities, Net	(1.0)	(650,888)

Net Assets	100.0	62,035,279

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Mid Cap Growth VIP

(formerly SVS II Scudder Mid Cap Growth Portfolio)

	Shares	Value ($)

Common Stocks 96.9%
Consumer Discretionary 21.1%
Hotels Restaurants & Leisure 6.1%
P.F. Chang's China Bistro, Inc.* (a)	28,270	1,393,429
Station Casinos, Inc. (a)	18,920	1,501,680
The Cheesecake Factory, Inc.*	38,920	1,457,554

		4,352,663
Household Durables 2.0%
Jarden Corp.* (a)	43,260	1,421,091
Specialty Retail 5.1%
Chico's FAS, Inc.*	48,970	1,990,141
Urban Outfitters, Inc.*	68,900	1,690,806

		3,680,947
Textiles, Apparel & Luxury Goods 7.9%
Coach, Inc.*	56,600	1,957,228
Polo Ralph Lauren Corp. (a)	39,040	2,366,214
Quicksilver, Inc.*	97,860	1,356,340

		5,679,782
Consumer Staples 1.0%
Personal Products
Herbalife Ltd.* (a)	21,400	722,678
Energy 11.1%
Energy Equipment & Services 4.4%
BJ Services Co.	19,950	690,270
Noble Corp.	17,870	1,449,257
Rowan Companies, Inc.	23,050	1,013,278

		3,152,805
Oil, Gas & Consumable Fuels 6.7%
Peabody Energy Corp.	43,240	2,179,729
Southwestern Energy Co.*	22,900	737,151
Ultra Petroleum Corp.*	29,730	1,852,476

		4,769,356
Financials 10.1%
Capital Markets
Affiliated Managers Group, Inc.* (a)	22,410	2,389,130
E*TRADE Financial Corp.*	86,010	2,320,550
Legg Mason, Inc.	10,830	1,357,324
Nuveen Investments "A" (a)	23,900	1,150,785

		7,217,789
Health Care 20.9%
Biotechnology 5.1%
Celgene Corp.*	33,380	1,476,064

Genzyme Corp.*	17,840	1,199,205
Invitrogen Corp.*	13,410	940,443

		3,615,712
Health Care Equipment & Supplies 4.3%
C.R. Bard, Inc.	18,040	1,223,292
Fisher Scientific International, Inc.*	19,410	1,320,851
Mentor Corp.	12,400	561,844

		3,105,987
Health Care Providers & Services 11.5%
AMERIGROUP Corp.* (a)	70,480	1,482,899
Cerner Corp.* (a)	30,000	1,423,500
Community Health Systems, Inc.*	26,010	940,262
Coventry Health Care, Inc.*	28,180	1,521,156
DaVita, Inc.*	26,760	1,611,220
Omnicare, Inc. (a)	22,650	1,245,523

		8,224,560
Industrials 9.1%
Electrical Equipment 2.4%
Roper Industries, Inc.	34,850	1,694,755
Machinery 6.7%
Joy Global, Inc.	24,690	1,475,721
Oshkosh Truck Corp.	30,580	1,903,299
Terex Corp.*	17,940	1,421,566

		4,800,586
Information Technology 22.3%
Communications Equipment 1.5%
Comverse Technologies, Inc.*	46,890	1,103,322
Computers & Peripherals 1.6%
NCR Corp.*	26,720	1,116,629
Electronic Equipment & Instruments 3.2%
Cogent, Inc.* (a)	59,200	1,085,728
Molex, Inc. "A"	39,490	1,173,643

		2,259,371
Internet Software & Services 2.1%
Akamai Technologies, Inc.* (a)	46,700	1,535,963
IT Consulting & Services 1.0%
Cognizant Technology Solutions Corp. "A"*	12,650	752,548
Semiconductors & Semiconductor Equipment 5.1%
Broadcom Corp. "A"*	40,560	1,750,570
MEMC Electronic Materials, Inc.*	51,200	1,890,304

		3,640,874
Software 7.8%
Activision, Inc.*	88,743	1,223,766
Business Objects SA (ADR)* (a)	36,430	1,328,602
NAVTEQ Corp.*	29,900	1,514,435
Salesforce.com, Inc.* (a)	42,050	1,527,676

		5,594,479
Telecommunication Services 1.3%
Wireless Telecommunication Services
NII Holdings, Inc.*	15,860	935,264

Total Common Stocks (Cost $50,184,191)		69,377,161

Securities Lending Collateral 23.6%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $16,915,058)	16,915,058	16,915,058
Cash Equivalents 3.7%
Cash Management QP Trust, 4.64% (d) (Cost $2,615,273)	2,615,273	2,615,273
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 69,714,522)	124.2	88,907,492
Other Assets and Liabilities, Net	(24.2)	(17,319,656)

Net Assets	100.0	71,587,836

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $16,675,846 which is 23.3% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Moderate Allocation VIP

(formerly SVS II Scudder Growth & Income Strategy Portfolio)

	Shares	Value ($)

Equity Funds 60.5%
DWS Blue Chip VIP "A"	840,830	12,435,869
DWS Capital Growth VIP "A"	324,523	5,649,951
DWS Davis Venture Value VIP "A"	757,155	9,646,159
DWS Dreman High Return Equity VIP "A"	424,842	5,752,362
DWS Dreman Small Cap Value VIP "A"	365,044	7,669,578
DWS Global Opportunities VIP "A"	5,445	91,363
DWS Growth & Income VIP "A"	1,692,230	16,939,227
DWS International Select Equity VIP "A"	158,815	2,299,635
DWS International VIP "A"	391,490	4,701,799
DWS Janus Growth Opportunities VIP "A"	1,045,196	8,884,162
DWS Large Cap Value VIP "A"	966,534	15,696,512
DWS MFS Strategic Value VIP "A"	647,228	7,261,898
DWS Mid Cap Growth VIP "A"	61,155	772,998
DWS RREEF Real Estate Securities VIP "A"	215,893	4,093,328
DWS Salomon Aggressive Growth VIP "A"	90,482	836,955
DWS Small Cap Growth VIP "A"	362,420	5,458,050
DWS Templeton Foreign Value VIP "A"	269,314	3,282,943

Total Equity Funds (Cost $102,725,612)		111,472,789
Fixed Income Funds 27.6%
DWS Core Fixed Income VIP "A"	3,975,788	44,966,158
DWS Government & Agency Securities VIP "A"	141,956	1,670,817
DWS High Income VIP "A"	437,579	3,399,989
DWS Strategic Income VIP "A"	78,974	864,761

Total Fixed Income Funds (Cost $53,265,967)		50,901,725
Cash Equivalents 9.7%
Cash Management QP Trust, 4.64% (a) (Cost $17,919,000)	17,919,000	17,919,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 173,910,579)	97.8	180,293,514
Other Assets and Liabilities, Net	2.2	4,073,239

Net Assets	100.0	184,366,753

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Money Market VIP

(formerly SVS II Scudder Money Market Portfolio)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 19.8%
Banco Bilbao Vizcaya Argentari SA, 4.98%, 9/1/2006	3,000,000	2,999,531
Bank of Tokyo-Mitsubishi-UFJ Ltd., 4.8%, 5/1/2006	9,000,000	9,000,000
Calyon, 4.75%, 10/24/2006	6,000,000	6,000,000
HBOS Treasury Services PLC:
3.8%, 7/10/2006	3,000,000	3,000,000
4.56%, 4/19/2006	11,500,000	11,500,000
Natexis Banque Populaires, 5.0%, 2/8/2007	3,700,000	3,700,000
Norinchukin Bank:
4.8%, 5/10/2006	9,000,000	9,000,000
4.83%, 5/2/2006	5,500,000	5,500,000
Toronto Dominion Bank:
3.75%, 5/16/2006	3,000,000	2,999,964
4.43%, 4/4/2006	3,000,000	2,999,909
UniCredito Italiano SpA, 3.8%, 6/15/2006	3,000,000	3,000,000

Total Certificates of Deposit and Bank Notes (Cost $59,699,404)		59,699,404
Commercial Paper** 29.6%
Cancara Asset Securitization LLC, 4.51% , 4/18/2006	2,549,000	2,543,571
Davis Square Funding VI Corp., 4.81%, 5/4/2006	6,000,000	5,973,545
Giro Funding US Corp., 4.8%, 5/10/2006	14,000,000	13,927,200
Greyhawk Funding LLC, 4.735%, 5/10/2006	12,000,000	11,938,445
HSBC Finance Corp., 4.9%, 4/3/2006	14,000,000	13,996,189
Natexis US Finance Company LLC, 4.65%, 7/24/2006	6,000,000	5,911,650
Nieuw Amsterdam Receivables Corp., 4.775%, 4/24/2006	14,000,000	13,957,290
Perry Global Funding LLC, Series A, 4.75%, 5/12/2006	12,000,000	11,935,084
Verizon Communications, Inc., 4.82%, 5/9/2006	9,000,000	8,954,210

Total Commercial Paper (Cost $89,137,184)		89,137,184
US Government Sponsored Agencies 2.0%
Federal National Mortgage Association:
4.0%, 8/8/2006	3,000,000	3,000,000
4.03%, 7/21/2006	3,000,000	3,000,000

Total US Government Sponsored Agencies (Cost $6,000,000)		6,000,000
Funding Agreements 4.0%
New York Life Insurance Co., 3.994% *, 9/19/2006 (Cost $12,000,000)	12,000,000	12,000,000
Promissory Notes 3.0%
The Goldman Sachs Group, Inc., 4.64% *, 11/10/2006 (Cost $9,000,000)	9,000,000	9,000,000
Short Term Notes* 25.6%
American Express Credit Corp., 4.651%, 1/9/2007	6,000,000	5,999,506
American Honda Finance Corp., 4.895%, 6/22/2006	2,000,000	2,000,000
BNP Paribas, 4.788%, 10/26/2006	3,000,000	3,000,000
Canadian Imperial Bank of Commerce, 4.9%, 12/4/2006	6,000,000	6,002,971
CIT Group, Inc., 4.949%, 2/15/2007	9,000,000	9,015,660

Greenwich Capital Holdings, 4.736%, 6/20/2006	11,000,000	11,000,000
International Business Machine Corp., 4.68%, 12/15/2006	3,000,000	3,000,000
Links Finance LLC, 4.731%, 5/22/2006	6,000,000	5,999,914
M&I Marshall & Ilsley Bank, 4.729%, 4/13/2007	4,000,000	4,000,000
Merrill Lynch & Co., Inc., 4.71%, 5/5/2006	3,000,000	3,000,225
Northern Rock PLC, 4.66%, 2/5/2007	3,000,000	3,000,000
Skandinaviska Enskilda Banken, 4.766%, 7/18/2006	3,000,000	3,000,000
Tango Finance Corp., 144A, 4.711%, 9/18/2006	15,000,000	14,999,813
UniCredito Italiano Bank (Ireland) PLC, 4.701%, 3/9/2007	3,000,000	3,000,000

Total Short Term Notes (Cost $77,018,089)		77,018,089
Time Deposit 4.6%
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 4.88%, 4/3/2006	5,000,000	5,000,000
Societe Generale, 4.88%, 4/3/2006	9,000,000	9,000,000

Total Time Deposit (Cost $14,000,000)		14,000,000
Repurchase Agreements 11.4%
BNP Paribas, 4.86%, dated 3/31/2006, to be repurchased at $33,013,365 on 4/3/2006 (a)	33,000,000	33,000,000
State Street Bank & Trust Co., 4.23%, dated 3/31/2006, to be repurchased at $1,386,489 on 4/3/2006 (b)	1,386,000	1,386,000

Total Repurchase Agreements (Cost $34,386,000)		34,386,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 301,240,677)	100.0	301,240,677
Other Assets and Liabilities, Net	0.0	(89,612)

Net Assets	100.0	301,151,065

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

**		Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
27,797,769	Federal National Mortgage Association	4.0-6.0	2/1/2034-2/1/2036	21,001,432
12,188,782	Federal Home Loan Mortgage Corp.	6.0	3/1/2036	12,658,568

Total Collateral Value 33,660,000

(b)	Collateralized by $1,150,000 US Treasury Bond, 7.5%, maturing on 11/15/2016 with a value of $1,419,591.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Oak Strategic Equity VIP

(formerly SVS II Oak Strategic Equity Portfolio)

	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 3.1%
Internet & Catalog Retail
Amazon.com, Inc.* (a)	62,000	2,263,620
Energy 2.8%
Energy Equipment & Services
Baker Hughes, Inc.	30,000	2,052,000
Financials 11.5%
Capital Markets 7.2%
Charles Schwab Corp.	302,400	5,204,304
Diversified Financial Services 4.3%
Citigroup, Inc.	65,800	3,107,734
Health Care 22.2%
Biotechnology 7.4%
Affymetrix, Inc.* (a)	57,000	1,877,010
Amgen, Inc.*	47,300	3,441,075

		5,318,085
Health Care Equipment & Supplies 4.4%
Medtronic, Inc.	63,000	3,197,250
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc.	31,000	1,731,660
Pharmaceuticals 8.0%
Pfizer, Inc.	96,200	2,397,304
Teva Pharmaceutical Industries Ltd. (ADR)	83,000	3,417,940

		5,815,244
Industrials 9.2%
Electrical Equipment 3.4%
Rockwell Automation, Inc. (a)	34,000	2,444,940
Machinery 5.8%
Caterpillar, Inc.	58,400	4,193,704
Information Technology 50.9%
Communications Equipment 15.7%
Cisco Systems, Inc.*	204,600	4,433,682
Juniper Networks, Inc.*	134,900	2,579,288
QUALCOMM, Inc.	86,600	4,382,826

		11,395,796
Computers & Peripherals 2.1%
Avid Technology, Inc.* (a)	35,000	1,521,100
Internet Software & Services 9.3%
eBay, Inc.*	101,200	3,952,872

Google, Inc. "A"*	7,200	2,808,000

		6,760,872
IT Consulting & Services 5.6%
Cognizant Technology Solutions Corp. "A"*	67,500	4,015,575
Semiconductors & Semiconductor Equipment 13.3%
Applied Materials, Inc.	193,400	3,386,434
Linear Technology Corp.	93,100	3,265,948
Maxim Integrated Products, Inc.	80,950	3,007,292

		9,659,674
Software 4.9%
Electronic Arts, Inc.*	65,000	3,556,800

Total Common Stocks (Cost $62,380,971)		72,238,358
Securities Lending Collateral 10.3%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $7,467,861)	7,467,861	7,467,861
Cash Equivalents 0.5%
Cash Management QP Trust, 4.64% (d) (Cost $364,025)	364,025	364,025
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 70,212,857)	110.5	80,070,244
Other Assets and Liabilities, Net	(10.5)	(7,588,270)

Net Assets	100.0	72,481,976

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $7,295,901 which is 10.1% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Salomon Aggressive Growth VIP

(formerly SVS II Scudder Salomon Aggressive Growth Portfolio)

	Shares	Value ($)

Common Stocks 94.1%
Consumer Discretionary 15.5%
Media 15.1%
Cablevision Systems Corp. (New York Group) "A"*	49,000	1,308,300
CBS Corp. "B"	7,500	179,850
Comcast Corp. "A"*	6,000	156,960
Comcast Corp. (Special) "A"*	79,500	2,076,540
Discovery Holding Co. "A"*	8,000	120,000
Liberty Global, Inc. "A"*	4,000	81,880
Liberty Global, Inc. "C"*	4,100	80,975
Liberty Media Corp. "A"*	122,000	1,001,620
Time Warner, Inc.	101,000	1,695,790
Viacom, Inc. "B"*	7,500	291,000
Walt Disney Co.	36,500	1,017,985

		8,010,900
Specialty Retail 0.4%
Charming Shoppes, Inc.*	13,800	205,206
Energy 12.0%
Energy Equipment & Services 7.4%
Grant Prideco, Inc.*	26,400	1,130,976
Weatherford International Ltd.*	61,000	2,790,750

		3,921,726
Oil, Gas & Consumable Fuels 4.6%
Anadarko Petroleum Corp.	24,500	2,474,745
Financials 9.9%
Capital Markets 9.5%
Lehman Brothers Holdings, Inc.	20,000	2,890,600
Merrill Lynch & Co., Inc.	27,000	2,126,520

		5,017,120
Diversified Financial Services 0.4%
CIT Group, Inc.	4,300	230,136
Health Care 33.0%
Biotechnology 20.7%
Alkermes, Inc.*	7,500	165,375
Amgen, Inc.*	33,500	2,437,125
Biogen Idec, Inc.*	52,000	2,449,200
Chiron Corp.*	44,500	2,038,545
Genentech, Inc.*	2,500	211,275
Genzyme Corp.*	34,800	2,339,256
ImClone Systems, Inc.*	20,000	680,400
Millennium Pharmaceuticals, Inc.*	30,900	312,399
Vertex Pharmaceuticals, Inc.*	9,000	329,310

		10,962,885

Health Care Equipment & Supplies 0.4%
Biosite, Inc.*	4,000	207,720
Health Care Providers & Services 4.4%
UnitedHealth Group, Inc.	42,000	2,346,120
Pharmaceuticals 7.5%
Forest Laboratories, Inc.*	55,000	2,454,650
Johnson & Johnson	11,000	651,420
King Pharmaceuticals, Inc.*	27,000	465,750
Teva Pharmaceutical Industries Ltd. (ADR)	4,000	164,720
Valeant Pharmaceuticals International	17,000	269,450

		4,005,990
Industrials 8.6%
Aerospace & Defense 3.2%
L-3 Communications Holdings, Inc.	19,700	1,690,063
Industrial Conglomerates 4.0%
Tyco International Ltd.	79,500	2,136,960
Machinery 1.4%
Pall Corp.	23,500	732,965
Information Technology 15.1%
Communications Equipment 3.0%
C-COR, Inc.*	15,000	131,100
Motorola, Inc.	50,300	1,152,373
Nokia Oyj (ADR)	14,000	290,080

		1,573,553
Computers & Peripherals 3.2%
Maxtor Corp.*	62,500	597,500
SanDisk Corp.*	19,500	1,121,640

		1,719,140
Electronic Equipment & Instruments 0.0%
Cogent, Inc.*	126	2,311
Semiconductors & Semiconductor Equipment 8.0%
Broadcom Corp. "A"*	28,000	1,208,480
Cabot Microelectronics Corp.*	5,000	185,500
Cirrus Logic, Inc.*	15,000	127,200
Cree, Inc.*	5,500	180,455
DSP Group, Inc.*	6,000	174,060
Freescale Semiconductor, Inc. "B"*	4,000	111,080
Intel Corp.	21,500	416,025
Micron Technology, Inc.*	99,000	1,457,280
RF Micro Devices, Inc.*	19,000	164,350
Teradyne, Inc.*	15,500	240,405

		4,264,835
Software 0.9%
Advent Software, Inc.*	5,000	142,100
Autodesk, Inc.	7,900	304,308

		446,408

Total Common Stocks (Cost $44,923,810)		49,948,783
Exchange Traded Funds 2.3%
Nasdaq-100 Index Tracking Stock (Cost $1,151,352)	29,000	1,216,260

Cash Equivalents 4.0%
Cash Management QP Trust, 4.64% (a) (Cost $2,114,073)	2,114,073	2,114,073
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 48,189,235)	100.4	53,279,116
Other Assets and Liabilities, Net	(0.4)	(210,431)

Net Assets	100.0	53,068,685

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Small Cap Growth VIP

(formerly SVS II Scudder Small Cap Growth Portfolio)

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 15.9%
Hotels Restaurants & Leisure 10.0%
Buffalo Wild Wings, Inc.* (a)	92,800	3,858,624
McCormick & Schmick's Seafood Restaurants, Inc.*	115,800	2,949,426
Orient-Express Hotels Ltd. "A"	152,100	5,966,883
P.F. Chang's China Bistro, Inc.* (a)	119,700	5,900,013
Red Robin Gourmet Burgers, Inc.* (a)	117,200	5,531,840
Shuffle Master, Inc.* (a)	171,400	6,125,836

		30,332,622
Household Durables 2.2%
Jarden Corp.* (a)	203,650	6,689,903
Specialty Retail 3.2%
Guess?, Inc.*	238,000	9,308,180
Hot Topic, Inc.*	26,500	384,250

		9,692,430
Textiles, Apparel & Luxury Goods 0.5%
Gildan Activewear, Inc.*	36,000	1,710,720
Consumer Staples 2.0%
Personal Products
Herbalife Ltd.*	181,400	6,125,878
Energy 10.3%
Energy Equipment & Services 4.8%
Atwood Oceanics, Inc.*	60,000	6,060,600
Grey Wolf, Inc.*	696,900	5,184,936
Hornbeck Offshore Services, Inc.*	89,100	3,213,837

		14,459,373
Oil, Gas & Consumable Fuels 5.5%
Bill Barrett Corp.*	94,400	3,076,496
Carrizo Oil & Gas, Inc.*	256,700	6,671,633
EXCO Resources, Inc.*	229,500	2,875,635
Western Refining, Inc.	187,700	4,058,074

		16,681,838
Financials 9.2%
Banks 5.6%
PrivateBancorp, Inc. (a)	113,100	4,692,519
Signature Bank*	200,600	6,537,554
Wintrust Financial Corp.	97,100	5,648,307

		16,878,380
Capital Markets 1.8%
optionsXpress Holdings, Inc.	190,800	5,548,464
Diversified Financial Services 0.1%
Portfolio Recovery Associates, Inc.*	4,700	220,101

Insurance 1.7%
National Financial Partners Corp.	92,500	5,228,100
Health Care 26.8%
Health Care Equipment & Supplies 9.5%
ArthroCare Corp.* (a)	128,700	6,154,434
Hologic, Inc.*	124,800	6,907,680
Schick Technologies, Inc.*	111,900	5,583,810
SonoSite, Inc.*	79,200	3,218,688
Viasys Healthcare, Inc.*	151,400	4,554,112
West Pharmaceutical Services, Inc.	75,000	2,604,000

		29,022,724
Health Care Providers & Services 17.3%
Amedisys, Inc.* (a)	165,000	5,733,750
AMERIGROUP Corp.*	292,100	6,145,784
Centene Corp.*	294,300	8,584,731
Chemed Corp.	110,700	6,568,938
Eclipsys Corp.*	236,300	5,579,043
HealthExtras, Inc.*	149,900	5,291,470
LCA-Vision, Inc. (a)	118,500	5,938,035
Nighthawk Radiology Holdings, Inc.*	129,200	3,086,588
Providence Service Corp.*	7,700	250,404
Psychiatric Solutions, Inc.*	158,600	5,254,418

		52,433,161
Industrials 7.4%
Aerospace & Defense 1.0%
BE Aerospace, Inc.*	119,600	3,004,352
Electrical Equipment 1.6%
Energy Conversion Devices, Inc.*	97,900	4,814,722
Machinery 3.7%
Actuant Corp. "A"	113,400	6,942,348
Watts Water Technologies, Inc. "A"	117,600	4,273,584

		11,215,932
Trading Companies & Distributors 1.1%
H&E Equipment Services, Inc.*	118,500	3,450,720
Information Technology 27.1%
Communications Equipment 2.9%
Foundry Networks, Inc.*	477,000	8,662,320
Computers & Peripherals 1.4%
Intermec, Inc.*	142,500	4,347,675
Electronic Equipment & Instruments 1.5%
Itron, Inc.*	76,800	4,596,480
Internet Software & Services 5.0%
Digital River, Inc.*	212,300	9,258,403
j2 Global Communications, Inc.* (a)	126,200	5,931,400

		15,189,803
IT Consulting & Services 2.7%
Euronet Worldwide, Inc.* (a)	216,500	8,190,195
Semiconductors & Semiconductor Equipment 8.4%
FormFactor, Inc.*	208,600	8,202,152
Power Integrations, Inc.*	254,200	6,299,076
Semtech Corp.*	317,100	5,672,919

Silicon Laboratories, Inc.*	96,600	5,308,170

		25,482,317
Software 5.2%
Hyperion Solutions Corp.*	167,800	5,470,280
Mentor Graphics Corp.*	233,700	2,582,385
THQ, Inc.*	294,950	7,636,255

		15,688,920

Total Common Stocks (Cost $228,450,578)		299,667,130
Securities Lending Collateral 17.2%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $52,291,675)	52,291,675	52,291,675
Cash Equivalents 1.4%
Cash Management QP Trust, 4.64% (d) (Cost $4,251,701)	4,251,701	4,251,701
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 284,993,954)	117.3	356,210,506
Other Assets and Liabilities, Net	(17.3)	(52,421,902)

Net Assets	100.0	303,788,604

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $51,099,323 which is 16.8% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Strategic Income VIP

(formerly SVS II Scudder Strategic Income Portfolio)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 23.6%
Consumer Discretionary 6.8%
155 East Tropicana LLC, 8.75%, 4/1/2012	70,000	69,125
Adelphia Communications Corp.:
Series B, 7.75%, 1/15/2009 *	35,000	20,650
Series B, 9.25%, 10/1/2002 *	35,000	20,300
Affinia Group, Inc., 9.0%, 11/30/2014	65,000	55,900
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)	130,000	116,025
144A, 11.0%, 2/1/2016	15,000	15,488
AutoNation, Inc., 9.0%, 8/1/2008	90,000	97,200
Aztar Corp., 7.875%, 6/15/2014	115,000	124,487
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009 (b)	25,000	26,219
Caesars Entertainment, Inc., 8.875%, 9/15/2008	40,000	42,800
Charter Communications Holdings LLC:
9.625%, 11/15/2009 (b)	40,000	26,800
10.25%, 9/15/2010	230,000	225,975
144A, 10.25%, 9/15/2010	55,000	53,900
11.0%, 10/1/2015	236,000	196,175
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	75,000	58,500
CSC Holdings, Inc.:
7.25%, 7/15/2008	40,000	40,400
7.875%, 12/15/2007	135,000	137,700
Dex Media East LLC/Financial, 12.125%, 11/15/2012	356,000	420,788
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)	120,000	98,700
EchoStar DBS Corp.:
6.625%, 10/1/2014	40,000	38,650
144A, 7.125%, 2/1/2016	40,000	39,350
Foot Locker, Inc., 8.5%, 1/15/2022	80,000	84,800
Ford Motor Co., 7.45%, 7/16/2031 (b)	35,000	25,988
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	225,000	225,000
General Motors Corp.:
8.25%, 7/15/2023 (b)	95,000	68,400
8.375%, 7/15/2033 (b)	180,000	131,850
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	165,000	184,387
Gregg Appliances, Inc., 9.0%, 2/1/2013	25,000	23,188
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)	65,000	64,513
Hertz Corp., 144A, 8.875%, 1/1/2014	110,000	114,125
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	260,000	275,600
Lear Corp.:
Series B, 5.75%, 8/1/2014 (b)	40,000	32,400
Series B, 8.11%, 5/15/2009 (b)	110,000	102,300
Levi Strauss & Co.:
9.74% **, 4/1/2012 (b)	35,000	36,225
12.25%, 12/15/2012	25,000	28,406
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	30,000	27,897
8.25%, 2/1/2030 (b)	40,000	38,654

8.5%, 7/15/2029 (b)		30,000	29,481
Mandalay Resort Group, Series B, 10.25%, 8/1/2007		35,000	36,838
Mediacom Broadband LLC, 8.5%, 10/15/2015		35,000	33,600
Mediacom LLC, 9.5%, 1/15/2013 (b)		10,000	9,900
MGM MIRAGE:
8.375%, 2/1/2011 (b)		65,000	68,575
9.75%, 6/1/2007		70,000	72,887
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		95,000	101,056
NCL Corp., 10.625%, 7/15/2014		55,000	56,925
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		105,000	82,950
Paxson Communications Corp., 144A, 10.777% **, 1/15/2013		25,000	24,750
Petro Stopping Centers, 9.0%, 2/15/2012		25,000	25,125
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		120,000	129,300
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		145,000	138,475
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		45,000	43,875
10.124% **, 5/15/2010		115,000	116,725
Renaissance Media Group LLC, 10.0%, 4/15/2008		65,000	65,000
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		195,000	214,012
Rexnord Corp., 10.125%, 12/15/2012		40,000	43,900
Simmons Bedding Co., 7.875%, 1/15/2014 (b)		40,000	38,700
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		215,000	226,019
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		140,000	136,500
Six Flags, Inc., 9.75%, 4/15/2013		95,000	95,712
Steinway Musical Instruments, Inc., 144A, 7.0%, 3/1/2014		40,000	40,000
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014		35,000	33,670
Toys "R" Us, Inc., 7.375%, 10/15/2018		40,000	29,400
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		245,000	238,262
TRW Automotive, Inc.:
11.0%, 2/15/2013		190,000	212,325
11.75%, 2/15/2013	EUR	40,000	56,109
United Auto Group, Inc., 9.625%, 3/15/2012		120,000	127,050
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		45,000	47,081
XM Satellite Radio, Inc.:
12.0%, 6/15/2010		55,000	61,394
14.0%, 12/31/2009		256,321	274,904
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		250,000	213,750

			6,513,115
Consumer Staples 0.9%
Alliance One International, Inc., 11.0%, 5/15/2012		55,000	52,800
Birds Eye Foods, Inc., 11.875%, 11/1/2008		45,000	45,900
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		50,000	40,500
Delhaize America, Inc.:
8.05%, 4/15/2027		20,000	20,613
9.0%, 4/15/2031		170,000	196,636
North Atlantic Trading Co., 9.25%, 3/1/2012		285,000	182,400
Swift & Co.:
10.125%, 10/1/2009		35,000	36,400
12.5%, 1/1/2010 (b)		10,000	10,075
Viskase Co., Inc., 11.5%, 6/15/2011		225,000	235,125

			820,449
Energy 2.3%
Belden & Blake Corp., 8.75%, 7/15/2012		145,000	149,350
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		95,000	98,800
Chesapeake Energy Corp.:

6.25%, 1/15/2018 (b)	15,000	14,663
6.5%, 8/15/2017 (b)	25,000	24,687
144A, 6.5%, 8/15/2017	15,000	14,813
6.875%, 1/15/2016 (b)	95,000	95,712
7.75%, 1/15/2015	15,000	15,675
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	110,000	100,650
144A, 8.375%, 5/1/2016	95,000	94,525
144A, 9.875%, 7/15/2010	195,000	214,467
144A, 10.125%, 7/15/2013	50,000	57,285
El Paso Production Holding Corp., 7.75%, 6/1/2013	75,000	77,719
Frontier Oil Corp., 6.625%, 10/1/2011	115,000	114,712
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	160,000	160,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	100,000	88,000
Sonat, Inc., 7.0%, 2/1/2018	20,000	19,400
Southern Natural Gas, 8.875%, 3/15/2010	175,000	186,156
Stone Energy Corp.:
6.75%, 12/15/2014	210,000	196,350
8.25%, 12/15/2011	65,000	65,325
Transmeridian Exploration, Inc., 144A, 12.0%, 12/15/2010	50,000	50,000
Williams Companies, Inc.:
8.125%, 3/15/2012	245,000	263,069
8.75%, 3/15/2032	90,000	105,300

		2,206,658
Financials 3.3%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	20,000	21,550
11.0%, 7/31/2010	75,000	83,438
AmeriCredit Corp., 9.25%, 5/1/2009	190,000	198,787
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	105,000	97,125
E*TRADE Financial Corp.:
7.375%, 9/15/2013	35,000	35,700
7.875%, 12/1/2015	120,000	126,600
Ford Motor Credit Co.:
7.25%, 10/25/2011	370,000	337,155
7.375%, 10/28/2009	445,000	418,359
General Motors Acceptance Corp.:
6.875%, 9/15/2011	575,000	535,945
8.0%, 11/1/2031 (b)	306,000	289,201
H&E Equipment/Finance, 11.125%, 6/15/2012	150,000	166,125
Poster Financial Group, Inc., 8.75%, 12/1/2011	135,000	142,088
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	150,000	166,313
Radnor Holdings Corp., 11.0%, 3/15/2010	65,000	50,700
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	125,000	93,750
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	60,000	59,400
UGS Corp., 10.0%, 6/1/2012	105,000	115,500
Universal City Development, 11.75%, 4/1/2010	165,000	181,913

		3,119,649
Health Care 0.2%
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	220,000	220,550
Industrials 2.8%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	225,000	230,625
Allied Security Escrow Corp., 11.375%, 7/15/2011	90,000	85,500
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	127,000	137,001

American Color Graphics, 10.0%, 6/15/2010	75,000	53,344
Avondale Mills, Inc., 144A, 8.75% **, 7/1/2012	55,000	53,075
Beazer Homes USA, Inc., 8.375%, 4/15/2012	40,000	41,550
Browning-Ferris Industries:
7.4%, 9/15/2035	145,000	134,850
9.25%, 5/1/2021	65,000	67,763
Case New Holland, Inc., 9.25%, 8/1/2011	165,000	176,137
Cenveo Corp., 7.875%, 12/1/2013	70,000	68,425
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	104,000	98,280
Columbus McKinnon Corp., 10.0%, 8/1/2010	70,000	77,000
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	125,000	127,500
144A, 11.44% **, 7/1/2012	45,000	45,900
Congoleum Corp., 8.625%, 8/1/2008 *	125,000	116,875
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	95,000	86,115
8.875%, 4/1/2012	125,000	130,625
Kansas City Southern, 9.5%, 10/1/2008	205,000	218,837
Kinetek, Inc., Series D, 10.75%, 11/15/2006	130,000	127,400
Millennium America, Inc., 9.25%, 6/15/2008	150,000	152,437
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	55,000	61,600
Securus Technologies, Inc., 11.0%, 9/1/2011 (b)	40,000	34,400
Ship Finance International Ltd., 8.5%, 12/15/2013	105,000	98,700
Technical Olympic USA, Inc., 7.5%, 1/15/2015	65,000	56,063
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	90,000	97,763
United Rentals North America, Inc., 7.0%, 2/15/2014	20,000	19,250
Xerox Capital Trust I, 8.0%, 2/1/2027	30,000	31,050
Xerox Corp., 6.4%, 3/15/2016	40,000	39,700

		2,667,765
Information Technology 0.8%
Activant Solutions, Inc.:
10.5%, 6/15/2011	90,000	99,675
144A, 10.99% **, 4/1/2010	15,000	15,300
Advanced Micro Devices, Inc., 7.75%, 11/1/2012	30,000	31,388
Eschelon Operating Co., 8.375%, 3/15/2010	20,000	19,000
L-3 Communications Corp.:
5.875%, 1/15/2015	65,000	61,913
Series B, 6.375%, 10/15/2015	15,000	14,775
Lucent Technologies, Inc., 6.45%, 3/15/2029	225,000	203,062
Sanmina-SCI Corp., 8.125%, 3/1/2016	130,000	131,300
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	105,000	110,512
Unisys Corp., 7.875%, 4/1/2008	60,000	59,925

		746,850
Materials 3.1%
ARCO Chemical Co., 9.8%, 2/1/2020	280,000	305,200
Associated Materials, Inc.:
Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	25,000	14,375
9.75%, 4/15/2012	30,000	31,125
Caraustar Industries, Inc., 9.875%, 4/1/2011	160,000	168,200
Constar International, Inc., 11.0%, 12/1/2012 (b)	15,000	11,700
Crown Cork & Seal Co., Inc., 7.5%, 12/15/2096	20,000	16,200
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	35,000	27,300
Dayton Superior Corp.:
10.75%, 9/15/2008 (b)	65,000	66,219
13.0%, 6/15/2009 (b)	75,000	62,625

Equistar Chemical Funding, 10.625%, 5/1/2011	50,000	54,125
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	115,000	117,587
GEO Specialty Chemicals, Inc., 144A, 13.03% **, 12/31/2009	283,000	246,210
Georgia-Pacific Corp., 8.0%, 1/15/2024	40,000	40,350
Greif, Inc., 8.875%, 8/1/2012	20,000	21,300
Hexcel Corp., 6.75%, 2/1/2015	40,000	39,600
Huntsman LLC, 11.625%, 10/15/2010	133,000	150,622
IMC Global, Inc., 10.875%, 8/1/2013	218,000	249,610
International Steel Group, Inc., 6.5%, 4/15/2014	40,000	39,800
Massey Energy Co.:
6.625%, 11/15/2010	85,000	86,488
144A, 6.875%, 12/15/2013	20,000	19,600
MMI Products, Inc., Series B, 11.25%, 4/15/2007	125,000	123,125
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	75,000	61,125
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	200,000	222,000
144A, 13.0%, 9/30/2013	94,000	95,175
OM Group, Inc., 9.25%, 12/15/2011	50,000	51,750
Omnova Solutions, Inc., 11.25%, 6/1/2010	180,000	190,350
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	60,000	63,600
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	158,311	2,375
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)	15,000	12,900
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	33,000	36,218
TriMas Corp., 9.875%, 6/15/2012	110,000	100,650
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	50,000	44,750
United States Steel Corp., 9.75%, 5/15/2010	120,000	129,600

		2,901,865
Telecommunication Services 1.4%
American Cellular Corp., Series B, 10.0%, 8/1/2011	35,000	37,975
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	135,000	138,712
8.375%, 1/15/2014 (b)	105,000	106,706
Dobson Communications Corp., 8.875%, 10/1/2013 (b)	80,000	80,400
Insight Midwest LP, 9.75%, 10/1/2009	50,000	51,500
LCI International, Inc., 7.25%, 6/15/2007	100,000	101,000
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	330,000	346,083
Nextel Partners, Inc., 8.125%, 7/1/2011	65,000	68,738
Qwest Corp., 7.25%, 9/15/2025	80,000	82,000
Rural Cellular Corp.:
9.75%, 1/15/2010 (b)	20,000	20,300
9.875%, 2/1/2010	10,000	10,675
144A, 10.43% **, 11/1/2012 (b)	20,000	20,750
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	65,000	62,075
Triton PCS, Inc., 8.5%, 6/1/2013	15,000	14,250
Ubiquitel Operating Co., 9.875%, 3/1/2011	60,000	65,550
US Unwired, Inc., Series B, 10.0%, 6/15/2012	100,000	112,125

		1,318,839
Utilities 2.0%
AES Corp., 144A, 8.75%, 5/15/2013	280,000	302,400
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	260,000	285,025
CMS Energy Corp., 8.5%, 4/15/2011	190,000	205,200
DPL, Inc., 6.875%, 9/1/2011	50,000	52,140
Mirant North America LLC, 144A, 7.375%, 12/31/2013	20,000	20,400

Mission Energy Holding Co., 13.5%, 7/15/2008	345,000	395,888
NorthWestern Corp., 5.875%, 11/1/2014	45,000	44,323
NRG Energy, Inc.:
7.25%, 2/1/2014	100,000	101,625
7.375%, 2/1/2016	215,000	219,569
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	275,000	304,563

		1,931,133

Total Corporate Bonds (Cost $22,338,243)		22,446,873
Foreign Bonds - US$ Denominated 22.9%
Consumer Discretionary 0.6%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	280,000	304,850
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	75,000	80,062
Shaw Communications, Inc., 8.25%, 4/11/2010	20,000	21,250
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	163,000	136,309
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	45,000	41,850

		584,321
Energy 1.3%
OAO Gazprom, 144A, 9.625%, 3/1/2013	200,000	236,500
Pemex Project Funding Master Trust:
8.0%, 11/15/2011	250,000	271,375
9.5%, 9/15/2027	265,000	339,200
Petroliam Nasional Berhad:
7.625%, 10/15/2026	40,000	47,095
7.75%, 8/15/2015	80,000	92,535
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	160,000	189,784
Secunda International Ltd., 12.6% **, 9/1/2012 (b)	50,000	53,500

		1,229,989
Financials 0.3%
Conproca SA de CV, 12.0%, 6/16/2010	100,000	117,000
Doral Financial Corp., 5.431% **, 7/20/2007	155,000	146,515

		263,515
Health Care 0.2%
Biovail Corp., 7.875%, 4/1/2010	160,000	163,200
Industrials 0.8%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	55,000	60,500
10.25%, 6/15/2007	290,000	303,050
12.5%, 6/15/2012	95,000	106,400
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	165,000	192,638
Stena AB, 9.625%, 12/1/2012	70,000	76,300

		738,888
Materials 0.6%
Cascades, Inc., 7.25%, 2/15/2013	155,000	145,700
ISPAT Inland ULC, 9.75%, 4/1/2014	137,000	154,981
Novelis, Inc., 144A, 7.25%, 2/15/2015	150,000	144,000
Rhodia SA, 8.875%, 6/1/2011	85,000	87,550
Tembec Industries, Inc., 8.625%, 6/30/2009	135,000	81,338

		613,569

Sovereign Bonds 18.3%
Aries Vermogensverwaltung GmbH, Series C, Series REG S, 9.6%, 10/25/2014	500,000	624,650
British Columbia, Province of Canada, 4.625%, 10/3/2006	1,000,000	997,867
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020	500,000	499,300
Dominican Republic:
144A, 8.625%, 4/20/2027	180,000	184,950
Series REG S, 9.5%, 9/27/2011	209,500	225,212
Egypt Government AID Bonds, 4.45%, 9/15/2015	2,700,000	2,563,623
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .8125%, Series 30YR, 5.188% **, 4/15/2024	140,000	140,000
Floating Rate Note Debt Conversion Bond, LIBOR plus .875%, Series 18 YR, 5.25% **, 4/15/2012	160,591	160,511
8.75%, 2/4/2025	200,000	229,000
8.875%, 10/14/2019 (b)	200,000	231,000
11.0%, 1/11/2012	230,000	281,175
11.0%, 8/17/2040	435,000	558,105
14.5%, 10/15/2009	220,000	281,600
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	350,000	367,290
Islamic Republic of Pakistan, 144A, 7.875%, 3/31/2036	145,000	146,088
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	590,000	223,315
4.889% **, 8/3/2012	820,000	666,102
Republic of Bulgaria, 8.25%, 1/15/2015	75,000	87,788
Republic of Colombia:
8.25%, 12/22/2014	230,000	258,750
10.0%, 1/23/2012	210,000	247,590
10.75%, 1/15/2013	45,000	55,913
Republic of Ecuador, Step-up Coupon, 9.0% to 8/15/2006, 10.0% to 8/15/2030	180,000	180,000
Republic of Indonesia, Series REG S, 7.25%, 4/20/2015	175,000	179,156
Republic of Panama:
7.125%, 1/29/2026	81,000	82,620
9.375%, 1/16/2023	545,000	675,800
Republic of Peru, 7.35%, 7/21/2025	295,000	289,837
Republic of Philippines:
7.75%, 1/14/2031	185,000	186,388
8.0%, 1/15/2016	340,000	365,500
9.375%, 1/18/2017	495,000	575,437
9.875%, 1/15/2019	140,000	168,525
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024	220,000	198,000
Republic of Turkey:
6.875%, 3/17/2036	195,000	188,175
7.25%, 3/15/2015	250,000	260,312
7.375%, 2/5/2025	245,000	253,881
11.75%, 6/15/2010	420,000	505,050
12.375%, 6/15/2009	300,000	354,750
Republic of Uruguay:
7.25%, 2/15/2011	80,000	83,200
7.625%, 3/21/2036	245,000	245,000
9.25%, 5/17/2017	105,000	121,800
Republic of Venezuela:
9.375%, 1/13/2034	300,000	383,250
10.75%, 9/19/2013	725,000	904,075
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	615,000	674,778
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011	380,000	335,388
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016	425,000	438,812
United Mexican States:

5.625%, 1/15/2017 (b)		602,000	583,037
8.3%, 8/15/2031		115,000	138,978

			17,401,578
Telecommunication Services 0.6%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		80,000	87,300
Embratel, Series B, 11.0%, 12/15/2008		40,000	44,500
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		30,000	26,100
Intelsat Ltd., 5.25%, 11/1/2008		65,000	61,425
Intelsat Subsidiary Holding Co. Ltd., 9.614% **, 1/15/2012		55,000	55,894
Millicom International Cellular SA, 10.0%, 12/1/2013		25,000	27,688
Mobifon Holdings BV, 12.5%, 7/31/2010		195,000	222,787
Stratos Global Corp., 144A, 9.875%, 2/15/2013		80,000	79,200

			604,894
Utilities 0.2%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		175,000	177,863

Total Foreign Bonds - US$ Denominated (Cost $21,012,351)			21,777,817
Foreign Bonds - Non US$ Denominated 23.3%
Consumer Discretionary 0.1%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	100,000	113,914
Financials 3.6%
KFW Bankengruppe, 5.0%, 7/4/2011	EUR	2,680,000	3,451,878
Sovereign Bonds 19.6%
Bundesrepublic Deutschland, Series 94, 6.25%, 1/4/2024	EUR	1,910,000	2,978,198
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	113,232
Government of Malaysia, 4.305%, 2/27/2009	MYR	400,000	110,636
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	120,000	137,467
Kingdom of Spain, 6.0%, 1/31/2008	EUR	1,300,000	1,647,682
Mexican Bonds, Series M-20, 10.0%, 12/5/2024	MXN	825,000	84,255
Province of Ontario, 1.875%, 1/25/2010	JPY	80,000,000	697,276
Republic of Argentina:
5.83%, 12/31/2033	ARS	839,375	326,438
(PIK), 7.82%, 12/31/2033	EUR	411,889	480,430
Republic of Greece:
4.6%, 5/20/2013	EUR	1,300,000	1,649,551
4.65%, 4/19/2007	EUR	4,605,000	5,663,840
Republic of Turkey, 20.0%, 10/17/2007	TRY	35	28
Republic of Uruguay, 10.5%, 10/20/2006	UYU	4,200,000	212,519
United Kingdom Treasury Bond, 4.75%, 9/7/2015	GBP	2,500,000	4,459,208

			18,560,760

Total Foreign Bonds - Non US$ Denominated (Cost $21,548,396)			22,126,552
US Treasury Obligations 20.4%
US Treasury Bill, 4.24% ***, 4/20/2006 (c)		536,000	534,801
US Treasury Bond:
5.375%, 2/15/2031 (b)		620,000	652,647
6.0%, 2/15/2026 (b)		1,375,000	1,534,199
6.25%, 8/15/2023 (b)		20,000	22,683
8.125%, 8/15/2021 (b)		10,000	13,234
8.5%, 2/15/2020 (b)		760,000	1,019,231
10.375%, 11/15/2012 (b)		3,350,000	3,633,571
US Treasury Notes:

4.75%, 11/15/2008 (b)	1,285,000	1,282,290
5.75%, 8/15/2010 (b)	3,850,000	3,990,313
6.125%, 8/15/2007 (b)	6,625,000	6,733,690

Total US Treasury Obligations (Cost $19,643,354)		19,416,659
US Government Sponsored Agencies 4.2%
Federal Home Loan Mortgage Corp., 5.125%, 7/15/2012	2,350,000	2,342,590
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012	1,500,000	1,622,451

Total US Government Sponsored Agencies (Cost $4,080,141)		3,965,041
Convertible Bond 0.3%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006	155,000	153,450
144A, Series EURO, 7.5%, 9/25/2006	105,000	103,950

Total Convertible Bond (Cost $258,755)		257,400
	Shares	Value ($)

Preferred Stocks 0.0%
Paxson Communications Corp. 14.25% (PIK) (Cost $6,816)	1	8,727
	Principal Amount ($)(a)	Value ($)

Loan Participation 0.1%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125, 5.813% **, 3/4/2010 (Cost $91,074)	94,500	94,642
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp. 144A	10	0
Transmeridian Notes*	3,532	7,064
TravelCenters of America, Inc.*	25	3

Total Warrants (Cost $5,901)		7,067
	Units	Value ($)
Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	85,000	68,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 12/15/2008, 13.0% to 12/15/2012	140,000	104,300
Total Other Investments (Cost $172,491)		172,300
	Shares	Value ($)
Convertible Preferred Stocks 0.0%
Consumer Discretionary
Paxson Communications Corp. Series AI, 9.75%, 144A, (PIK)	4	28,100
Paxson Communications Corp. 9.75%, 144A, (PIK)	2	14,050

Total Convertible Preferred Stocks (Cost $42,050)		42,150
Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	2,058	1,543
Intermet Corp.*	760	8,875

Total Common Stocks (Cost $31,682)		10,418

Securities Lending Collateral 22.0%
Daily Assets Fund Institutional, 4.73% (d) (e) (Cost $20,886,549)	20,886,549	20,886,549
Cash Equivalents 3.8%
Cash Management QP Trust, 4.64% (f) (Cost $3,622,910)	3,622,910	3,622,910
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 113,740,713)	120.8	114,835,105
Other Assets and Liabilities, Net	(20.8)	(19,735,476)

Net Assets	100.0	95,099,629

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Security	Coupon	Date	Amount		Cost	Value ($)
Adelphia Communications Corp.	7.75	1/15/2009	35,000	USD	22,225	20,650
Adelphia Communications Corp.	9.25	10/1/2002	35,000	USD	22,794	20,300
Congoleum Corp.	8.625	8/1/2008	125,000	USD	105,994	116,875
Grupo Iusacell SA de CV	10.0	7/15/2004	30,000	USD	21,475	26,100
Oxford Automotive, Inc.	12.0	10/15/2010	158,311	USD	14,838	2,375
					$187,326	$186,300

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $20,481,546 which is 21.5% of net assets.
(c)	At March 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At March 31, 2006, open futures contracts purchased short were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	6/21/2006	29	2,805,096	2,774,226	(30,870)
10 Year Japan Government Bond	6/9/2006	3	3,428,534	3,401,699	(26,835)
10 Year Republic of Germany Bond	6/8/2006	34	4,951,000	4,827,742	(123,258)
Total net unrealized depreciation					(180,963)

At March 31, 2006, open futures contracts sold short were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Bond	6/15/2006	22	(1,645,964)	(1,644,790)	1,174
10 Year US Treasury Note	6/21/2006	41	(4,426,594)	(4,362,016)	64,578
UK Treasury Bond	6/28/2006	30	(5,939,234)	(5,819,418)	119,816
Total net unrealized appreciation	185,568

At March 31, 2006, open credit rate default swap contracts sold were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Net Unrealized Depreciation ($)

3/27/2006 6/20/2011	1,356,063 †	Fixed — 3.45%	Dow Jones CDX High Yield 100	(2,204)

† Chase Securities, Inc.

As of March 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(US $)
CHF	2,498,000	USD	1,996,803	4/27/2006	73,912
EUR	1,039,302	USD	1,280,810	4/27/2006	17,257
USD	27,036	EUR	22,376	6/8/2006	194
EUR	6,303	USD	7,682	6/8/2006	12
EUR	27,000	USD	33,026	6/8/2006	169

USD	340,378	EUR	284,359	6/15/2006	5,820
JPY	256,257,100	USD	2,239,266	4/27/2006	49,442
MXN	1,200,000	USD	112,952	5/25/2006	3,143
NZD	549,000	USD	373,024	4/27/2006	35,337
Total unrealized appreciation					185,286

					Unrealized
					Depreciation
Contracts to Deliver		In Exchange For		Settlement Date	(US $)
USD	1,105,515	AUD	1,471,000	4/27/2006	(52,232)
USD	2,195,812	CAD	2,522,000	4/27/2006	(32,389)
USD	50,827	EUR	41,580	6/8/2006	(226)
EUR	238,029	USD	285,290	6/8/2006	(4,381)
EUR	107,055	USD	128,677	6/8/2006	(1,604)
EUR	209,895	USD	253,173	6/8/2006	(2,260)
EUR	269,800	USD	325,116	6/15/2006	(3,357)
EUR	134,672	USD	161,123	6/15/2006	(2,836)
USD	1,906,232	GBP	1,066,000	4/27/2006	(51,714)
USD	113,620	MXN	1,200,000	5/25/2006	(3,811)
Total unrealized depreciation					(154,810)

Currency Abbreviations:

ARS: Argentine Peso JPY: Japanese Yen
AUD: Australian Dollar NZD: New Zealand Dollar
BRL: Brazilian Real MXN: Mexican Peso
CAD: Canadian Dollar MYR: Malaysian Ringgit
CHF: Swiss Franc TRY: New Turkish Lira
EUR: Euro USD: US Dollar
GBP: Great British Pound UYU: Uruguayan Peso

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Technology VIP

(formerly SVS II Scudder Technology Growth Portfolio)

	Shares	Value ($)

Common Stocks 96.2%
Information Technology 96.0%
Communications Equipment 18.5%
Avocent Corp.* (a)	129,900	4,123,026
Cisco Systems, Inc.*	271,100	5,874,737
Corning, Inc.*	254,500	6,848,595
Lucent Technologies, Inc.* (a)	930,700	2,838,635
Motorola, Inc.	326,684	7,484,330
QUALCOMM, Inc.	186,816	9,454,758
Research In Motion Ltd.*	31,300	2,656,744

		39,280,825
Computers & Peripherals 20.3%
Apple Computer, Inc.*	103,900	6,516,608
Dell, Inc.*	153,825	4,577,832
EMC Corp.*	447,200	6,095,336
Hewlett-Packard Co.	210,900	6,938,610
Hon Hai Precision Industry Co., Ltd.	446,000	2,761,865
International Business Machines Corp.	79,100	6,523,377
Network Appliance, Inc.*	70,700	2,547,321
QLogic Corp.*	112,420	2,175,327
SanDisk Corp.*	32,700	1,880,904
Sun Microsystems, Inc.*	604,300	3,100,059

		43,117,239
Electronic Equipment & Instruments 1.2%
AU Optronics Corp. (ADR) (a)	90,610	1,350,995
Cheng Uei Precision Industry Co., Ltd.	332,000	1,155,815

		2,506,810
Internet Software & Services 12.4%
eBay, Inc.*	210,600	8,226,036
Google, Inc. "A"*	26,900	10,491,000
Yahoo!, Inc.*	235,700	7,603,682

		26,320,718
IT Consulting & Services 6.3%
Automatic Data Processing, Inc.	150,530	6,876,210
Cognizant Technology Solutions Corp. "A"*	62,800	3,735,972
Patni Computer Systems Ltd. (ADR)*	56,700	1,159,515
Paychex, Inc.	37,100	1,545,586

		13,317,283
Semiconductors & Semiconductor Equipment 22.2%
Advanced Micro Devices, Inc.*	176,200	5,842,792
Applied Materials, Inc.	234,200	4,100,842
Broadcom Corp. "A"*	59,787	2,580,407
Intel Corp.	478,189	9,252,957
Intersil Corp. "A"	87,900	2,542,068
Marvell Technology Group Ltd.*	75,100	4,062,910
Maxim Integrated Products, Inc.	158,934	5,904,398

MKS Instruments, Inc.*	49,600	1,162,128
National Semiconductor Corp.	73,600	2,049,024
SiRF Technology Holdings, Inc.* (a)	71,000	2,514,110
Spansion, Inc. "A"*	83,500	1,235,800
Texas Instruments, Inc.	176,000	5,714,720

		46,962,156
Software 15.1%
Adobe Systems, Inc.*	171,700	5,995,764
Business Objects SA (ADR)* (a)	89,800	3,275,006
CA, Inc.	74,900	2,038,029
Electronic Arts, Inc.*	99,600	5,450,112
Microsoft Corp.	198,846	5,410,600
Quest Software, Inc.* (a)	190,100	3,174,670
Symantec Corp.*	170,677	2,872,494
Take-Two Interactive Software, Inc.* (a)	196,700	3,670,422

		31,887,097
Materials 0.2%
Metals & Mining
SODIFF Advanced Materials Co., Ltd.	28,944	473,661

Total Common Stocks (Cost $173,199,247)		203,865,789
Securities Lending Collateral 7.1%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $15,160,172)	15,160,172	15,160,172
Cash Equivalents 3.7%
Cash Management QP Trust, 4.64% (d) (Cost $7,880,747)	7,880,747	7,880,747
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 196,240,166)	107.0	226,906,708
Other Assets and Liabilities, Net	(7.0)	(14,938,505)

Net Assets	100.0	211,968,203

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $14,664,835 which is 6.9% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Templeton Foreign Value VIP

(formerly SVS II Scudder Templeton Foreign Value Portfolio)

	Shares	Value ($)

Common Stocks 95.8%
Australia 1.4%
Alumina Ltd.	14,792	78,469
National Australia Bank Ltd.	8,499	229,383

(Cost $260,724)		307,852
Bermuda 0.9%
ACE Ltd. (Cost $164,484)	3,520	183,075
Brazil 1.2%
Companhia Vale do Rio Doce (ADR)	2,630	113,695
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)	3,650	134,502

(Cost $192,457)		248,197
Canada 2.4%
Alcan, Inc.	1,310	59,933
BCE, Inc.	6,240	150,303
Domtar, Inc.	42,400	301,340

(Cost $442,662)		511,576
Cayman Islands 0.8%
XL Capital Ltd. "A" (Cost $174,464)	2,500	160,275
China 0.7%
China Telecom Corp., Ltd. "H" (Cost $150,795)	412,000	146,021
Denmark 1.5%
Vestas Wind Systems AS* (Cost $215,134)	12,860	320,571
Finland 3.2%
Stora Enso Oyj	23,500	359,055
UPM-Kymmene Oyj	13,900	328,472

(Cost $604,199)		687,527
France 8.2%
Accor SA	2,731	157,436
Axa	8,742	306,802
Compagnie Generale des Etablissements Michelin "B"	3,162	198,682
France Telecom SA	9,930	223,345
Sanofi-Aventis	3,148	299,470
Suez SA	4,779	188,337
Total SA	839	221,344
Valeo SA	3,714	155,323

(Cost $1,567,925)		1,750,739
Germany 7.9%
BASF AG	2,545	199,545
Bayerische Motoren Werke AG	5,545	305,411
Celesio AG	1,296	122,645
Deutsche Post AG (Registered)	9,169	229,896

E.ON AG	3,005	330,694
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,230	174,397
Siemens AG (Registered)	3,300	308,091

(Cost $1,423,122)		1,670,679
Hong Kong 2.4%
Cheung Kong (Holdings) Ltd.	18,000	190,575
Hutchison Whampoa Ltd.	19,000	173,981
Swire Pacific Ltd. "A"	15,500	151,721

(Cost $494,290)		516,277
Israel 0.8%
Check Point Software Technologies Ltd.* (Cost $190,239)	8,650	173,173
Italy 2.7%
Eni SpA	11,129	316,667
UniCredito Italiano SpA	36,490	263,775

(Cost $511,333)		580,442
Japan 10.2%
Fuji Photo Film Co., Ltd.	7,000	233,730
Hitachi Ltd.	11,000	77,850
KDDI Corp.	34	181,699
Mabuchi Motor Co., Ltd.	4,299	221,342
NEC Corp.	13,000	91,342
Nintendo Co., Ltd.	1,700	254,206
Nippon Telegraph & Telephone Corp.	36	154,460
Nomura Holdings, Inc.	6,700	149,426
Olympus Corp.	6,000	176,381
Sompo Japan Insurance, Inc.	11,000	159,533
Sony Corp.	5,900	273,195
Takeda Chemical Industries Ltd.	3,400	193,832

(Cost $1,875,625)		2,166,996
Korea 5.1%
Kookmin Bank (ADR)	3,220	275,374
Korea Electric Power Corp. (ADR)	4,560	98,496
POSCO (ADR)	2,200	140,360
Samsung Electronics Co., Ltd. (GDR), 144A	1,397	456,470
SK Telecom Co., Ltd. (ADR)	4,900	115,591

(Cost $795,551)		1,086,291
Mexico 0.8%
Telefonos de Mexico SA de CV "L" (ADR) (Cost $142,066)	7,170	161,182
Netherlands 7.7%
Akzo Nobel NV	3,777	200,434
ING Groep NV	8,323	328,811
Koninklijke (Royal) Philips Electronics NV	8,206	277,350
Reed Elsevier NV	9,385	134,545
Royal Dutch Shell PLC "B"	8,135	264,584
Unilever NV	3,247	225,468
Wolters Kluwer NV	7,783	194,107

(Cost $1,390,819)		1,625,299
Norway 2.6%
Norske Skogindustrier ASA	17,757	300,757

Telenor ASA	23,370	251,402

(Cost $466,639)		552,159
Portugal 1.3%
Portugal Telecom, SGPS SA (Registered) (Cost $221,289)	22,212	269,445
Singapore 0.8%
DBS Group Holdings Ltd. (Cost $157,927)	17,000	171,489
Spain 4.1%
Banco Santander Central Hispano SA	20,332	296,904
Iberdrola SA	4,698	151,669
Repsol YPF SA	8,967	254,714
Telefonica SA (ADR)	3,482	163,549

(Cost $789,514)		866,836
Sweden 3.7%
Atlas Copco AB "A"	8,070	226,915
Nordea Bank AB	20,079	248,136
Securitas AB "B"	16,430	316,428

(Cost $592,827)		791,479
Switzerland 4.4%
Lonza Group AG (Registered)	3,481	238,582
Nestle SA (Registered)	754	223,831
Swiss Re (Registered)	2,894	202,235
UBS AG (Registered)	2,403	263,959

(Cost $812,876)		928,607
Taiwan 1.5%
Chunghwa Telecom Co., Ltd. (ADR)	8,630	169,062
Compal Electronics, Inc. (GDR), 144A	27,860	144,317

(Cost $298,794)		313,379
United Kingdom 19.5%
Alliance Unichem PLC	13,027	202,792
BAE Systems PLC	34,171	249,794
Boots Group PLC	11,800	147,501
BP PLC	22,679	260,450
British Sky Broadcasting Group PLC	43,643	409,457
Cadbury Schweppes PLC	18,370	182,560
Compass Group PLC	85,798	340,242
GKN PLC	18,156	104,884
GlaxoSmithKline PLC	9,202	240,613
HSBC Holdings PLC (Hong Kong Registered)	12,400	207,595
National Grid PLC	15,929	158,443
Pearson PLC	12,009	166,498
Rentokil Initial PLC	76,512	207,374
Rolls-Royce Group PLC*	1,495,931	219,828
Royal Bank of Scotland Group PLC	8,775	285,551
Shire PLC	12,784	196,233
Smiths Group PLC	8,159	139,345
Vodafone Group PLC	136,952	286,718
Yell Group PLC	13,407	126,832

(Cost $3,901,485)		4,132,710

Total Common Stocks (Cost $17,837,240)		20,322,276

Cash Equivalents 3.7%
Cash Management QP Trust, 4.64% (a) (Cost $783,108)		783,108	783,108
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 18,620,348)		99.5	21,105,384
Other Assets and Liabilities, Net		0.5	101,765

Net Assets		100.0	21,207,149

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At March 31, 2006, the DWS Templeton Foreign Value VIP had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks
Financials	4,249,016	21.0%
Consumer Discretionary	3,334,501	16.4%
Industrials	2,668,439	13.1%
Materials	2,320,642	11.4%
Telecommunication Services	2,272,777	11.2%
Health Care	1,431,966	7.0%
Energy	1,317,759	6.5%
Information Technology	1,020,177	5.0%
Utilities	927,639	4.6%
Consumer Staples	779,360	3.8%
Total Common Stocks	20,322,276	100.0%

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Turner Mid Cap Growth VIP

(formerly SVS II Turner Mid Cap Growth Portfolio)

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 17.0%
Hotels Restaurants & Leisure 6.3%
International Game Technology	59,430	2,093,125
Scientific Games Corp. "A"*	45,170	1,586,822
Starwood Hotels & Resorts Worldwide, Inc.	47,120	3,191,438
Station Casinos, Inc.	32,420	2,573,175
Wynn Resorts Ltd.* (a)	15,120	1,161,972

		10,606,532
Household Durables 1.2%
Harman International Industries, Inc.	17,180	1,909,213
Internet & Catalog Retail 1.4%
Nutri/System, Inc.* (a)	33,950	1,613,304
VistaPrint Ltd.*	22,290	665,357

		2,278,661
Media 1.7%
Getty Images, Inc.* (a)	15,480	1,159,142
XM Satellite Radio Holdings, Inc. "A"*	77,170	1,718,576

		2,877,718
Multiline Retail 1.0%
Nordstrom, Inc.	43,070	1,687,483
Specialty Retail 3.7%
Chico's FAS, Inc.*	37,900	1,540,256
Circuit City Stores, Inc.	41,620	1,018,858
GameStop Corp. "A"*	24,910	1,174,257
Urban Outfitters, Inc.*	35,610	873,869
Williams-Sonoma, Inc.*	38,130	1,616,712

		6,223,952
Textiles, Apparel & Luxury Goods 1.7%
Coach, Inc.*	83,880	2,900,570
Consumer Staples 2.5%
Beverages 1.2%
Hansen Natural Corp.* (a)	15,640	1,971,422
Food & Staples Retailing 1.3%
Whole Foods Market, Inc.	32,490	2,158,636
Energy 10.2%
Energy Equipment & Services 3.9%
Cooper Cameron Corp.*	27,800	1,225,424
Diamond Offshore Drilling, Inc. (a)	14,670	1,312,965
Grant Prideco, Inc.*	29,540	1,265,494
Helix Energy Solutions Group, Inc.* (a)	23,560	892,924
National-Oilwell Varco, Inc.*	28,430	1,822,931

		6,519,738

Oil, Gas & Consumable Fuels 6.3%
CNX Gas Corp.* (a)	15,170	394,420
CONSOL Energy, Inc.	21,120	1,566,259
Denbury Resources, Inc.*	28,700	908,929
Peabody Energy Corp.	24,840	1,252,185
Range Resources Corp. (a)	84,404	2,305,073
Southwestern Energy Co.*	38,480	1,238,671
Sunoco, Inc.	21,530	1,670,082
Ultra Petroleum Corp.*	19,550	1,218,161

		10,553,780
Financials 9.6%
Banks 0.4%
Colonial BancGroup, Inc.	29,080	727,000
Capital Markets 4.4%
Affiliated Managers Group, Inc.* (a)	17,274	1,841,581
Mellon Financial Corp.	50,110	1,783,916
T. Rowe Price Group, Inc.	30,280	2,368,199
TD Ameritrade Holding Corp.	65,670	1,370,533

		7,364,229
Diversified Financial Services 3.0%
Chicago Mercantile Exchange Holdings, Inc.	5,480	2,452,300
Moody's Corp.	22,860	1,633,576
Nasdaq Stock Market, Inc.* (a)	23,310	933,332

		5,019,208
Insurance 0.8%
HCC Insurance Holdings, Inc.	37,890	1,318,572
Real Estate 1.0%
CB Richard Ellis Group, Inc. "A"*	20,600	1,662,420
Health Care 16.2%
Biotechnology 3.2%
Biogen Idec, Inc.*	16,730	787,983
Celgene Corp.*	49,710	2,198,176
Cephalon, Inc.* (a)	16,170	974,243
PDL BioPharma, Inc.* (a)	41,260	1,353,328

		5,313,730
Health Care Equipment & Supplies 2.9%
Dade Behring Holdings, Inc.	7,850	280,323
Intuitive Surgical, Inc.* (a)	11,020	1,300,360
ResMed, Inc.* (a)	29,070	1,278,499
Thermo Electron Corp.*	26,940	999,205
Varian Medical Systems, Inc.*	17,450	979,992

		4,838,379
Health Care Providers & Services 6.4%
Cerner Corp.* (a)	36,930	1,752,328
DaVita, Inc.*	28,660	1,725,619
Express Scripts, Inc.*	19,370	1,702,623
Humana, Inc.*	21,740	1,144,611
Omnicare, Inc. (a)	20,790	1,143,242
Pharmaceutical Product Development, Inc.	32,440	1,122,748
Quest Diagnostics, Inc.	41,030	2,104,839

		10,696,010
Pharmaceuticals 3.7%
Allergan, Inc.	19,490	2,114,665

Barr Pharmaceuticals, Inc.*	20,050	1,262,749
Forest Laboratories, Inc.*	34,140	1,523,668
Shire PLC (ADR) (a)	30,270	1,407,252

		6,308,334
Industrials 12.7%
Aerospace & Defense 1.2%
Precision Castparts Corp.	33,700	2,001,780
Air Freight & Logistics 1.9%
C.H. Robinson Worldwide, Inc.	41,710	2,047,544
UTI Worldwide, Inc.	36,780	1,162,248

		3,209,792
Commercial Services & Supplies 2.6%
Manpower, Inc.	26,580	1,519,844
Monster Worldwide, Inc.*	55,660	2,775,208

		4,295,052
Construction & Engineering 0.7%
McDermott International, Inc.*	22,150	1,206,067
Electrical Equipment 1.8%
AMETEK, Inc.	29,420	1,322,723
Roper Industries, Inc.	35,270	1,715,180

		3,037,903
Machinery 2.5%
Joy Global, Inc.	43,985	2,628,983
Oshkosh Truck Corp.	24,550	1,527,992

		4,156,975
Road & Rail 0.5%
Landstar System, Inc,	19,260	849,751
Trading Companies & Distributors 1.5%
WESCO International, Inc.* (a)	36,660	2,493,247
Information Technology 25.1%
Communications Equipment 3.2%
F5 Networks, Inc.*	35,320	2,560,347
JDS Uniphase Corp.* (a)	465,450	1,940,926
Redback Networks, Inc.* (a)	42,080	912,715

		5,413,988
Computers & Peripherals 0.8%
Network Appliance, Inc.*	38,170	1,375,265
Electronic Equipment & Instruments 2.0%
Agilent Technologies, Inc.*	67,730	2,543,262
Itron, Inc.* (a)	12,280	734,958

		3,278,220
Internet Software & Services 4.2%
Akamai Technologies, Inc.* (a)	75,680	2,489,115
aQuantive, Inc.* (a)	47,440	1,116,738
CNET Networks, Inc.* (a)	87,210	1,239,254
Openwave Systems, Inc.* (a)	101,310	2,186,270

		7,031,377
IT Consulting & Services 1.7%
Fidelity National Information Services, Inc.	26,540	1,076,197
Global Payments, Inc.	16,360	867,244

MPS Group, Inc.* (a)	57,760	883,728

		2,827,169
Semiconductors & Semiconductor Equipment 11.7%
Advanced Micro Devices, Inc.*	103,580	3,434,713
ASML Holding NV (New York Registered Shares)* (a)	65,200	1,328,124
Broadcom Corp. "A"*	82,200	3,547,752
KLA-Tencor Corp.	41,870	2,024,833
Micron Technology, Inc.*	119,310	1,756,243
Novellus Systems, Inc.*	30,860	740,640
PMC-Sierra, Inc.* (a)	91,670	1,126,624
Silicon Laboratories, Inc.* (a)	28,190	1,549,041
SiRF Technology Holdings, Inc.* (a)	21,150	748,922
Trident Microsystems, Inc.* (a)	74,430	2,162,936
Varian Semiconductor Equipment Associates, Inc.* (a)	39,480	1,108,598

		19,528,426
Software 1.5%
Red Hat, Inc.* (a)	57,050	1,596,259
Salesforce.com, Inc.* (a)	24,480	889,358

		2,485,617
Materials 2.5%
Construction Materials 1.2%
Florida Rock Industries, Inc.	20,190	1,135,082
Martin Marietta Materials, Inc.	7,920	847,677

		1,982,759
Containers & Packaging 0.5%
Ball Corp.	18,560	813,485
Metals & Mining 0.8%
Allegheny Technologies, Inc. (a)	22,020	1,347,184
Telecommunication Services 2.5%
Wireless Telecommunication Services
Crown Castle International Corp.*	39,310	1,114,438
NII Holdings, Inc.*	53,570	3,159,024

		4,273,462

Total Common Stocks (Cost $120,703,007)		164,543,106
Securities Lending Collateral 21.9%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $36,694,013)	36,694,013	36,694,013
Cash Equivalents 2.6%
Cash Management QP Trust, 4.64% (d) (Cost $4,367,353)	4,367,353	4,367,353
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 161,764,373)	122.8	205,604,472
Other Assets and Liabilities, Net	(22.8)	(38,142,536)

Net Assets	100.0	167,461,936

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $36,163,432 which is 21.6% of net assets.

(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006